    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                                                FILE NOS. 333-133425; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 9                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        AMENDMENT NO. 55                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts.

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                PROSPECTUS FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2014, describes individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contracts (the "contract" or "contracts") for individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "MyClearCourse(R)" in our marketing materials.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you variable Income Payments with a Guaranteed Payment Floor, provided specified contract conditions are met. As used in this prospectus, "you" or "your" refers to the "owner" or "joint owner."

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. After Income Payments begin, you may surrender your contract for the Commutation Value. The value of your contract before and after your Income Payments begin will depend on the investment performance of the Total Return Fund (as defined below). You bear the investment risk of allocating payments to this contract, subject to any minimum contract guarantees.

Your purchase payments are allocated to the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund -- Class 3 shares ("Total Return Fund").

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.


A Statement of Additional Information, dated May 1, 2014, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                 800.352.9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS................................................................  4

FEE TABLES.................................................................  6
   Example.................................................................  7

CONDENSED FINANCIAL INFORMATION............................................  7

SYNOPSIS...................................................................  7

INVESTMENT RESULTS.........................................................  9

THE COMPANY................................................................  9

FINANCIAL CONDITION OF THE COMPANY.........................................  9

THE SEPARATE ACCOUNT....................................................... 10
   The Subaccount and the Total Return Fund................................ 10
   Voting Rights........................................................... 12
   Changes to the Separate Account and the Subaccount...................... 12
   The Subaccount -- Policies and Procedures............................... 12

CHARGES AND OTHER DEDUCTIONS............................................... 12
   Deductions from the Separate Account.................................... 13
   Other Charges........................................................... 13

THE CONTRACT............................................................... 13
   Purchasing the Contract................................................. 13
   Ownership............................................................... 14
   Annuitant/Joint Annuitant............................................... 15
   Assignment.............................................................. 15
   Purchase Payments....................................................... 15
   Valuation Day and Valuation Period...................................... 15
   Allocation of Purchase Payments......................................... 15
   Valuation of Accumulation Units......................................... 15

SURRENDER AND PARTIAL WITHDRAWALS.......................................... 16
   Surrender and Partial Withdrawals....................................... 16
   Restrictions on Distributions from Certain Contracts.................... 17

DEATH OF OWNER AND/OR ANNUITANT............................................ 17
   Death Benefit Before the Annuity Commencement Date...................... 17
   Distribution Provisions Upon Death of Owner or Joint Owner.............. 17
   How to Claim Death Proceeds and/or Death Benefit Payments............... 17
   Death Benefit On or After the Annuity Commencement Date................. 18
   Distribution Rules...................................................... 18

INCOME PAYMENTS............................................................ 19
   Monthly Income.......................................................... 19
   Guaranteed Payment Floor................................................ 20
   Commutation of Monthly Income Payments.................................. 21
   Optional Payment Plans.................................................. 21

TAX MATTERS................................................................ 22
   Introduction............................................................ 22
   Taxation of Non-Qualified Contracts..................................... 22

   Section 1035 Exchanges........................................... 24
   Qualified Retirement Plans....................................... 25
   Federal Income Tax Withholding................................... 29
   State Income Tax Withholding..................................... 29
   Tax Status of the Company........................................ 29
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...... 29
   Federal Defense of Marriage Act.................................. 30
   Annuity Purchases by Residents of Puerto Rico.................... 30
   Annuity Purchases by Nonresident Aliens and Foreign Corporations. 30
   Foreign Tax Credits.............................................. 30
   Changes in the Law............................................... 30

REQUESTING PAYMENTS................................................. 30

SALES OF THE CONTRACT............................................... 31

ADDITIONAL INFORMATION.............................................. 31
   Owner Questions.................................................. 31
   Return Privilege................................................. 31
   State Regulation................................................. 31
   Evidence of Death, Age, Gender or Survival....................... 31
   Records and Reports.............................................. 32
   Other Information................................................ 32
   Exemption to File Periodic Reports............................... 32
   Unclaimed Property............................................... 32
   Legal Proceedings................................................ 32

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Subaccount prior to the Annuity Commencement Date.

ADJUSTMENT ACCOUNT -- The account that is established when Monthly Income is calculated on the Annuity Commencement Date.

ANNUAL INCOME AMOUNT -- The sum of Annual Income Amounts determined for the Subaccount investing in the Total Return Fund. The Annual Income Amount for the Subaccount is equal to the number of Annuity Units multiplied by the Annuity Unit value on the first Valuation Day of each Annuity Year.

ANNUITANT/JOINT ANNUITANT -- The person(s) whose age and, where appropriate, gender, we use to determine Income Payments. The owner must also be named the Annuitant, unless the owner is not a natural person.

ANNUITY COMMENCEMENT DATE -- The date on which your Income Payments are scheduled to begin if the Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable Income Payment.

ANNUITY YEAR -- Each one-year period beginning on the Annuity Commencement Date or the annual anniversary of the Annuity Commencement Date.

ASSUMED INTEREST RATE -- The interest rate used in calculating variable Income Payment amounts.

ATTAINED AGE -- On any date, an individual's age on December 31 of last year.

CODE -- The Internal Revenue Code of 1986, as amended.

COMMUTATION -- The right to receive a one-time payment of the remaining period certain Income Payments instead of receiving Monthly Income for the duration of the period certain.

COMMUTATION VALUE -- A lump sum payment of the present value of Monthly Income remaining in the period certain minus the value of the Adjustment Account.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract's data pages. We use the Contract Date to determine contract years and contract anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccount.

EARLIEST INCOME DATE -- The earliest date you may receive variable income with a Guaranteed Payment Floor purchased with each purchase payment.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- An amount withdrawn from Contract Value including any premium tax assessed.

GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for the Annuitant.

GUARANTEED PAYMENT FLOOR FACTOR -- The factor used to calculate the Guaranteed Payment Floor purchased with each purchase payment.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME PAYMENT -- One of a series of payments made under either Monthly Income payments upon the Annuity Commencement Date or one of the Optional Payment Plans.

JOINT GUARANTEED PAYMENT FLOOR -- The guaranteed amount of annual income as of the Annuity Commencement Date for Joint Annuitants.

JOINT ADJUSTMENT FACTOR -- The Guaranteed Payment Floor Factor based on the Annuitant's Attained Age, less the Joint Annuitant's Attained Age.

LEVEL INCOME AMOUNT -- The amount that would result from applying the Annual Income Amount to a 12-month period certain, fixed single payment immediate annuity. We will declare the interest rate at the start of each Annuity Year.

MONTHLY INCOME -- The amount paid by us each month on and after the Annuity Commencement Date. The amount remains constant throughout an Annuity Year. This amount may increase or decrease each Annuity Year.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 2, a separate account we established to receive Subaccount allocations. The Separate Account is divided into one Subaccount, which invests in shares of the Total Return Fund.

SUBACCOUNT -- A division of the Separate Account, which invests exclusively in shares of the Total Return Fund.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax.

VALUATION DAY -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which the Total Return Fund does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract.

The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, or fully surrender your contract. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------
Surrender Charge                                   None
--------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.

SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------------------------------
  Mortality and Expense Risk Charge                        1.00%
---------------------------------------------------------------------------
  Account Fees and Expenses                                0.00%
---------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES             1.00%
---------------------------------------------------------------------------

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the total annual operating expenses charged by the Total Return Fund for the year ended December 31, 2013. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.



TOTAL RETURN FUND ANNUAL EXPENSES/1/
-----------------------------------------------------------
Management Fees                                      0.35%
-----------------------------------------------------------
Distribution and Service (Rule 12b-1) Fees/2/        0.25%
-----------------------------------------------------------
Other Expenses/3/                                    0.25%
-----------------------------------------------------------
Acquired Fund Fees and Expenses                      0.01%
-----------------------------------------------------------
Total Annual Portfolio Operating Expenses            0.86%
-----------------------------------------------------------
Contractual Fee Waiver/Reimbursement/4/            (0.01)%
-----------------------------------------------------------
Net Annual Portfolio Operating Expenses              0.85%
-----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Total Return Fund. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2013, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.


/2/The Distribution and Service (Rule 12b-1) Fees of the Total Return Fund solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/3/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (Rule 12b-1) Fees. Other Expenses also include the Class 3 Investor Service Plan fee (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares).


/4/GE Asset Management Incorporated, the investment adviser to the Total Return
   Fund, has a contractual arrangement with the Total Return Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Total Return Fund to the GE Institutional Money Market Fund with respect to the Total Return Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can only be changed or terminated by the Board of Directors of the GE Investments Funds, Inc. and GE Asset Management Incorporated.


The expenses for the Total Return Fund are deducted by the Total Return Fund before it provides us with the daily net asset values. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus.

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THIS CONTRACT WITH THE COSTS OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT CHARGES, AND EXPENSES FOR THE TOTAL RETURN FUND.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period; and

  . are assessed Separate Account charges of 1.00%, charged as a percentage of an assumed daily Contract Value of $10,000.

As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $189        $585       $1,006       $2,180

Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. Deductions for premium taxes are not reflected, but may apply.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:


                  ACCUMULATION                  NUMBER OF
                 UNIT VALUES AT  ACCUMULATION  ACCUMULATION
                   BEGINNING    UNIT VALUES AT UNITS AT END
SUBACCOUNTS        OF PERIOD    END OF PERIOD   OF PERIOD   YEAR
----------------------------------------------------------------
GE INVESTMENTS
 FUNDS, INC.
----------------------------------------------------------------
Total Return         $11.60         $13.17        11,876    2013
 Fund --              10.44          11.60        11,876    2012
 Class 3 Shares       10.88          10.44        42,256    2011
                      10.05          10.88        28,683    2010
                       8.42          10.05        11,667    2009
                      12.04           8.42            --    2008
                      10.90          12.04            --    2007
                      10.00          10.90            --    2006


SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible purchase payment variable income contract with guaranteed income on an immediate and deferred annuity basis. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Guarantees made under the Contract are based on our claims paying ability. Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the Accumulation Period, we will use your purchase payments to buy Accumulation Units under the Separate Account, which will in turn, purchase a minimum guaranteed amount of annual income beginning on or after the Earliest Income Date (Annuity Commencement Date). Should you decide to receive Income Payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. See "The Contract" provision of this prospectus.

On the Annuity Commencement Date, we apply your Contract Value to purchase Income Payments. In turn, Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base Income Payments on Subaccount performance, the amount of payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Payment Floor, provided all contractual requirements have been satisfied. See "The Contract," the "Benefits at the Annuity Commencement Date" and the "Guaranteed Payment Floor" provisions of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Separate Account" provision of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We assess a daily charge equal to an effective annual rate of 1.00% against the average daily net assets of the Subaccount. This charge consists of a mortality and expense risk charge.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations, as well as Rule 12b-1 fees or service share fees. See the "Fee Tables" provision of this prospectus. These expenses are more fully described in the prospectus for the Total Return Fund.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

We currently do not pay compensation to broker-dealers who sell the contracts; however, we reserve the right to do so in the future. For a discussion, see the "Sale of the Contracts" provision in this prospectus.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your purchase payments until the Annuity Commencement Date are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you monthly income beginning on the Annuity Commencement Date provided an Annuitant is still living on that date. You may also decide to take Income Payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? An owner must also be an Annuitant, and a joint owner must also be a joint annuitant. Before the Annuity Commencement Date, if an owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full surrender or partial withdrawal, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% Internal Revenue Service ("IRS") penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. If Income Payments have not begun and you terminate the contract, you will lose your benefit. See the "Guaranteed Payment Floor" provision of this prospectus.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 2 of this prospectus within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value PLUS any charges we have deducted from purchase payments prior to their allocation to the Separate Account. Or, if required by the law of your state, we will refund your purchase payments (less any partial withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your completed application, we will allocate your initial purchase payment directly to the Subaccount that invests in the Total Return Fund.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender, partial withdrawal or payment of a death benefit, will generally result in taxable income (except for qualified distributions from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

INVESTMENT RESULTS

At times, the Separate Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming Separate Account charges.

Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Total Return Fund, the Total Return Fund's charges and expenses (including applicable Rule 12b-1 fees and/or service share fees), and the charges associated with the contract, including the mortality and expense risk charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We conduct business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc.

FINANCIAL CONDITION OF THE COMPANY


Many financial services companies, including insurance companies, continue to face challenges in this uncertain market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.


ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccount investing in the Total Return Fund. Your Contract Value in the Subaccount is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.


ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the contract that exceed your Contract Value are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.


OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5, 2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Separate Account is available for investment under the contract. The Subaccount, in turn, invests exclusively in shares of the Total Return Fund.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE SUBACCOUNT AND THE TOTAL RETURN FUND

There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. The Total Return Fund is registered with the SEC as an open-end management investment company under the 1940 Act.

BEFORE INVESTING IN THE CONTRACT, CAREFULLY READ THE PROSPECTUS FOR THE TOTAL RETURN FUND ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR THE TOTAL RETURN FUND BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objective of the Total Return in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

INVESTMENT OBJECTIVE                                ADVISER
-------------------------------------------------------------------------
Seeks the highest total return,         GE Asset Management Incorporated
composed of current income and          (subadvised by BlackRock
capital appreciation, as is consistent  Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------

We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay death benefits, surrender proceeds, and partial withdrawals, to make Income Payments or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to owners as additional units, but instead reflect them in unit values.

We have entered into a Participation Agreement with GE Investments Funds, Inc. setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return Fund. The discussion that follows reflects the terms of the current agreement. Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, GE Investments Funds, Inc. and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of contract owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. GE Investments Funds, Inc. currently does not foresee any such disadvantage to owners. Nonetheless, the Board of Directors of GE Investments Funds, Inc. monitors the Total Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting contract owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the Subaccount might be required to withdraw its investment in the Total Return Fund and substitute shares of a different mutual fund. This might force the Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Service Agreement with GE Asset Management Incorporated ("GEAM") to compensate us for providing services in the nature of "personal service and/or the maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein relating to the Total Return Fund. GEAM has agreed to pay us an amount equal to 0.05% (for Class 3 shares) of the average daily net assets of the Separate Account invested in the Total Return Fund on an annual basis. Payment of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

Pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of GE Investments Funds, Inc. adopted a Distribution and Service (Rule 12b-1) Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing the Total Return Fund. Pursuant to an agreement between GE Investments Funds, Inc. and its principal underwriter, and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum rate of 0.25% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund. In addition, the Distribution Plan covers payments made under the Class 3 Investor Service Plan (as described below) in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares. The Distribution Plan and related agreement, as each may be amended from time to time, were effective May 1, 2006.

On May 1, 2009, GE Investment Funds, Inc. adopted an Investor Service Plan with respect to Class 3 shares of the Total Return Fund ("Class 3 Investor Service Plan"). Under the Class 3 Investor Service Plan, GE Investment Funds, Inc., on behalf of the Total Return Fund, may compensate a life insurance company that offers Class 3 shares of the Total Return Fund as an investment option in its variable annuity contracts for certain services provided to owners of such contracts. The amount of compensation paid under the Class 3 Investor Service Plan by the Total Return Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such share class. Effective May 1, 2009, we entered into an Investor Services Agreement -- Class 3 Shares ("Investor Services Agreement") with GE Investment Funds, Inc. to compensate us for certain account maintenance, record keeping and other administrative services relating to the contracts for which the Total Return Fund would otherwise have to pay if not provided by us. Under the Investor Services Agreement, we are paid at the end of each calendar quarter an amount equal to, on an annual basis, 0.20% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund.

In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

VOTING RIGHTS

As required by law, we will vote the shares of the Total Return Fund held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, owners will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Total Return Fund shares for which no instructions are received (or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and, if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNT

We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the Total Return Fund; however, we reserve our right to do so should the Total Return Fund become inappropriate to maintain the guarantees under the contract. We will only substitute the Total Return Fund with an equity based investment option should we exercise our right to substitute the Total Return Fund in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new separate accounts; deregister the Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE SUBACCOUNT -- POLICIES AND PROCEDURES

We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it has only one Subaccount investing in one portfolio.

The Total Return Fund may refuse purchase payments for any reason. In such case, if we cannot make the purchase request on the date you allocate assets, your assets will be returned to you.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We currently do not pay commissions to the broker-dealers for selling this contract, but we reserve the right to do so in the future. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts. Please see the discussion below and in the "Sales of the Contract" provision of this prospectus.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering Income Payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  . the risk that the actual life-span of persons receiving Income Payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Subaccount in the Separate Account an amount, computed daily, equal to an effective annual rate of 1.00% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The charge reduces the value of Accumulation Units and Annuity Units. The charge consists of a mortality and expense risk charge.
These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include full surrenders, partial withdrawals, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

The Total Return Fund incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of the Total Return Fund, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Total Return Fund makes deductions from its assets. Portfolio expenses are the responsibility of the Total Return Fund and are more fully described in the prospectus for the Total Return Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

THE CONTRACT

The contract is an individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING THE CONTRACT

You may purchase the contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you directly or through your sales representative. See the "Sales of the Contract" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five business days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit, and other non-tax related benefits. Please consult a tax adviser in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.

OWNERSHIP

As owner(s), you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to any restrictions stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan; and

  . your primary beneficiary and/or contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), upon written notice to our Home Office, provided an Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during an Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the non-natural owner may have negative tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ANNUITANT/JOINT ANNUITANT

An Annuitant must be named and the Annuitant must be the same person as the owner, unless the owner is a non-natural entity, such as a trust. In addition, if there are joint owners, the joint owner must be named a Joint Annuitant. Any joint owner added after the contract is issued must be the owner's spouse. If an owner adds his or her spouse as joint owner and/or Joint Annuitant, such addition can only take place prior to the Annuity Commencement Date.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

If a Non-Qualified Contract is assigned or sold, unless under an involuntary assignment affected by legal process, the Guaranteed Payment Floor will reduce to zero and cannot be increased. See the "Guaranteed Payment Floor" provision of this prospectus.

IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Tax Matters" provision of this prospectus.

PURCHASE PAYMENTS

You may make purchase payments to us at any frequency and in the amount you select, subject to certain restrictions. You must obtain our prior approval before you make total purchase payments for any Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is a IRA contract). Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccount that invests in the Total Return Fund.

Upon allocation to the Subaccount, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, full surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, we take into account a charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER AND PARTIAL WITHDRAWALS

We will allow you to totally surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal which would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

When taking a partial withdrawal, any applicable premium tax will be taken from the amount withdrawn unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value.

Partial withdrawals and surrenders may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or partial withdrawal may also be subject to income tax withholding. See the "Tax Matters" provision of this prospectus.

TELEPHONE WITHDRAWALS. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You can only surrender your contract by writing our Home Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  . Requiring you or a third party you authorize to provide some form of personal identification before we act on the telephone instructions;

  . Confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  Tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals. To request a telephone withdrawal, please call us at 800.352.9910.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE

If any owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day on which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

If the owner is a non-natural entity, and any Annuitant dies before the Annuity Commencement Date, the amount of proceeds payable is the death benefit (as defined below). Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The "death benefit" available is equal to the Contract Value on the first Valuation Day we have received proof of death and all required forms at our Home Office.

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if the owner is a non-natural entity.

The discussion below describes the methods available for distributing the value of the contract upon death.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of an owner (or any Annuitant if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect to receive Monthly Income; or

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue his or her portion of the contract as the owner. If the surviving spouse elects to continue the contract, the terms of the contract will continue, except that:

      (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

      (2) no additional purchase payments will be accepted; and

      (3) there will be no further step-up of the Guaranteed Payment Floor.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

If the designated beneficiary who is not the surviving spouse of the deceased elects to receive Monthly Income, under payment choice 4 above, then payments may be made provided that:

   (1) the first Monthly Income payment must be paid no later than one year after the date of death;

   (2) the period certain for the income plan is shorter than the designated beneficiary's life expectancy as determined by the Internal Revenue Service; and

   (3) the Earliest Income Date is less than one year after the date of death.

In addition, the following will apply:

   (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

   (2) no additional purchase payments will be accepted; and

   (3) there will be no further step-up of the Guaranteed Payment Floor.

DEATH BENEFIT ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If any Annuitant dies on or after the Annuity Commencement Date, Income Payments will be made as stated in the section discussing Income Payments. See the "Income Payments" and "Distribution Rules" provisions of this prospectus.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date and the Beneficiary is the Surviving Spouse

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 or 4 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

If the last surviving Annuitant dies on or after the Annuity Commencement Date, Monthly Income will be paid under the contract at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract; i.e., unless accelerated in accordance with the contract terms, Income Payments will continue to the beneficiary under the distribution method in effect at the time of death. Or, if chosen, the death benefit may be paid in a lump sum.

The lump sum amount will be the greater of (1) and (2) where:

   (1) is the present value of the Guaranteed Payment Floor for the number of years remaining in the period certain; and

   (2) is the present value of the Annual Income Amount for the number of years remaining in the period certain.

Present value will be calculated at rate of 1% above the Assumed Interest Rate at which the payments and Annuity Units were calculated. We will calculate the present value on the Valuation Day that we receive due proof of death and all required forms at our Home Office.

INCOME PAYMENTS

The Annuity Commencement Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. You select the Annuity Commencement Date at contract issue, which may be any Valuation Day after the first Valuation Day under the contract. Prior to the date that Monthly Income begins, you may change the Annuity Commencement Date to any Valuation Day after the First Valuation Day under the contract, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis. The Guaranteed Payment Floor is zero if the Annuity Commencement Date is prior to the Earliest Income Date.

To change the Annuity Commencement Date, send a written notice to our Home Office at least 30 days prior to the proposed new Annuity Commencement Date. If you change the Annuity Commencement, and we consent to the new Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date you selected.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for Income Payments to start on the date and under the option specified by the plan.

MONTHLY INCOME

We will begin making Monthly Income payments to you on the Annuity Commencement Date. Monthly Income will not vary during an Annuity Year.

Currently, we will pay an income benefit in the form of a Life Income with a 20 or 23 Year period certain. Other income plans may be available upon request. If you change your income plan to another income plan after the contract is issued, the Guaranteed Payment Floor will be zero. Adding a spousal Joint Annuitant is not considered a change in income plan. You may only change your income plan prior to the Annuity Commencement Date.

Payments will continue for the life of the Annuitant under the Life Income with period certain plan if he or she lives longer than the period certain. If the Annuitant dies before the end of the period certain, we will continue the remaining payments for the remaining period to you or to the designated payee. Payments will continue for the life of the surviving Annuitant under the Joint Life and Survivor Income with period certain plan if any Annuitant lives longer than the period certain. If both Annuitants die before the end of the period certain, the remaining payments will be paid to you or another payee you have designated.

THE INITIAL MONTHLY INCOME PAYMENT. We determine the initial Monthly Income payment by taking the greater of:

   (1) the Guaranteed Payment Floor divided by 12; and

   (2) the Level Income Amount.

The Annual Income Amount is used to determine the Level Income Amount. The Level Income Amount is the monthly amount that would result from applying the Annual Income Amount to a twelve month, period certain, fixed single payment immediate annuity.

The initial Annual Income Amount for the Subaccount is equal to (1) multiplied by (2), divided by (3), where:

   (1) is the annual payment rate per $1,000 for your income plan using the Settlement Age(s) of the Annuitant and any Joint Annuitant as of the Annuity Commencement Date;

   (2) is the Annuity Commencement Value, less any premium tax; and

   (3) is $1,000.

Annual payments rates are based on the Annuity 2000 Mortality Tables using an assumed interest rate of 3%.

On the Annuity Commencement Date, if any Monthly Income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Annuity Commencement Value and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME PAYMENTS. Monthly Income in subsequent Annuity Years will be calculated as of the first Valuation Day of each Annuity Year and is equal to the greater of (1) and (2) where:

   (1) is the subsequent Level Income Amount, MINUS any value in the Adjustment Account as of the date the last Monthly Income was paid divided by twelve; and

   (2) is the Guaranteed Payment Floor divided by twelve.

The Annual Income Amount is used to determine the Level Income Amount. The Annual Income Amount in subsequent Annuity Years is determined by means of Annuity Units.

The number of Annuity Units will be determined on the Annuity Commencement Date. The number of Annuity Units for the Subaccount is (1) divided by (2) where:

   (1) is the initial Annual Income Amount from the Subaccount; and

   (2) is the Annuity Unit value for the Subaccount as of the Annuity Commencement Date.

The Annual Income Amount for the Subaccount in each subsequent Annuity Year is the number of Annuity Units for the Subaccount multiplied by the Annuity Unit value for the Subaccount on the first Valuation Day of each Annuity Year. The Annual Income Amount for each subsequent Annuity Year is equal to the sum of Annual Income Amounts for the Subaccount.

The Annual Income Amount may be greater or less than the Annual Income Amount in the first Annuity Year. We guarantee that the Annual Income Amount in subsequent Annuity Years will not be affected by variations in mortality assumptions on which the Annual Income Amount in the first Annuity Year is based.

DETERMINATION OF ANNUITY UNIT VALUE. The Annuity Unit value for the Subaccount for any Valuation Period is equal to the Annuity Unit value for the Subaccount for the preceding Valuation Period multiplied by the product of (1) and (2), where:

   (1) is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated; and

   (2) is an Assumed Interest Rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The Assumed Interest Rate factor in (2) is the daily equivalent of dividing (i) one by (ii) one PLUS the Assumed Interest Rate of 3%. If a plan with a different Assumed Interest Rate is used to determine the initial payment, a different Assumed Interest Rate factor will be used to determine subsequent payments.

ADJUSTMENT ACCOUNT. An adjustment account is established on the Annuity Commencement Date. The value of the Adjustment Account on the Annuity Commencement Date is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the Guaranteed Payment Floor, MINUS twelve multiplied by the initial Level Income Amount.

The value of the Adjustment Account in subsequent Annuity Years is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the value of the Adjustment Account as of the prior Annuity Year, PLUS twelve multiplied by the Monthly Income for the current Annuity Year, MINUS twelve multiplied by the Level Income Amount for the current Annuity Year.

GUARANTEED PAYMENT FLOOR

Your initial purchase payment purchases a minimum guaranteed amount of annual income paid monthly beginning on or after the Annuity Commencement Date.

The initial Guaranteed Payment Floor is determined at the time the initial purchase payment is received. All or part of the initial Guaranteed Payment Floor may be carried over from another annuity contract. Purchase payments that do not benefit from a higher carried over Guaranteed Payment Floor will receive an initial Guaranteed Payment Floor determined by multiplying the initial purchase payment by the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the date the contract is issued as shown in your contract.

The Guaranteed Payment Floor does not change unless there are additional purchase payments, Gross Withdrawals, a step-up of Guaranteed Payment Floor or the death of an owner.

If you make additional purchase payments, your Guaranteed Payment Floor will be increased. The amount of increase in the Guaranteed Payment Floor will be (1) multiplied by (2), where:

   (1) is the additional purchase payment amount; and

   (2) is the Guaranteed Payment Floor Factor for the Annuitant's Attained Age on the Valuation Day the purchase payment is received.

If approved by us, the above increase may be greater if a Guaranteed Payment Floor amount is carried over from another annuity contract. In addition, we reserve the right to change the table of Guaranteed Payment Floor Factors as of January 1 of each calendar year. We will send you the new table before the effective date of the change. Any change in the Guaranteed Payment Floor
Factors will apply to purchase payments received on or after the table is changed. Any change in the Guaranteed Payment Floor Factors will not affect your Guaranteed Payment Floor purchased before the effective date of the change.

Your Guaranteed Payment Floor may increase each year on the Annuitant's birthday. If the Annuitant's birthday does not fall on a Valuation Day, we will calculate the increase, if any, on the next Valuation Day. The Guaranteed Payment Floor on that date is equal to the greater of (1) and (2), where:

   (1) is the Guaranteed Payment Floor prior to the Annuitant's birthday; and

   (2) is (a) multiplied by (b), where:

       a. is the Guaranteed Payment Floor Factor on the Annuitant's birthday for the Annuitant's Attained Age; and

       b. is the Contract Value on the first Valuation Day on or after the Annuitant's birthday.

The Guaranteed Payment Floor will be adjusted to reflect the amount withdrawn by reducing the Guaranteed Payment Floor in the same proportion that the Contract Value is reduced by the Gross Withdrawal.

If on the Annuity Commencement Date there is a Joint Annuitant, the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor.

COMMUTATION OF MONTHLY INCOME PAYMENTS

After the Annuity Commencement Date and prior to the end of the period certain, you may elect to commute the remaining period certain payments. The Commutation Value is as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). Once the period certain is complete, there is no commuted value. However, should the Annuitant live beyond the period certain, Monthly Income payments will resume.

The Commutation Value is equal to (1) MINUS (2), where:

   (1) is the present value of the Annual Income Amount for the number of years remaining in the period certain as of the effective date of the lump sum payment; and

   (2) is the Adjustment Account as of the effective date of the lump sum payment.

Present value will be calculated using the Assumed Interest Rate, PLUS the total Separate Account charges. The effective date of the lump sum payment will be the Valuation Day that we receive your written request to apply this provision in a form acceptable to us at our Home Office.

IMPORTANT NOTE ON COMMUTATION: PLEASE CONSIDER YOUR OPTIONS CAREFULLY BEFORE YOU ELECT TO COMMUTE YOUR MONTHLY INCOME PAYMENTS AND RECEIVE THE COMMUTATION VALUE. BECAUSE THE PAYMENT YOU WILL RECEIVE IS BASED ON THE NUMBER OF YEARS REMAINING IN THE PERIOD CERTAIN, YOU WILL LOSE THE OPPORTUNITY TO RECEIVE A POTENTIALLY SIGNIFICANT AMOUNT OF MONTHLY INCOME. PLEASE CONSIDER, ALSO, THE ADVERSE EFFECT COMMUTING YOUR PERIOD CERTAIN INCOME PAYMENTS MAY HAVE ON YOUR BENEFICIARIES OR DESIGNATED PAYEES.

OPTIONAL PAYMENT PLANS

Death proceeds or surrender value may be paid in one payment or, subject to the limitations below, left with us and paid under an optional payment plan ("Optional Payment Plan"). Proceeds paid under an Optional Payment Plan do not include Monthly Income payments payable upon the Annuity Commencement Date.

During the Annuitant's life, and before Income Payments begin, you (or the designated beneficiary at your death) can choose an Optional Payment Plan. If you change a designated beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the owner or Annuitant, your designated beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision of this prospectus.

The Optional Payment Plans listed below are available as either a fixed or variable income option. You must select one or the other; a combination is not permitted.

FIXED INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Fixed Income Payments will begin on the date selected. All amounts are transferred to our General Account and payments made will equal or exceed those required by the state where the contract is issued.

VARIABLE INCOME OPTIONS UNDER AN OPTIONAL PAYMENT PLAN. Variable Income Payments will begin within seven days of the requested start date. Variable Income Payments after the first will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any owner's (or Annuitant's) death or a surrender. We will determine your variable Income Payments in the manner described in the "Death Benefit Before the Annuity Commencement Date" provision of this prospectus.

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for periodic payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.

Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 2 (Joint Life and Survivor Income) are not redeemable.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual purchase payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner (entity) is taxable on the annual increase in the Contract Value in excess of the purchase payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Total Return Fund in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated under the contract.

Although we do not control the investments of all of the Total Return Fund, we expect that the Total Return Fund will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's purchase payments paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND FULL SURRENDER. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Payment Floor.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

TAXATION OF DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or if an owner is a non-natural entity, an Annuitant. The tax treatment of these amounts depends on whether the owner, or Annuitant (or joint owner or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an Income Payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid On or After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract," provided the death benefit is received in accordance with the existing Optional Payment Plan. All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a death benefit proceeds received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

PENALTY TAXES PAYABLE ON SURRENDER, PARTIAL WITHDRAWALS OR INCOME PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  . the beneficiary receives on or after the death of the Owner (or the Annuitant, if the Owner is not a natural person).

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of these rules are not clear. However, these rules could affect:

  . the amount of a surrender, a partial withdrawal or an Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial
Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs. Section 408A of the Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or plan fiduciary to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

GUARANTEED PAYMENT FLOOR. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the Guaranteed Payment Floor feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Payment Floor feature, could increase the amount of the minimum required distribution that must be taken from your contract.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATIONS REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASE THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

When distributions are to be made for married participants under certain qualified contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA (or a Roth 401(k)) if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  . to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.


The IRS has re-examined a longstanding interpretation of the IRA rollover rules, announcing that it intends to issue prospective guidance clarifying that an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs. The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.


If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contracts cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contract and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Total Return Fund that you will pay indirectly when your assets are allocated to the Total Return Fund, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning the Total Return Fund's fees and expenses is included in its prospectus.

The Company may receive fees from the investment adviser or distributor of the Total Return Fund for certain administrative and other services we provide to you or to the Total Return Fund relating to the allocation of your assets to the Total Return Fund. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees from the Total Return Fund or its distributor for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Total Return Fund and its adviser and distributor is included in "The Subaccount and the Total Return Fund" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer generally is paid a commission and may be paid a separate marketing allowance. We currently do not pay compensation for the promotion and sale of the contracts; however, we reserve the right to do so in the future. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or full surrender, or Income Payment, we will send you forms that explain the withholding requirements.


See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.


STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.


The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.


In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.


When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.


We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

       . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

       . the New York Stock Exchange is closed for other than a regular holiday or weekend;

       .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrender, or death benefit until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACT


We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We currently do not pay compensation for the promotion and sale of the contracts, however, we reserve the right to do so in the future.


No commissions have been paid to Capital Brokerage Corporation for the sale of the contracts. In 2013, 2012 and 2011, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract PLUS any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states you may have more than 10 days to return the contract for a refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER OR SURVIVAL

We may require proof of the age, gender, death or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in the Subaccount. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.


UNCLAIMED PROPERTY

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


LEGAL PROCEEDINGS

We face the significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, we agreed to a resolution of the multi-state exam and agreed to pay the department $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office is appealing that decision. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.


We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION
                                                             PAGE
THE COMPANY................................................. B-3

THE SEPARATE ACCOUNT........................................ B-3

THE CONTRACTS............................................... B-3
   Net Investment Factor.................................... B-3

TERMINATION OF PARTICIPATION AGREEMENT...................... B-4

CALCULATION OF PERFORMANCE DATA............................. B-4
   Subaccount Investing in the Total Return Fund............ B-4

TAX MATTERS................................................. B-5
   Taxation of Genworth Life and Annuity Insurance Company.. B-5
   IRS Required Distributions............................... B-5

GENERAL PROVISIONS.......................................... B-5
   Using the Contracts as Collateral........................ B-5
   The Beneficiary.......................................... B-6
   Non-Participating........................................ B-6
   Misstatement of Age or Gender............................ B-6
   Incontestability......................................... B-6
   Statement of Values...................................... B-6
   Trust as Owner or Beneficiary............................ B-6
   Written Notice........................................... B-6

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT
  PLANS..................................................... B-6

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY... B-6

EXPERTS..................................................... B-6

FINANCIAL STATEMENTS........................................ B-6


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Form P1165 4/05 (MyClearCourse(R)) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                     Zip

Signature of Requestor _________________________________________________________

                    STATEMENT OF ADDITIONAL INFORMATION FOR
   FLEXIBLE PURCHASE PAYMENT VARIABLE INCOME WITH GUARANTEED MINIMUM INCOME
                   IMMEDIATE AND DEFERRED ANNUITY CONTRACTS

                                FORM P1165 4/05
                            ENDORSEMENT P5322 1/06

                                  ISSUED BY:
GENWORTH LIFE AND ANNUITY INSURANCE COMPANY GENWORTH LIFE & ANNUITY VA SEPARATE
                                   ACCOUNT 2
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                        TELEPHONE NUMBER: 800.352.9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2014, for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the Flexible Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      800.352.9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2014.

TABLE OF CONTENTS


THE COMPANY............................................................... B-3

THE SEPARATE ACCOUNT...................................................... B-3

THE CONTRACTS............................................................. B-3
   Net Investment Factor.................................................. B-3

TERMINATION OF PARTICIPATION AGREEMENT.................................... B-4

CALCULATION OF PERFORMANCE DATA........................................... B-4
   Subaccount Investing in the Total Return Fund.......................... B-4

TAX MATTERS............................................................... B-5
   Taxation of Genworth Life and Annuity Insurance Company................ B-5
   IRS Required Distributions............................................. B-5

GENERAL PROVISIONS........................................................ B-5
   Using the Contracts as Collateral...................................... B-5
   The Beneficiary........................................................ B-6
   Non-Participating...................................................... B-6
   Misstatement of Age or Gender.......................................... B-6
   Incontestability....................................................... B-6
   Statement of Values.................................................... B-6
   Trust as Owner or Beneficiary.......................................... B-6
   Written Notice......................................................... B-6

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS............. B-6

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY................. B-6

EXPERTS................................................................... B-6

FINANCIAL STATEMENTS...................................................... B-6

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").


On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.


Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.


We are one of a number of subsidiaries of Genworth, a leading financial services company dedicated to providing insurance, wealth management, investment management and financial solutions to our customers, with a presence in more than 25 countries.

We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.


  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.


We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.


We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into one or more Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to one or more Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of the Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against the Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount); and

   (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENT

The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund ("Total Return Fund") sells its shares to the Separate Account contains a provision regarding the circumstances in which the Agreement may be terminated.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon one-hundred eighty (180) days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccount investing in the Total Return Fund. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Total Return Fund

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for the Subaccount for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the Total Return Fund, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund (after deductions for the Total Return Fund's expenses, and the mortality and expense risk fees).

   (2) Standardized total return does not reflect the deduction of any premium taxes.

   (3) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Total Return Fund has provided the price information used to calculate the historical performance of the Subaccount. We have no reason to doubt the accuracy of the figures provided by the Total Return Fund. We have not independently verified such information.

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1
where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death, or

      (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. See the "Tax Matters" provision of the prospectus.

The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and for each of the years in the three-year period ended December 31, 2013, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2013 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2013

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               Table of Contents

                         Year ended December 31, 2013

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-19

Notes to Financial Statements.............................................. F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 2 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 2 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series I shares, Invesco V.I. Comstock Fund -- Series II shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Equity and Income Fund -- Series II shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection
Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated High Income Bond
Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Service Class 2, VIP FundsManager(R) 50% Portfolio -- Service Class 2, VIP FundsManager(R) 60% Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares; Janus Aspen Series -- Balanced
Portfolio -- Service Shares, Forty Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II, ClearBridge Variable All Cap Value Portfolio -- Class I, ClearBridge Variable Equity Income Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Capital Income Fund/VA -- Service Shares, Oppenheimer Global Fund/VA -- Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2013, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the underlying mutual funds or their transfer agent. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 2 as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2014

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                     Statements of Assets and Liabilities

                               December 31, 2013

                                                   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                           -------------------------------------------------------------------------------
                                           INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                             AMERICAN   INVESCO V.I.     CORE      EQUITY AND  INTERNATIONAL     VALUE
                                            FRANCHISE     COMSTOCK      EQUITY       INCOME       GROWTH     OPPORTUNITIES
                                             FUND --      FUND --      FUND --      FUND --       FUND --       FUND --
                              CONSOLIDATED   SERIES I    SERIES II     SERIES I    SERIES II     SERIES II     SERIES II
                                 TOTAL        SHARES       SHARES       SHARES       SHARES       SHARES        SHARES
                              ------------ ------------ ------------ ------------ ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............ $981,970,046    65,350     1,541,855    1,062,421    2,555,792     6,177,625      11,691
Dividend receivable..........      180,660        --            --           --           --            --          --
Receivable for units sold....          283        --            --           --           --            --          --
                              ------------    ------     ---------    ---------    ---------     ---------      ------
       Total assets..........  982,150,989    65,350     1,541,855    1,062,421    2,555,792     6,177,625      11,691
                              ------------    ------     ---------    ---------    ---------     ---------      ------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       43,511         2            62           41          125           248          --
Payable for units
  withdrawn..................      389,098        --            --          240            1         2,151          --
                              ------------    ------     ---------    ---------    ---------     ---------      ------
       Total liabilities.....      432,609         2            62          281          126         2,399          --
                              ------------    ------     ---------    ---------    ---------     ---------      ------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  959,269,491    65,348     1,541,793    1,062,140    2,532,905     5,960,840      11,691
   Variable annuity
     contract owners in
     the annuitization
     period..................   22,448,889        --            --           --       22,761       214,386          --
                              ------------    ------     ---------    ---------    ---------     ---------      ------
       Net assets............ $981,718,380    65,348     1,541,793    1,062,140    2,555,666     6,175,226      11,691
                              ============    ======     =========    =========    =========     =========      ======
Investments in
  securities at cost......... $858,781,871    48,070     1,060,422      827,013    1,795,422     4,821,095      11,296
                              ============    ======     =========    =========    =========     =========      ======
Shares outstanding...........                  1,291        87,209       27,646      138,002       177,111       1,256
                                              ======     =========    =========    =========     =========      ======

                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                              -----------------------------------------------------

                              ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                               BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                                  STRATEGY           GROWTH            INCOME
                                PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                                   CLASS B           CLASS B           CLASS B
                              ----------------- ----------------- -----------------
ASSETS:
Investments at fair
  value (note 2b)............     2,402,575          90,239            140,751
Dividend receivable..........            --              --                 --
Receivable for units sold....            --              --                 --
                                  ---------          ------            -------
       Total assets..........     2,402,575          90,239            140,751
                                  ---------          ------            -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           102               4                  4
Payable for units
  withdrawn..................             1              --                  1
                                  ---------          ------            -------
       Total liabilities.....           103               4                  5
                                  ---------          ------            -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     2,388,700          90,235            140,746
   Variable annuity
     contract owners in
     the annuitization
     period..................        13,772              --                 --
                                  ---------          ------            -------
       Net assets............     2,402,472          90,235            140,746
                                  =========          ======            =======
Investments in
  securities at cost.........     1,996,292          72,935            115,582
                                  =========          ======            =======
Shares outstanding...........       176,013           4,472              5,120
                                  =========          ======            =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                                                                 AMERICAN CENTURY
                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.      VARIABLE
                                               (CONTINUED)                      PORTFOLIOS II, INC.
                          ----------------------------------------------------- -------------------



                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP        VP INFLATION
                                VALUE            GROWTH            GROWTH           PROTECTION
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --          FUND --
                               CLASS B           CLASS B           CLASS B           CLASS II
                          ----------------- ----------------- ----------------- -------------------
ASSETS:
Investments at fair
 value (note 2b).........    $5,556,037          175,439          1,711,117          9,246,123
Dividend receivable......            --               --                 --                 --
Receivable for units sold            --               --                 --                 --
                             ----------          -------          ---------          ---------
    Total assets.........     5,556,037          175,439          1,711,117          9,246,123
                             ----------          -------          ---------          ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           226                6                 76                379
Payable for units
 withdrawn...............         1,001               --                 --                209
                             ----------          -------          ---------          ---------
    Total liabilities....         1,227                6                 76                588
                             ----------          -------          ---------          ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,340,863          175,433          1,711,041          8,900,904
 Variable annuity
   contract owners in
   the annuitization
   period................       213,947               --                 --            344,631
                             ----------          -------          ---------          ---------
    Net assets...........    $5,554,810          175,433          1,711,041          9,245,535
                             ==========          =======          =========          =========
Investments in
 securities at cost......    $5,019,821          104,013          1,333,340          9,908,992
                             ==========          =======          =========          =========
Shares outstanding.......       373,892            4,215             75,915            884,796
                             ==========          =======          =========          =========

                                                                                   COLUMBIA FUNDS VARIABLE
                                  BLACKROCK VARIABLE SERIES FUNDS, INC.               INSURANCE TRUST I
                          ------------------------------------------------------ ----------------------------
                                                                                                  COLUMBIA
                                           BLACKROCK                                              VARIABLE
                                             GLOBAL     BLACKROCK    BLACKROCK      COLUMBIA    PORTFOLIO --
                             BLACKROCK     ALLOCATION   LARGE CAP      VALUE        VARIABLE       MARSICO
                          BASIC VALUE V.I.    V.I.     GROWTH V.I. OPPORTUNITIES  PORTFOLIO --  INTERNATIONAL
                              FUND --       FUND --      FUND --   V.I. FUND --     MARSICO     OPPORTUNITIES
                             CLASS III     CLASS III    CLASS III    CLASS III   GROWTH FUND --    FUND --
                               SHARES        SHARES      SHARES       SHARES        CLASS 1        CLASS 2
                          ---------------- ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    1,455,374     231,552,107   42,200       132,164      2,270,027      3,578,287
Dividend receivable......           --              --       --            --             --             --
Receivable for units sold           --              --       --            --             --             --
                             ---------     -----------   ------       -------      ---------      ---------
    Total assets.........    1,455,374     231,552,107   42,200       132,164      2,270,027      3,578,287
                             ---------     -----------   ------       -------      ---------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           60          10,482        2             5            100            144
Payable for units
 withdrawn...............          592           7,007       --            --            987            677
                             ---------     -----------   ------       -------      ---------      ---------
    Total liabilities....          652          17,489        2             5          1,087            821
                             ---------     -----------   ------       -------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    1,454,722     223,193,497   42,198       132,159      2,268,940      3,435,297
 Variable annuity
   contract owners in
   the annuitization
   period................           --       8,341,121       --            --             --        142,169
                             ---------     -----------   ------       -------      ---------      ---------
    Net assets...........    1,454,722     231,534,618   42,198       132,159      2,268,940      3,577,466
                             =========     ===========   ======       =======      =========      =========
Investments in
 securities at cost......    1,040,376     209,022,789   37,319        73,400      1,594,407      2,844,475
                             =========     ===========   ======       =======      =========      =========
Shares outstanding.......       83,883      14,862,138    2,984         5,874         75,592        192,796
                             =========     ===========   ======       =======      =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                EATON VANCE       FEDERATED INSURANCE
                               VARIABLE TRUST           SERIES
                              ---------------- ------------------------- --------------------------

                                               FEDERATED HIGH FEDERATED      VIP           VIP
                                                INCOME BOND    KAUFMANN    BALANCED   CONTRAFUND(R)
                                                 FUND II --   FUND II -- PORTFOLIO -- PORTFOLIO --
                              VT FLOATING-RATE    SERVICE      SERVICE     SERVICE       SERVICE
                                INCOME FUND        SHARES       SHARES     CLASS 2       CLASS 2
                              ---------------- -------------- ---------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............    $8,757,281       415,777      826,579    3,714,704    24,767,893
Dividend receivable..........        29,547            --           --           --            --
Receivable for units sold....            --            --           --            2            --
                                 ----------       -------      -------    ---------    ----------
       Total assets..........     8,786,828       415,777      826,579    3,714,706    24,767,893
                                 ----------       -------      -------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....           360            13           36          159           975
Payable for units
  withdrawn..................           453            --            1           --         5,562
                                 ----------       -------      -------    ---------    ----------
       Total liabilities.....           813            13           37          159         6,537
                                 ----------       -------      -------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     8,508,513       415,764      826,542    3,570,287    23,836,182
   Variable annuity
     contract owners in
     the annuitization
     period..................       277,502            --           --      144,260       925,174
                                 ----------       -------      -------    ---------    ----------
       Net assets............    $8,786,015       415,764      826,542    3,714,547    24,761,356
                                 ==========       =======      =======    =========    ==========
Investments in
  securities at cost.........    $8,728,683       395,491      596,316    3,146,901    17,783,384
                                 ==========       =======      =======    =========    ==========
Shares outstanding...........       928,662        58,478       44,014      212,633       733,429
                                 ==========       =======      =======    =========    ==========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------------
                              VIP DYNAMIC      VIP                                            VIP
                                CAPITAL      EQUITY-          VIP              VIP          GROWTH &
                              APPRECIATION    INCOME    FUNDSMANAGER(R)  FUNDSMANAGER(R)     INCOME
                              PORTFOLIO -- PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE        SERVICE          SERVICE        SERVICE
                                CLASS 2      CLASS 2        CLASS 2          CLASS 2        CLASS 2
                              ------------ ------------ ---------------- ---------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   171,309     13,535,134     45,524,596      160,015,328      211,851
Dividend receivable..........        --             --             --               --           --
Receivable for units sold....        --             --             --               --           --
                                -------     ----------     ----------      -----------      -------
       Total assets..........   171,309     13,535,134     45,524,596      160,015,328      211,851
                                -------     ----------     ----------      -----------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         8            538          2,011            6,928            7
Payable for units
  withdrawn..................        --          2,281            217            4,703            1
                                -------     ----------     ----------      -----------      -------
       Total liabilities.....         8          2,819          2,228           11,631            8
                                -------     ----------     ----------      -----------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   171,301     13,106,791     45,522,368      160,003,697      211,843
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        425,524             --               --           --
                                -------     ----------     ----------      -----------      -------
       Net assets............   171,301     13,532,315     45,522,368      160,003,697      211,843
                                =======     ==========     ==========      ===========      =======
Investments in
  securities at cost.........   123,426     11,747,450     38,830,299      136,502,298      174,378
                                =======     ==========     ==========      ===========      =======
Shares outstanding...........    13,705        591,571      3,800,050       13,572,123       11,257
                                =======     ==========     ==========      ===========      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              ------------------------------------------------------------------------------
                                   VIP                       VIP          VIP                       VIP
                                 GROWTH         VIP         GROWTH     INVESTMENT      VIP         VALUE
                              OPPORTUNITIES    GROWTH       STOCK      GRADE BOND    MID CAP     STRATEGIES
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                 SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                                 CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                              ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  $4,896,865     337,609     5,492,504    13,354,310   13,414,686    257,250
Dividend receivable..........          --          --            --            --           --         --
Receivable for units sold....          --          --            --            --           --         --
                               ----------     -------     ---------    ----------   ----------    -------
       Total assets..........   4,896,865     337,609     5,492,504    13,354,310   13,414,686    257,250
                               ----------     -------     ---------    ----------   ----------    -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         202          11           227           544          556          8
Payable for units
  withdrawn..................         995          --         1,532           166        3,812         --
                               ----------     -------     ---------    ----------   ----------    -------
       Total liabilities.....       1,197          11         1,759           710        4,368          8
                               ----------     -------     ---------    ----------   ----------    -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   4,753,141     337,598     5,277,512    12,801,168   12,981,087    257,242
   Variable annuity
     contract owners in
     the annuitization
     period..................     142,527          --       213,233       552,432      429,231         --
                               ----------     -------     ---------    ----------   ----------    -------
       Net assets............  $4,895,668     337,598     5,490,745    13,353,600   13,410,318    257,242
                               ==========     =======     =========    ==========   ==========    =======
Investments in
  securities at cost.........  $3,427,476     238,852     4,331,988    14,127,009   11,762,394    169,423
                               ==========     =======     =========    ==========   ==========    =======
Shares outstanding...........     164,989       5,968       284,733     1,104,575      376,817     17,790
                               ==========     =======     =========    ==========   ==========    =======

                                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              ------------------------------------------------------------------

                                              FRANKLIN TEMPLETON
                              FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH
                                SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES
                                  FUND --          FUND --          FUND --         FUND --
                              CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES
                              --------------- ------------------ -------------- ----------------
ASSETS:
Investments at fair
  value (note 2b)............   19,944,500        7,946,065        3,250,779        607,653
Dividend receivable..........           --               --               --             --
Receivable for units sold....           --               51               --             --
                                ----------        ---------        ---------        -------
       Total assets..........   19,944,500        7,946,116        3,250,779        607,653
                                ----------        ---------        ---------        -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          938              389              127             20
Payable for units
  withdrawn..................          289               --                1             --
                                ----------        ---------        ---------        -------
       Total liabilities.....        1,227              389              128             20
                                ----------        ---------        ---------        -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   18,213,627        7,471,381        3,250,651        607,633
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,729,646          474,346               --             --
                                ----------        ---------        ---------        -------
       Net assets............   19,943,273        7,945,727        3,250,651        607,633
                                ==========        =========        =========        =======
Investments in
  securities at cost.........   18,389,750        7,973,792        2,372,181        442,160
                                ==========        =========        =========        =======
Shares outstanding...........    1,241,101        1,070,898          150,290         39,898
                                ==========        =========        =========        =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013




                                                                    GE INVESTMENTS FUNDS, INC.
                              -------------------------------------------------------------------------------------------
                              CORE VALUE                   PREMIER     REAL ESTATE
                                EQUITY                      GROWTH     SECURITIES               SMALL-CAP    TOTAL RETURN
                               FUND --   INCOME FUND -- EQUITY FUND --   FUND --   S&P 500(R) EQUITY FUND --   FUND --
                               CLASS 1      CLASS 1        CLASS 1       CLASS 1     INDEX       CLASS 1       CLASS 3
                                SHARES       SHARES         SHARES       SHARES       FUND        SHARES        SHARES
                              ---------- -------------- -------------- ----------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $101,205      9,181             1        5,975,453  1,196,634     182,613     258,832,768
Dividend receivable..........        --         --            --               --         --          --              --
Receivable for units sold....        --         --            --               --         --          --              --
                               --------      -----            --        ---------  ---------     -------     -----------
       Total assets..........   101,205      9,181             1        5,975,453  1,196,634     182,613     258,832,768
                               --------      -----            --        ---------  ---------     -------     -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3          1             1              242         46           7          12,222
Payable for units
  withdrawn..................        --         --            --              484          1          --           1,791
                               --------      -----            --        ---------  ---------     -------     -----------
       Total liabilities.....         3          1             1              726         47           7          14,013
                               --------      -----            --        ---------  ---------     -------     -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   101,202      9,180            --        5,765,653  1,196,587     182,606     255,461,779
   Variable annuity
     contract owners in
     the annuitization
     period..................        --         --            --          209,074         --          --       3,356,976
                               --------      -----            --        ---------  ---------     -------     -----------
       Net assets............  $101,202      9,180            --        5,974,727  1,196,587     182,606     258,818,755
                               ========      =====            ==        =========  =========     =======     ===========
Investments in
  securities at cost.........  $ 86,290      9,357             1        6,012,800    851,950     159,853     224,952,172
                               ========      =====            ==        =========  =========     =======     ===========
Shares outstanding...........     8,512        816            --          471,250     36,449      11,231      13,878,433
                               ========      =====            ==        =========  =========     =======     ===========

                                          GOLDMAN SACHS
                                            VARIABLE       JANUS
                                            INSURANCE      ASPEN
                                              TRUST        SERIES
                              ------------------------- ------------
                                          GOLDMAN SACHS
                              U.S. EQUITY MONEY MARKET    BALANCED
                                FUND --      FUND --    PORTFOLIO --
                                CLASS 1      SERVICE      SERVICE
                                SHARES       SHARES        SHARES
                              ----------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   112,832     9,444,005    8,872,054
Dividend receivable..........        --            49           --
Receivable for units sold....        --            --           --
                                -------     ---------    ---------
       Total assets..........   112,832     9,444,054    8,872,054
                                -------     ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         3           384          386
Payable for units
  withdrawn..................        --       342,080          749
                                -------     ---------    ---------
       Total liabilities.....         3       342,464        1,135
                                -------     ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   112,829     8,843,003    8,014,400
   Variable annuity
     contract owners in
     the annuitization
     period..................        --       258,587      856,519
                                -------     ---------    ---------
       Net assets............   112,829     9,101,590    8,870,919
                                =======     =========    =========
Investments in
  securities at cost.........    75,083     9,444,005    7,981,058
                                =======     =========    =========
Shares outstanding...........     2,420     9,444,005      279,699
                                =======     =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                              JANUS ASPEN
                                 SERIES     LEGG MASON PARTNERS VARIABLE EQUITY
                              (CONTINUED)                  TRUST                                  MFS(R) VARIABLE INSURANCE TRUST
                              ------------ -------------------------------------- -----------------------------------------------
                                           CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                             VARIABLE     VARIABLE     VARIABLE   MFS(R) INVESTORS MFS(R) INVESTORS MFS(R) TOTAL
                                 FORTY      AGGRESSIVE    ALL CAP       EQUITY      GROWTH STOCK        TRUST          RETURN
                              PORTFOLIO --    GROWTH       VALUE        INCOME       SERIES --        SERIES --       SERIES --
                                SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                 SHARES      CLASS II     CLASS I      CLASS II        SHARES           SHARES         SHARES
                              ------------ ------------ ------------ ------------ ---------------- ---------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  $6,005,918    147,279       11,768       9,915          13,515           8,584         4,296,155
Dividend receivable..........          --         --           --          --              --              --                --
Receivable for units sold....          --         --           --          --              --              --                --
                               ----------    -------       ------       -----          ------           -----         ---------
       Total assets..........   6,005,918    147,279       11,768       9,915          13,515           8,584         4,296,155
                               ----------    -------       ------       -----          ------           -----         ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         250          5           --           1              --              --               177
Payable for units
  withdrawn..................       1,420         --           --          --              --               1                22
                               ----------    -------       ------       -----          ------           -----         ---------
       Total liabilities.....       1,670          5           --           1              --               1               199
                               ----------    -------       ------       -----          ------           -----         ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   5,789,983    147,274       11,768          --          13,515           8,583         4,191,336
   Variable annuity
     contract owners in
     the annuitization
     period..................     214,265         --           --       9,914              --              --           104,620
                               ----------    -------       ------       -----          ------           -----         ---------
       Net assets............  $6,004,248    147,274       11,768       9,914          13,515           8,583         4,295,956
                               ==========    =======       ======       =====          ======           =====         =========
Investments in
  securities at cost.........  $3,958,134     98,006       10,738       7,035          10,224           6,540         3,416,597
                               ==========    =======       ======       =====          ======           =====         =========
Shares outstanding...........     114,617      5,579          472         689             903             289           185,820
                               ==========    =======       ======       =====          ======           =====         =========

                                                 OPPENHEIMER VARIABLE
                                                    ACCOUNT FUNDS
                              -----------------------------------------
                                               OPPENHEIMER  OPPENHEIMER
                                                 CAPITAL      CAPITAL
                              MFS(R) UTILITIES APPRECIATION   INCOME
                                 SERIES --      FUND/VA --  FUND/VA --
                               SERVICE CLASS     SERVICE      SERVICE
                                   SHARES         SHARES      SHARES
                              ---------------- ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............     391,886        423,685      698,380
Dividend receivable..........          --             --           --
Receivable for units sold....          --             --           --
                                  -------        -------      -------
       Total assets..........     391,886        423,685      698,380
                                  -------        -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....          16             14           34
Payable for units
  withdrawn..................          --              1           --
                                  -------        -------      -------
       Total liabilities.....          16             15           34
                                  -------        -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     391,870        423,670      597,465
   Variable annuity
     contract owners in
     the annuitization
     period..................          --             --      100,881
                                  -------        -------      -------
       Net assets............     391,870        423,670      698,346
                                  =======        =======      =======
Investments in
  securities at cost.........     312,589        285,359      614,628
                                  =======        =======      =======
Shares outstanding...........      12,453          7,385       51,126
                                  =======        =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                               OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                           (CONTINUED)                                   PIMCO VARIABLE INSURANCE TRUST
                              ------------------------------------- ----------------------------------------------------------
                                                       OPPENHEIMER                                 LONG-TERM
                              OPPENHEIMER OPPENHEIMER  MAIN STREET   ALL ASSET     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION
                                GLOBAL    MAIN STREET   SMALL CAP   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                              FUND/VA --  FUND/VA --  FUND(R)/VA --   ADVISOR    ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE
                                SERVICE     SERVICE      SERVICE       CLASS         CLASS           CLASS          CLASS
                                SHARES      SHARES       SHARES        SHARES        SHARES         SHARES          SHARES
                              ----------- ----------- ------------- ------------ -------------- --------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,149,286  10,931,779   10,742,028     442,178      5,015,667       1,230,953      22,183,085
Dividend receivable..........         --          --           --          --         22,197           2,311          14,092
Receivable for units sold....         --          --           --          --             --              --              --
                              ----------  ----------   ----------     -------      ---------       ---------      ----------
       Total assets..........  7,149,286  10,931,779   10,742,028     442,178      5,037,864       1,233,264      22,197,177
                              ----------  ----------   ----------     -------      ---------       ---------      ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        289         435          443          15            211              44             912
Payable for units
  withdrawn..................      1,298       2,870        3,122          --            259               1           1,623
                              ----------  ----------   ----------     -------      ---------       ---------      ----------
       Total liabilities.....      1,587       3,305        3,565          15            470              45           2,535
                              ----------  ----------   ----------     -------      ---------       ---------      ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  6,933,393  10,500,568   10,309,770     442,163      4,898,417       1,233,219      21,364,912
   Variable annuity
     contract owners in
     the annuitization
     period..................    214,306     427,906      428,693          --        138,977              --         829,730
                              ----------  ----------   ----------     -------      ---------       ---------      ----------
       Net assets............ $7,147,699  10,928,474   10,738,463     442,163      5,037,394       1,233,219      22,194,642
                              ==========  ==========   ==========     =======      =========       =========      ==========
Investments in
  securities at cost......... $5,020,583   6,766,459    6,415,905     444,146      4,740,821       1,491,615      21,803,694
                              ==========  ==========   ==========     =======      =========       =========      ==========
Shares outstanding...........    176,656     352,752      390,194      40,271        621,520         123,838       2,090,771
                              ==========  ==========   ==========     =======      =========       =========      ==========

                                                THE PRUDENTIAL SERIES
                                                        FUND
                              ------------------------------------------

                               TOTAL RETURN  JENNISON 20/20
                               PORTFOLIO --      FOCUS        JENNISON
                              ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                                  CLASS         CLASS II      CLASS II
                                  SHARES         SHARES        SHARES
                              -------------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   25,931,303      364,890        6,529
Dividend receivable..........      112,464           --           --
Receivable for units sold....          230           --           --
                                ----------      -------        -----
       Total assets..........   26,043,997      364,890        6,529
                                ----------      -------        -----
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        1,059           13           --
Payable for units
  withdrawn..................           --           --           --
                                ----------      -------        -----
       Total liabilities.....        1,059           13           --
                                ----------      -------        -----
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   25,421,766      364,877        6,529
   Variable annuity
     contract owners in
     the annuitization
     period..................      621,172           --           --
                                ----------      -------        -----
       Net assets............   26,042,938      364,877        6,529
                                ==========      =======        =====
Investments in
  securities at cost.........   26,470,746      267,252        3,748
                                ==========      =======        =====
Shares outstanding...........    2,361,685       18,118          180
                                ==========      =======        =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                  THE
                               PRUDENTIAL
                              SERIES FUND   WELLS FARGO
                              (CONTINUED)  VARIABLE TRUST
                              ------------ --------------
                                NATURAL     WELLS FARGO
                               RESOURCES    ADVANTAGE VT
                              PORTFOLIO --  OMEGA GROWTH
                                CLASS II      FUND --
                                 SHARES       CLASS 2
                              ------------ --------------
ASSETS:
Investments at fair
  value (note 2b)............  $3,829,437     199,233
Dividend receivable..........          --          --
Receivable for units sold....          --          --
                               ----------     -------
       Total assets..........   3,829,437     199,233
                               ----------     -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         166           7
Payable for units
  withdrawn..................         496          --
                               ----------     -------
       Total liabilities.....         662           7
                               ----------     -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   3,758,168     199,226
   Variable annuity
     contract owners in
     the annuitization
     period..................      70,607          --
                               ----------     -------
       Net assets............  $3,828,775     199,226
                               ==========     =======
Investments in
  securities at cost.........  $3,911,498     162,275
                               ==========     =======
Shares outstanding...........     104,117       6,189
                               ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           Statements of Operations

                                                AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                        ------------------------------------------------------------------------------
                                        INVESCO V.I.              INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                          AMERICAN   INVESCO V.I.     CORE      EQUITY AND  INTERNATIONAL     VALUE
                                         FRANCHISE     COMSTOCK      EQUITY       INCOME       GROWTH     OPPORTUNITIES
                                          FUND --      FUND --      FUND --      FUND --       FUND --       FUND --
                          CONSOLIDATED    SERIES I    SERIES II     SERIES I    SERIES II     SERIES II     SERIES II
                             TOTAL         SHARES       SHARES       SHARES       SHARES       SHARES        SHARES
                          ------------  ------------ ------------ ------------ ------------ ------------- -------------
                                                                                     YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 13,414,108        296       20,113       11,343       34,178        59,117          127
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   15,405,255        730       19,404       13,342       39,290        89,287          121
                          ------------     ------      -------      -------      -------       -------        -----
Net investment income
  (expense)..............   (1,991,147)      (434)         709       (1,999)      (5,112)      (30,170)           6
                          ------------     ------      -------      -------      -------       -------        -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   16,921,323      2,353       48,068      113,713      138,377       246,206          (76)
   Change in unrealized
     appreciation
     (depreciation)......   72,336,506     18,762      318,969      118,744      326,324       722,322        2,915
   Capital gain
     distributions.......   33,921,023         --           --           --           --            --           --
                          ------------     ------      -------      -------      -------       -------        -----
Net realized and
  unrealized gain (loss)
  on investments.........  123,178,852     21,115      367,037      232,457      464,701       968,528        2,839
                          ------------     ------      -------      -------      -------       -------        -----
Increase (decrease) in
  net assets from
  operations............. $121,187,705     20,681      367,746      230,458      459,589       938,358        2,845
                          ============     ======      =======      =======      =======       =======        =====

                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------------------------------------------------

                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND
                              STRATEGY           GROWTH            INCOME
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       54,693               19               890
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       37,518            1,330             1,053
                               -------           ------            ------
Net investment income
  (expense)..............       17,175           (1,311)             (163)
                               -------           ------            ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       54,312            1,328            12,318
   Change in unrealized
     appreciation
     (depreciation)......      260,525           16,450            13,801
   Capital gain
     distributions.......           --               --                --
                               -------           ------            ------
Net realized and
  unrealized gain (loss)
  on investments.........      314,837           17,778            26,119
                               -------           ------            ------
Increase (decrease) in
  net assets from
  operations.............      332,012           16,467            25,956
                               =======           ======            ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2


                                       ALLIANCEBERNSTEIN VARIABLE
                                 PRODUCTS SERIES FUND, INC. (CONTINUED)
                          ----------------------------------------------------



                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            INTERNATIONAL       LARGE CAP         SMALL CAP
                                VALUE            GROWTH            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- -----------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  361,317              --                 --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        99,432           1,739             21,529
                             ----------          ------            -------
Net investment income
  (expense)..............       261,885          (1,739)           (21,529)
                             ----------          ------            -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       265,064           1,052            138,480
   Change in unrealized
     appreciation
     (depreciation)......       712,745          46,829            152,757
   Capital gain
     distributions.......            --              --            200,750
                             ----------          ------            -------
Net realized and
  unrealized gain (loss)
  on investments.........       977,809          47,881            491,987
                             ----------          ------            -------
Increase (decrease) in
  net assets from
  operations.............    $1,239,694          46,142            470,458
                             ==========          ======            =======

                           AMERICAN CENTURY
                               VARIABLE                                                           COLUMBIA FUNDS VARIABLE
                          PORTFOLIOS II, INC.       BLACKROCK VARIABLE SERIES FUNDS, INC.            INSURANCE TRUST I
                          ------------------- ------------------------------------------------  ---------------------------
                                                                                                                 COLUMBIA
                                                                                                                 VARIABLE
                                              BLACKROCK   BLACKROCK    BLACKROCK    BLACKROCK      COLUMBIA    PORTFOLIO --
                                                BASIC       GLOBAL     LARGE CAP      VALUE        VARIABLE       MARSICO
                             VP INFLATION     VALUE V.I.  ALLOCATION  GROWTH V.I. OPPORTUNITIES  PORTFOLIO --  INTERNATIONAL
                              PROTECTION       FUND --   V.I. FUND --   FUND --   V.I. FUND --     MARSICO     OPPORTUNITIES
                                FUND --       CLASS III   CLASS III    CLASS III    CLASS III   GROWTH FUND --    FUND --
                               CLASS II         SHARES      SHARES      SHARES       SHARES        CLASS 1        CLASS 2
                          ------------------- ---------- ------------ ----------- ------------- -------------- -------------
                                   YEAR ENDED DECEMBER 31, 2013
                          --------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        163,042        15,306     2,348,331       194          531          4,875         14,635
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...        147,862        19,062     3,719,662       481        1,578         29,708         54,430
                              ----------       -------    ----------    ------       ------        -------        -------
Net investment income
  (expense)..............         15,180        (3,756)   (1,371,331)     (287)      (1,047)       (24,833)       (39,795)
                              ----------       -------    ----------    ------       ------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        (70,224)       75,274     2,265,461        27       12,301        105,958        143,568
   Change in unrealized
     appreciation
     (depreciation)......     (1,311,222)      309,217    16,344,288     7,343       31,505        472,981        522,024
   Capital gain
     distributions.......        354,430            --     9,333,937     3,106           --             --             --
                              ----------       -------    ----------    ------       ------        -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........     (1,027,016)      384,491    27,943,686    10,476       43,806        578,939        665,592
                              ----------       -------    ----------    ------       ------        -------        -------
Increase (decrease) in
  net assets from
  operations.............     (1,011,836)      380,735    26,572,355    10,189       42,759        554,106        625,797
                              ==========       =======    ==========    ======       ======        =======        =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                            EATON VANCE       FEDERATED INSURANCE
                           VARIABLE TRUST           SERIES
                          ---------------- ------------------------  ------------

                                           FEDERATED HIGH FEDERATED      VIP
                                            INCOME BOND    KAUFMANN    BALANCED
                                             FUND II --   FUND II -- PORTFOLIO --
                          VT FLOATING-RATE    SERVICE      SERVICE     SERVICE
                            INCOME FUND        SHARES       SHARES     CLASS 2
                          ---------------- -------------- ---------- ------------

                          -------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $268,232         25,167           --      46,821
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      115,696          4,452       12,860      54,352
                              --------         ------      -------     -------
Net investment income
  (expense)..............      152,536         20,715      (12,860)     (7,531)
                              --------         ------      -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       10,071            776       46,432      89,457
   Change in unrealized
     appreciation
     (depreciation)......      (44,901)        (1,757)     151,041     325,545
   Capital gain
     distributions.......       50,602             --       83,325     157,112
                              --------         ------      -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........       15,772           (981)     280,798     572,114
                              --------         ------      -------     -------
Increase (decrease) in
  net assets from
  operations.............     $168,308         19,734      267,938     564,583
                              ========         ======      =======     =======

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------------
                                        VIP DYNAMIC      VIP                                            VIP
                               VIP        CAPITAL      EQUITY-          VIP              VIP          GROWTH &
                          CONTRAFUND(R) APPRECIATION    INCOME    FUNDSMANAGER(R)  FUNDSMANAGER(R)     INCOME
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO -- PORTFOLIO --
                             SERVICE      SERVICE      SERVICE        SERVICE          SERVICE        SERVICE
                             CLASS 2      CLASS 2      CLASS 2        CLASS 2          CLASS 2        CLASS 2
                          ------------- ------------ ------------ ---------------- ---------------- ------------
                            YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     189,314         194       290,917        363,878         1,556,898        3,195
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     336,876       2,920       188,225        733,743         2,434,401        1,264
                            ---------      ------     ---------      ---------        ----------       ------
Net investment income
  (expense)..............    (147,562)     (2,726)      102,692       (369,865)         (877,503)       1,931
                            ---------      ------     ---------      ---------        ----------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,085,085      45,491       503,731        942,899         2,224,133        2,430
   Change in unrealized
     appreciation
     (depreciation)......   5,042,423      (1,304)    1,533,610      4,704,510        16,531,121       25,701
   Capital gain
     distributions.......       6,630      14,029       859,366        243,836         5,633,392           --
                            ---------      ------     ---------      ---------        ----------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   6,134,138      58,216     2,896,707      5,891,245        24,388,646       28,131
                            ---------      ------     ---------      ---------        ----------       ------
Increase (decrease) in
  net assets from
  operations.............   5,986,576      55,490     2,999,399      5,521,380        23,511,143       30,062
                            =========      ======     =========      =========        ==========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------
                               VIP                       VIP          VIP                       VIP
                             GROWTH         VIP         GROWTH     INVESTMENT      VIP         VALUE
                          OPPORTUNITIES    GROWTH       STOCK      GRADE BOND    MID CAP     STRATEGIES
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SERVICE      SERVICE      SERVICE      SERVICE      SERVICE      SERVICE
                             CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2      CLASS 2
                          ------------- ------------ ------------ ------------ ------------ ------------
                                            YEAR ENDED DECEMBER 31, 2013
                          ----------------------------------------------------------------  ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $    2,152         140        14,656      296,048       33,183       1,610
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      72,622       3,661        76,295      214,117      185,139       2,450
                           ----------      ------     ---------     --------    ---------      ------
Net investment income
  (expense)..............     (70,470)     (3,521)      (61,639)      81,931     (151,956)       (840)
                           ----------      ------     ---------     --------    ---------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     404,514       8,646       260,846      (84,199)     404,730       1,305
   Change in unrealized
     appreciation
     (depreciation)......   1,132,405      87,214       780,495     (695,691)   1,745,240      52,929
   Capital gain
     distributions.......       2,322         213       456,432      169,322    1,596,148          --
                           ----------      ------     ---------     --------    ---------      ------
Net realized and
  unrealized gain (loss)
  on investments.........   1,539,241      96,073     1,497,773     (610,568)   3,746,118      54,234
                           ----------      ------     ---------     --------    ---------      ------
Increase (decrease) in
  net assets from
  operations.............  $1,468,771      92,552     1,436,134     (528,637)   3,594,162      53,394
                           ==========      ======     =========     ========    =========      ======

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------

                                          FRANKLIN TEMPLETON
                          FRANKLIN INCOME    VIP FOUNDING    MUTUAL SHARES  TEMPLETON GROWTH
                            SECURITIES     FUNDS ALLOCATION    SECURITIES      SECURITIES
                              FUND --          FUND --          FUND --         FUND --
                          CLASS 2 SHARES    CLASS 2 SHARES   CLASS 2 SHARES  CLASS 2 SHARES
                          --------------- ------------------ -------------- ----------------

                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,245,730          884,291          61,397          17,695
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      339,272          135,816          42,194           7,837
                             ---------        ---------         -------         -------
Net investment income
  (expense)..............      906,458          748,475          19,203           9,858
                             ---------        ---------         -------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      102,155           23,248         121,442          39,081
   Change in unrealized
     appreciation
     (depreciation)......    1,212,884         (598,000)        546,168         116,862
   Capital gain
     distributions.......           --        1,289,607              --              --
                             ---------        ---------         -------         -------
Net realized and
  unrealized gain (loss)
  on investments.........    1,315,039          714,855         667,610         155,943
                             ---------        ---------         -------         -------
Increase (decrease) in
  net assets from
  operations.............    2,221,497        1,463,330         686,813         165,801
                             =========        =========         =======         =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2




                                                                GE INVESTMENTS FUNDS, INC.
                          ------------------------------------------------------------------------------------------------------
                          CORE VALUE                   PREMIER     REAL ESTATE
                            EQUITY                      GROWTH     SECURITIES               SMALL-CAP    TOTAL RETURN U.S. EQUITY
                           FUND --   INCOME FUND -- EQUITY FUND --   FUND --   S&P 500(R) EQUITY FUND --   FUND --      FUND --
                           CLASS 1      CLASS 1        CLASS 1       CLASS 1     INDEX       CLASS 1       CLASS 3      CLASS 1
                            SHARES       SHARES         SHARES       SHARES       FUND        SHARES        SHARES      SHARES
                          ---------- -------------- -------------- ----------- ---------- -------------- ------------ -----------
                                                                             YEAR ENDED DECEMBER 31, 2013
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   845          240           --          87,301     19,509           --       3,181,573     1,017
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,147          995           --          64,343     15,174        1,557       4,301,371     1,306
                           -------       ------           --        --------    -------       ------      ----------    ------
Net investment income
  (expense)..............     (302)        (755)          --          22,958      4,335       (1,557)     (1,119,798)     (289)
                           -------       ------           --        --------    -------       ------      ----------    ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    1,090       (1,837)          --         163,835     45,564        4,278       4,011,827     3,538
   Change in unrealized
     appreciation
     (depreciation)......   17,359         (670)          --        (712,292)   241,220       11,522      14,606,836    25,890
   Capital gain
     distributions.......    6,835           --           --         323,798         --       20,336      12,207,839        --
                           -------       ------           --        --------    -------       ------      ----------    ------
Net realized and
  unrealized gain (loss)
  on investments.........   25,284       (2,507)          --        (224,659)   286,784       36,136      30,826,502    29,428
                           -------       ------           --        --------    -------       ------      ----------    ------
Increase (decrease) in
  net assets from
  operations.............  $24,982       (3,262)          --        (201,701)   291,119       34,579      29,706,704    29,139
                           =======       ======           ==        ========    =======       ======      ==========    ======

                          GOLDMAN SACHS
                            VARIABLE       JANUS
                            INSURANCE      ASPEN
                              TRUST        SERIES
                          ------------- ------------
                          GOLDMAN SACHS
                          MONEY MARKET    BALANCED
                             FUND --    PORTFOLIO --
                             SERVICE      SERVICE
                             SHARES        SHARES
                          ------------- ------------

                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        521       113,373
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    132,584       133,275
                            --------     ---------
Net investment income
  (expense)..............   (132,063)      (19,902)
                            --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............         --        67,493
   Change in unrealized
     appreciation
     (depreciation)......         --       840,975
   Capital gain
     distributions.......         --       462,107
                            --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........         --     1,370,575
                            --------     ---------
Increase (decrease) in
  net assets from
  operations.............   (132,063)    1,350,673
                            ========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                          JANUS ASPEN
                             SERIES     LEGG MASON PARTNERS VARIABLE EQUITY
                          (CONTINUED)                  TRUST                                  MFS(R) VARIABLE INSURANCE TRUST
                          ------------ -------------------------------------  -----------------------------------------------
                                       CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE
                                         VARIABLE     VARIABLE     VARIABLE   MFS(R) INVESTORS MFS(R) INVESTORS MFS(R) TOTAL
                             FORTY      AGGRESSIVE    ALL CAP       EQUITY      GROWTH STOCK        TRUST          RETURN
                          PORTFOLIO --    GROWTH       VALUE        INCOME       SERIES --        SERIES --       SERIES --
                            SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                             SHARES      CLASS II     CLASS I      CLASS II        SHARES           SHARES         SHARES
                          ------------ ------------ ------------ ------------ ---------------- ---------------- -------------
                                                                                  YEAR ENDED DECEMBER 31, 2013
                          ---------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   32,956         57         151          143             51               74           63,819
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      91,129      1,408         125          175            139               89           58,872
                           ----------     ------       -----        -----          -----            -----          -------
Net investment income
  (expense)..............     (58,173)    (1,351)         26          (32)           (88)             (15)           4,947
                           ----------     ------       -----        -----          -----            -----          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     571,032        948          64          428             29               40           58,004
   Change in unrealized
     appreciation
     (depreciation)......     996,925     37,774       1,967        1,664          2,683            1,993          547,222
   Capital gain
     distributions.......          --      6,889         791           --            382               --               --
                           ----------     ------       -----        -----          -----            -----          -------
Net realized and
  unrealized gain (loss)
  on investments.........   1,567,957     45,611       2,822        2,092          3,094            2,033          605,226
                           ----------     ------       -----        -----          -----            -----          -------
Increase (decrease) in
  net assets from
  operations.............  $1,509,784     44,260       2,848        2,060          3,006            2,018          610,173
                           ==========     ======       =====        =====          =====            =====          =======

                                             OPPENHEIMER VARIABLE
                                                ACCOUNT FUNDS
                          -----------------------------------------
                                           OPPENHEIMER  OPPENHEIMER
                                             CAPITAL      CAPITAL
                          MFS(R) UTILITIES APPRECIATION   INCOME
                             SERIES --      FUND/VA --  FUND/VA --
                           SERVICE CLASS     SERVICE      SERVICE
                               SHARES         SHARES      SHARES
                          ---------------- ------------ -----------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      10,898          2,861      14,659
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       6,838          4,714      12,151
                               ------         ------      ------
Net investment income
  (expense)..............       4,060         (1,853)      2,508
                               ------         ------      ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      49,750          7,749       3,754
   Change in unrealized
     appreciation
     (depreciation)......      24,186         86,748      63,269
   Capital gain
     distributions.......       9,698             --          --
                               ------         ------      ------
Net realized and
  unrealized gain (loss)
  on investments.........      83,634         94,497      67,023
                               ------         ------      ------
Increase (decrease) in
  net assets from
  operations.............      87,694         92,644      69,531
                               ======         ======      ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                           OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                       (CONTINUED)                                   PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------  ----------------------------------------------------------
                                                   OPPENHEIMER                                 LONG-TERM
                          OPPENHEIMER OPPENHEIMER  MAIN STREET   ALL ASSET     HIGH YIELD   U.S. GOVERNMENT  LOW DURATION
                            GLOBAL    MAIN STREET   SMALL CAP   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          FUND/VA --  FUND/VA --  FUND(R)/VA --   ADVISOR    ADMINISTRATIVE ADMINISTRATIVE  ADMINISTRATIVE
                            SERVICE     SERVICE      SERVICE       CLASS         CLASS           CLASS          CLASS
                            SHARES      SHARES       SHARES        SHARES        SHARES         SHARES          SHARES
                          ----------- ----------- ------------- ------------ -------------- --------------- --------------
                                                                                 YEAR ENDED DECEMBER 31, 2013
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   76,332      87,024       70,404      20,782       281,098          32,774         321,126
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     94,698     150,309      151,407       5,801        79,139          21,089         332,738
                          ----------   ---------    ---------     -------       -------        --------        --------
Net investment income
  (expense)..............    (18,366)    (63,285)     (81,003)     14,981       201,959          11,685         (11,612)
                          ----------   ---------    ---------     -------       -------        --------        --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    327,051     755,899    1,043,952         810        76,137         (20,951)         79,421
   Change in unrealized
     appreciation
     (depreciation)......  1,129,648   1,983,315    2,172,671     (21,505)      (63,609)       (272,185)       (422,235)
   Capital gain
     distributions.......         --          --      121,544          --            --          66,641              --
                          ----------   ---------    ---------     -------       -------        --------        --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,456,699   2,739,214    3,338,167     (20,695)       12,528        (226,495)       (342,814)
                          ----------   ---------    ---------     -------       -------        --------        --------
Increase (decrease) in
  net assets from
  operations............. $1,438,333   2,675,929    3,257,164      (5,714)      214,487        (214,810)       (354,426)
                          ==========   =========    =========     =======       =======        ========        ========

                                            THE PRUDENTIAL SERIES
                                                    FUND
                          -------------- --------------------------

                           TOTAL RETURN  JENNISON 20/20
                           PORTFOLIO --      FOCUS        JENNISON
                          ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                              CLASS         CLASS II      CLASS II
                              SHARES         SHARES        SHARES
                          -------------- -------------- ------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      603,823           --            --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      408,715        4,500           522
                            ----------       ------        ------
Net investment income
  (expense)..............      195,108       (4,500)         (522)
                            ----------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       26,440        7,422        21,534
   Change in unrealized
     appreciation
     (depreciation)......   (1,401,890)      79,935        (8,497)
   Capital gain
     distributions.......      229,030           --            --
                            ----------       ------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   (1,146,420)      87,357        13,037
                            ----------       ------        ------
Increase (decrease) in
  net assets from
  operations.............     (951,312)      82,857        12,515
                            ==========       ======        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              THE
                           PRUDENTIAL
                          SERIES FUND    WELLS FARGO
                          (CONTINUED)   VARIABLE TRUST
                          ------------  --------------
                            NATURAL      WELLS FARGO
                           RESOURCES     ADVANTAGE VT
                          PORTFOLIO --   OMEGA GROWTH
                            CLASS II       FUND --
                             SHARES        CLASS 2
                          ------------  --------------
                          YEAR ENDED DECEMBER 31, 2013
                          --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $      --           172
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     65,497         1,698
                           ---------        ------
Net investment income
  (expense)..............    (65,497)       (1,526)
                           ---------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (171,865)        2,054
   Change in unrealized
     appreciation
     (depreciation)......    597,324        34,489
   Capital gain
     distributions.......         --        10,574
                           ---------        ------
Net realized and
  unrealized gain (loss)
  on investments.........    425,459        47,117
                           ---------        ------
Increase (decrease) in
  net assets from
  operations.............  $ 359,962        45,591
                           =========        ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                      Statements of Changes in Net Assets

                                                        AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                                                        --------------------------------------------------------------
                                                            INVESCO V.I.
                                                              AMERICAN                       INVESCO V.I.
                                                              FRANCHISE                        COMSTOCK
                                                               FUND --                          FUND --
                                 CONSOLIDATED TOTAL        SERIES I SHARES                 SERIES II SHARES
                             -------------------------  --------------------------------  ----------------------------
                                                                       PERIOD FROM
                                   YEAR ENDED DECEMBER 31,             APRIL 27, TO                           YEAR ENDE
                             ----------------------------------------  DECEMBER 31,       -----------------------------
                                 2013          2012       2013             2012              2013           2012
                             ------------  -----------     -------     ------------         ---------       -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,991,147)    (156,165)    (434)            (445)               709           133
 Net realized gain
   (loss) on investments....   16,921,323    6,820,934    2,353              (25)            48,068        26,736
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   72,336,506   61,804,874   18,762           (1,483)           318,969       112,023
 Capital gain
   distribution.............   33,921,023    5,533,288       --               --                 --            --
                             ------------  -----------     -------        ------            ---------       -------
    Increase (decrease)
     in net assets from
     operations.............  121,187,705   74,002,931   20,681           (1,953)           367,746       138,892
                             ------------  -----------     -------        ------            ---------       -------
From capital
 transactions (note 4):
 Net premiums...............   13,633,057   15,226,839       --               --              3,186         2,536
 Death benefits.............  (15,143,037)  (6,449,948)      --               --                 --            --
 Surrenders.................  (45,536,086) (39,942,893)      --               --            (29,876)      (44,073)
 Administrative expenses....   (9,034,263)  (8,505,554)    (368)             (27)            (8,955)       (6,098)
 Transfers between
   subaccounts
   (including fixed
   account), net............      (87,967) 246,552,146  (12,802)          59,817            289,751        17,182
                             ------------  -----------     -------        ------            ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...  (56,168,296) 206,880,590  (13,170)          59,790            254,106       (30,453)
                             ------------  -----------     -------        ------            ---------       -------
Increase (decrease) in
 net assets.................   65,019,409  280,883,521    7,511           57,837            621,852       108,439
Net assets at beginning
 of year....................  916,698,971  635,815,450   57,837               --            919,941       811,502
                             ------------  -----------     -------        ------            ---------       -------
Net assets at end of year... $981,718,380  916,698,971   65,348           57,837          1,541,793       919,941
                             ============  ===========     =======        ======            =========       =======
Change in units (note 5):
 Units purchased............                                 --            5,982             32,823        13,221
 Units redeemed.............                             (1,102)              (3)           (11,854)      (15,875)
                                                           -------        ------            ---------       -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........                             (1,102)           5,979             20,969        (2,654)
                                                           =======        ======            =========       =======

                             ------------------------------------------

                                                       INVESCO V.I.
                               INVESCO V.I. CORE        EQUITY AND
                                EQUITY FUND --        INCOME FUND --
                                SERIES I SHARES      SERIES II SHARES
                             --------------------  --------------------

                             D DECEMBER 31,
                             -------------------------------------------
                                2013       2012       2013       2012
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,999)    (3,872)    (5,112)      (221)
 Net realized gain
   (loss) on investments....   113,713     12,498    138,377     63,129
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   118,744     87,167    326,324    132,127
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   230,458     95,793    459,589    195,035
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     9,500        200      1,269      6,520
 Death benefits.............        --         --         --         --
 Surrenders.................    (8,859)   (14,643)  (135,001)  (155,907)
 Administrative expenses....    (6,238)    (4,538)   (19,351)   (17,353)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (207,725)   155,193    233,862     74,376
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (213,322)   136,212     80,779    (92,364)
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    17,136    232,005    540,368    102,671
Net assets at beginning
 of year.................... 1,045,004    812,999  2,015,298  1,912,627
                             ---------  ---------  ---------  ---------
Net assets at end of year... 1,062,140  1,045,004  2,555,666  2,015,298
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    23,425     22,718     43,360     14,073
 Units redeemed.............   (38,144)   (12,208)   (36,470)   (23,548)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (14,719)    10,510      6,890     (9,475)
                             =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             AIM VARIABLE INSURANCE FUNDS (INVESCO
                             VARIABLE INSURANCE FUNDS) (CONTINUED)   ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             -------------------------------------  ------------------------------------------------------
                                                     INVESCO V.I.     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                                  INVESCO V.I.           VALUE         BALANCED WEALTH    GLOBAL THEMATIC      GROWTH AND
                                 INTERNATIONAL       OPPORTUNITIES        STRATEGY             GROWTH            INCOME
                                 GROWTH FUND --     FUND -- SERIES      PORTFOLIO --        PORTFOLIO --      PORTFOLIO --
                                SERIES II SHARES       II SHARES           CLASS B            CLASS B           CLASS B
                             ---------------------  --------------  --------------------  ---------------   ---------------
                                                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2013        2012     2013    2012      2013       2012     2013      2012     2013     2012
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (30,170)   (11,520)      6       1     17,175      9,244  (1,311)   (1,295)    (163)     100
 Net realized gain
   (loss) on investments....    246,206     56,531     (76) (3,438)    54,312      8,073   1,328     1,458   12,318    1,342
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    722,322    642,389   2,915   5,033    260,525    235,744  16,450    14,093   13,801    6,158
 Capital gain
   distribution.............         --         --      --      --         --         --      --        --       --       --
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
    Increase (decrease)
     in net assets from
     operations.............    938,358    687,400   2,845   1,596    332,012    253,061  16,467    14,256   25,956    7,600
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
From capital
 transactions (note 4):
 Net premiums...............     91,948     68,484      --      --     30,631         --      --        --       --       --
 Death benefits.............     (6,671)    (2,551)     --      --         --         --      --        --       --       --
 Surrenders.................   (810,542)  (229,409)     --      --    (78,443)   (80,243) (1,442)   (1,006)    (625)   3,634
 Administrative expenses....    (46,106)   (43,437)    (71)    (64)   (16,962)   (15,539)   (816)     (733)    (720)    (456)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (130,961) 1,537,909    (306) (7,904)  (215,202)    (8,171) (3,915)  (38,262)  56,319   (1,851)
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
    Increase (decrease)
     in net assets from
     capital transactions...   (902,332) 1,330,996    (377) (7,968)  (279,976)  (103,953) (6,173)  (40,001)  54,974    1,327
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
Increase (decrease) in
 net assets.................     36,026  2,018,396   2,468  (6,372)    52,036    149,108  10,294   (25,745)  80,930    8,927
Net assets at beginning
 of year....................  6,139,200  4,120,804   9,223  15,595  2,350,436  2,201,328  79,941   105,686   59,816   50,889
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
Net assets at end of year... $6,175,226  6,139,200  11,691   9,223  2,402,472  2,350,436  90,235    79,941  140,746   59,816
                             ==========  =========  ======  ======  =========  =========  ======   =======  =======   ======
Change in units (note 5):
 Units purchased............     63,446    194,892      --      --      4,187      9,299     370     1,086    6,515    1,317
 Units redeemed.............   (133,876)   (73,506)    (38)   (963)   (29,389)   (20,032)   (892)   (4,679)  (2,504)  (1,241)
                             ----------  ---------  ------  ------  ---------  ---------  ------   -------  -------   ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (70,430)   121,386     (38)   (963)   (25,202)   (10,733)   (522)   (3,593)   4,011       76
                             ==========  =========  ======  ======  =========  =========  ======   =======  =======   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                                  AMERICAN CENTURY
                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) VARIABLE PORTFOLIOS II, INC.
                             --------------------------------------------------------------    ---------------------------
                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                  INTERNATIONAL            LARGE CAP           SMALL CAP
                                      VALUE                 GROWTH              GROWTH              VP INFLATION
                                  PORTFOLIO --           PORTFOLIO --        PORTFOLIO --        PROTECTION FUND --
                                     CLASS B                CLASS B             CLASS B               CLASS II
                             ----------------------    ----------------  --------------------  ---------------------------
                                                                       YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                                 2013          2012      2013     2012      2013       2012       2013           2012
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   261,885       (5,005)  (1,739)  (1,453)   (21,529)   (19,878)     15,180        86,971
 Net realized gain
   (loss) on investments....     265,064     (156,968)   1,052      492    138,480     54,790     (70,224)      170,819
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     712,745    1,000,643   46,829   18,568    152,757     65,026  (1,311,222)       52,486
 Capital gain
   distribution.............          --           --       --       --    200,750     44,639     354,430       227,993
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
    Increase (decrease)
     in net assets from
     operations.............   1,239,694      838,670   46,142   17,607    470,458    144,577  (1,011,836)      538,269
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
From capital
 transactions (note 4):
 Net premiums...............     131,849      104,010       --       --      6,571     13,271     170,320       185,831
 Death benefits.............     (10,257)      (4,061)      --       --         --         --     (11,207)       (4,178)
 Surrenders.................    (358,246)    (393,248)  (1,553)  (1,416)   (64,875)   (25,486)   (467,611)     (459,590)
 Administrative expenses....     (53,057)     (57,281)    (135)    (128)    (6,648)    (5,213)    (79,465)      (73,723)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (3,193,984)   1,361,160       (1)      (3)    50,051    (25,597)    874,917       727,821
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,483,695)   1,010,580   (1,689)  (1,547)   (14,901)   (43,025)    486,954       376,161
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
Increase (decrease) in
 net assets.................  (2,244,001)   1,849,250   44,453   16,060    455,557    101,552    (524,882)      914,430
Net assets at beginning
 of year....................   7,798,811    5,949,561  130,980  114,920  1,255,484  1,153,932   9,770,417     8,855,987
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
Net assets at end of year... $ 5,554,810    7,798,811  175,433  130,980  1,711,041  1,255,484   9,245,535     9,770,417
                             ===========    =========  =======  =======  =========  =========   ==========     =========
Change in units (note 5):
 Units purchased............     126,689      447,573       --       --     31,254     14,691     180,379       203,238
 Units redeemed.............    (574,947)    (296,844)    (122)    (135)   (33,315)   (18,286)   (147,029)     (173,456)
                             -----------    ---------  -------  -------  ---------  ---------   ----------     ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (448,258)     150,729     (122)    (135)    (2,061)    (3,595)     33,350        29,782
                             ===========    =========  =======  =======  =========  =========   ==========     =========

                              BLACKROCK VARIABLE
                              SERIES FUNDS, INC.
                             --------------------


                                BLACKROCK BASIC
                              VALUE V.I. FUND --
                               CLASS III SHARES
                             --------------------

                             -------------------
                                2013       2012
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,756)       406
 Net realized gain
   (loss) on investments....    75,274     18,691
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   309,217     95,419
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   380,735    114,516
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    21,871      5,371
 Death benefits.............        --         --
 Surrenders.................   (13,653)   (58,176)
 Administrative expenses....    (9,401)    (8,503)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (52,208)    86,427
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (53,391)    25,119
                             ---------  ---------
Increase (decrease) in
 net assets.................   327,344    139,635
Net assets at beginning
 of year.................... 1,127,378    987,743
                             ---------  ---------
Net assets at end of year... 1,454,722  1,127,378
                             =========  =========
Change in units (note 5):
 Units purchased............    21,143     25,854
 Units redeemed.............   (26,892)   (22,888)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (5,749)     2,966
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                             -----------------------------------------------------------


                                                           BLACKROCK
                                                           LARGE CAP        BLACKROCK
                                     BLACKROCK              GROWTH            VALUE
                                 GLOBAL ALLOCATION       V.I. FUND --     OPPORTUNITIES
                                    V.I. FUND --           CLASS III      V.I. FUND --
                                  CLASS III SHARES          SHARES      CLASS III SHARES
                             -------------------------  --------------  ----------------
                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------  --------
                                 2013          2012      2013    2012     2013     2012
                             ------------  -----------  ------  ------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,371,331)    (452,256)   (287)    (37)  (1,047)    (992)
 Net realized gain
   (loss) on investments....    2,265,461      217,052      27      (5)  12,301    4,322
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   16,344,288   16,682,184   7,343   1,450   31,505    9,640
 Capital gain
   distribution.............    9,333,937      726,978   3,106   2,354       --       --
                             ------------  -----------  ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   26,572,355   17,173,958  10,189   3,762   42,759   12,970
                             ------------  -----------  ------  ------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............    1,685,299    2,198,654      --      --       --       --
 Death benefits.............      (93,476)     (18,907)     --      --       --       --
 Surrenders.................   (8,491,029)  (8,888,395)     --      --     (751)    (736)
 Administrative expenses....   (2,480,103)  (2,432,817)    (12)    (11)  (1,367)  (1,000)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (6,003,945)  (2,040,687)     (1)     (2) (23,862)  (2,593)
                             ------------  -----------  ------  ------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (15,383,254) (11,182,152)    (13)    (13) (25,980)  (4,329)
                             ------------  -----------  ------  ------  -------  -------
Increase (decrease) in
 net assets.................   11,189,101    5,991,806  10,176   3,749   16,779    8,641
Net assets at beginning
 of year....................  220,345,517  214,353,711  32,022  28,273  115,380  106,739
                             ------------  -----------  ------  ------  -------  -------
Net assets at end of year... $231,534,618  220,345,517  42,198  32,022  132,159  115,380
                             ============  ===========  ======  ======  =======  =======
Change in units (note 5):
 Units purchased............      541,499      780,532      --      --      411    1,118
 Units redeemed.............   (1,725,622)  (1,686,308)     (1)     (1)  (2,366)  (1,489)
                             ------------  -----------  ------  ------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,184,123)    (905,776)     (1)     (1)  (1,955)    (371)
                             ============  ===========  ======  ======  =======  =======

                              COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             ------------------------------------------
                                                         COLUMBIA
                                                         VARIABLE
                                   COLUMBIA            PORTFOLIO --
                                   VARIABLE               MARSICO
                                 PORTFOLIO --          INTERNATIONAL
                                    MARSICO            OPPORTUNITIES
                                GROWTH FUND --            FUND --
                                    CLASS 1               CLASS 2
                             --------------------  --------------------

                             -------------------------------------------
                                2013       2012       2013       2012
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (24,833)   (12,681)   (39,795)   (19,998)
 Net realized gain
   (loss) on investments....   105,958     41,035    143,568      1,280
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   472,981    114,125    522,024    575,434
 Capital gain
   distribution.............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   554,106    142,479    625,797    556,716
                             ---------  ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............    12,907     65,507     64,170     42,193
 Death benefits.............        --         --     (4,450)    (1,722)
 Surrenders.................   (84,834)   (38,224)  (716,084)  (153,130)
 Administrative expenses....   (11,182)    (9,006)   (27,557)   (27,349)
 Transfers between
   subaccounts
   (including fixed
   account), net............   146,428     43,952   (136,855)  (178,596)
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    63,319     62,229   (820,776)  (318,604)
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................   617,425    204,708   (194,979)   238,112
Net assets at beginning
 of year.................... 1,651,515  1,446,807  3,772,445  3,534,333
                             ---------  ---------  ---------  ---------
Net assets at end of year... 2,268,940  1,651,515  3,577,466  3,772,445
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    34,691     29,448     39,767     49,993
 Units redeemed.............   (29,716)   (24,135)  (113,670)   (81,578)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     4,975      5,313    (73,903)   (31,585)
                             =========  =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                  EATON VANCE
                                 VARIABLE TRUST
                             ---------------------


                                VT FLOATING-RATE
                                  INCOME FUND
                             ---------------------

                             ----------------------
                                2013        2012
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  152,536    172,977
 Net realized gain
   (loss) on investments....     10,071      1,287
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (44,901)    60,327
 Capital gain
   distribution.............     50,602     79,025
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    168,308    313,616
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............    107,711     67,569
 Death benefits.............     (7,034)    (2,526)
 Surrenders.................   (301,954)  (241,602)
 Administrative expenses....    (59,157)   (45,647)
 Transfers between
   subaccounts
   (including
   fixed account), net......  2,084,799  4,105,051
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  1,824,365  3,882,845
                             ----------  ---------
Increase (decrease) in
 net assets.................  1,992,673  4,196,461
Net assets at beginning
 of year....................  6,793,342  2,596,881
                             ----------  ---------
Net assets at end of year... $8,786,015  6,793,342
                             ==========  =========
Change in units (note 5):
 Units purchased............    279,528    409,317
 Units redeemed.............   (130,446)   (73,218)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    149,082    336,099
                             ==========  =========

                                   FEDERATED INSURANCE SERIES        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             --------------------------------------  --------------------------------------------
                              FEDERATED HIGH         FEDERATED                VIP
                                INCOME BOND          KAUFMANN              BALANCED           VIP CONTRAFUND(R)
                                FUND II --          FUND II --           PORTFOLIO --           PORTFOLIO --
                              SERVICE SHARES      SERVICE SHARES        SERVICE CLASS 2        SERVICE CLASS 2
                             ----------------  --------------------  --------------------  ----------------------
                                                 YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------
                               2013     2012     2013       2012        2013       2012       2013        2012
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  20,715   18,354   (12,860)    (17,847)    (7,531)      (147)   (147,562)    (50,957)
 Net realized gain
   (loss) on investments....     776      162    46,432     353,424     89,457     34,682   1,085,085     253,949
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (1,757)  19,794   151,041      85,914    325,545    187,816   5,042,423   1,786,087
 Capital gain
   distribution.............      --       --    83,325          --    157,112    155,911       6,630          --
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  19,734   38,310   267,938     421,491    564,583    378,262   5,986,576   1,989,079
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --       --     7,000      24,505        625     63,387     383,133     339,836
 Death benefits.............      --       --        --          --         --         --     (29,003)    (11,304)
 Surrenders.................  (3,403)  (2,179) (205,198)    (29,349)  (137,402)  (570,211)   (956,814) (1,058,840)
 Administrative expenses....  (1,590)  (1,332)   (4,759)     (7,405)   (16,527)   (13,582)   (192,489)   (159,372)
 Transfers between
   subaccounts
   (including
   fixed account), net......  56,106   22,865  (136,705) (4,143,524)   130,786    329,319  (2,349,575) 18,268,999
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  51,113   19,354  (339,662) (4,155,773)   (22,518)  (191,087) (3,144,748) 17,379,319
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................  70,847   57,664   (71,724) (3,734,282)   542,065    187,175   2,841,828  19,368,398
Net assets at beginning
 of year.................... 344,917  287,253   898,266   4,632,548  3,172,482  2,985,307  21,919,528   2,551,130
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
Net assets at end of year... 415,764  344,917   826,542     898,266  3,714,547  3,172,482  24,761,356  21,919,528
                             =======  =======  ========  ==========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   4,524    1,847     9,855      11,475     46,417     40,030     133,017   1,917,625
 Units redeemed.............  (1,445)    (558)  (36,286)   (406,440)   (46,137)   (61,696)   (368,784)   (287,548)
                             -------  -------  --------  ----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,079    1,289   (26,431)   (394,965)       280    (21,666)   (235,767)  1,630,077
                             =======  =======  ========  ==========  =========  =========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                                VIP DYNAMIC
                                  CAPITAL                                          VIP                       VIP
                                APPRECIATION       VIP EQUITY-INCOME         FUNDSMANAGER(R)           FUNDSMANAGER(R)
                                PORTFOLIO --         PORTFOLIO --           50% PORTFOLIO --           60% PORTFOLIO --
                              SERVICE CLASS 2       SERVICE CLASS 2          SERVICE CLASS 2           SERVICE CLASS 2
                             -----------------  ----------------------  ------------------------  -------------------------
                                                                                     PERIOD FROM                PERIOD FROM
                                            YEAR ENDED DECEMBER 31,                 JANUARY 27 TO  YEAR ENDED  JANUARY 27 TO
                             -----------------------------------------------------  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                               2013      2012      2013        2012        2013         2012          2013         2012
                             --------  -------  ----------  ----------  ----------  ------------- ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,726)  (2,291)    102,692     188,633    (369,865)    (161,751)     (877,503)     (302,916)
 Net realized gain
   (loss) on investments....   45,491    4,360     503,731      67,975     942,899      163,413     2,224,133       496,591
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (1,304)  33,388   1,533,610     247,939   4,704,510    1,989,786    16,531,121     6,981,909
 Capital gain
   distribution.............   14,029       --     859,366     777,074     243,836      123,078     5,633,392       465,471
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
    Increase (decrease)
     in net assets from
     operations.............   55,490   35,457   2,999,399   1,281,621   5,521,380    2,114,526    23,511,143     7,641,055
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
From capital
 transactions (note 4):
 Net premiums...............       --       --     201,404     192,051     240,775      203,098     1,165,309     1,442,251
 Death benefits.............       --       --     (13,484)     (5,170)         --           --      (328,412)      (19,621)
 Surrenders.................  (11,197) (10,866) (1,061,399)   (464,444) (2,407,062)  (1,938,867)   (6,105,712)   (5,322,601)
 Administrative expenses....     (413)    (528)   (105,591)    (85,481)   (573,156)    (543,882)   (1,868,949)   (1,706,175)
 Transfers between
   subaccounts
   (including
   fixed account), net......  (73,912) (10,579)   (874,739) 11,253,692  (4,310,494)  47,216,050    (1,400,468)  142,995,877
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (85,522) (21,973) (1,853,809) 10,890,648  (7,049,937)  44,936,399    (8,538,232)  137,389,731
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
Increase (decrease) in
 net assets.................  (30,032)  13,484   1,145,590  12,172,269  (1,528,557)  47,050,925    14,972,911   145,030,786
Net assets at beginning
 of year....................  201,333  187,849  12,386,725     214,456  47,050,925           --   145,030,786            --
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
Net assets at end of year... $171,301  201,333  13,532,315  12,386,725  45,522,368   47,050,925   160,003,697   145,030,786
                             ========  =======  ==========  ==========  ==========   ==========   ===========   ===========
Change in units (note 5):
 Units purchased............   12,797      112     134,232   1,308,248     203,452    4,938,246       703,969    15,514,628
 Units redeemed.............  (19,177)  (2,189)   (291,555)   (156,784)   (844,280)    (440,979)   (1,436,877)   (1,756,309)
                             --------  -------  ----------  ----------  ----------   ----------   -----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (6,380)  (2,077)   (157,323)  1,151,464    (640,828)   4,497,267      (732,908)   13,758,319
                             ========  =======  ==========  ==========  ==========   ==========   ===========   ===========

                             ----------------

                               VIP GROWTH &
                                  INCOME
                               PORTFOLIO --
                             SERVICE CLASS 2
                             ---------------
                                YEAR ENDED
                               DECEMBER 31,
                             ---------------
                               2013    2012
                             -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,931     596
 Net realized gain
   (loss) on investments....   2,430   1,674
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  25,701   6,182
 Capital gain
   distribution.............      --      35
                             -------  ------
    Increase (decrease)
     in net assets from
     operations.............  30,062   8,487
                             -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --      --
 Death benefits.............      --      --
 Surrenders.................  (2,298) (1,807)
 Administrative expenses....    (726)   (646)
 Transfers between
   subaccounts
   (including
   fixed account), net...... 112,208   5,318
                             -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... 109,184   2,865
                             -------  ------
Increase (decrease) in
 net assets................. 139,246  11,352
Net assets at beginning
 of year....................  72,597  61,245
                             -------  ------
Net assets at end of year... 211,843  72,597
                             =======  ======
Change in units (note 5):
 Units purchased............   8,100   2,472
 Units redeemed.............    (658) (2,381)
                             -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   7,442      91
                             =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------
                                                                                   VIP GROWTH
                                                             VIP GROWTH              STOCK
                              VIP GROWTH OPPORTUNITIES      PORTFOLIO --          PORTFOLIO --
                             PORTFOLIO -- SERVICE CLASS 2  SERVICE CLASS 2      SERVICE CLASS 2
                             ---------------------------  ----------------  -----------------------
                                            PERIOD FROM                                 PERIOD FROM
                              YEAR ENDED   JANUARY 27 TO    YEAR ENDED DECEMBER 31,    JANUARY 27 TO
                             DECEMBER 31,  DECEMBER 31,   ---------------------------  DECEMBER 31,
                                 2013          2012         2013     2012      2013        2012
                             ------------  -------------  -------  -------  ---------  -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (70,470)      (56,373)    (3,521)    (578)   (61,639)     (34,196)
 Net realized gain
   (loss) on investments....     404,514        46,727      8,646      336    260,846       48,599
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,132,405       336,984     87,214   19,036    780,495      380,021
 Capital gain
   distribution.............       2,322            --        213       --    456,432           --
                             -----------     ---------    -------  -------  ---------    ---------
    Increase (decrease)
     in net assets from
     operations.............   1,468,771       327,338     92,552   18,794  1,436,134      394,424
                             -----------     ---------    -------  -------  ---------    ---------
From capital
 transactions (note 4):
 Net premiums...............      52,098        36,577         --       --     99,123       57,245
 Death benefits.............      (4,448)       (1,753)        --       --     (6,699)      (2,613)
 Surrenders.................    (209,751)     (156,602)        --       --   (230,130)    (194,052)
 Administrative expenses....     (35,871)      (30,109)    (2,150)    (290)   (41,381)     (33,327)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (902,860)    4,352,278    (37,033) 168,332   (336,614)   4,348,635
                             -----------     ---------    -------  -------  ---------    ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,100,832)    4,200,391    (39,183) 168,042   (515,701)   4,175,888
                             -----------     ---------    -------  -------  ---------    ---------
Increase (decrease) in
 net assets.................     367,939     4,527,729     53,369  186,836    920,433    4,570,312
Net assets at beginning
 of year....................   4,527,729            --    284,229   97,393  4,570,312           --
                             -----------     ---------    -------  -------  ---------    ---------
Net assets at end of year... $ 4,895,668     4,527,729    337,598  284,229  5,490,745    4,570,312
                             ===========     =========    =======  =======  =========    =========
Change in units (note 5):
 Units purchased............      46,520       482,073        181   14,727     64,858      492,896
 Units redeemed.............    (131,775)      (59,867)    (2,899)    (420)  (104,244)     (72,908)
                             -----------     ---------    -------  -------  ---------    ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (85,255)      422,206     (2,718)  14,307    (39,386)     419,988
                             ===========     =========    =======  =======  =========    =========

                             ----------------------------------------------
                                 VIP INVESTMENT
                                   GRADE BOND              VIP MID CAP
                                  PORTFOLIO --            PORTFOLIO --
                                 SERVICE CLASS 2         SERVICE CLASS 2
                             ----------------------  ----------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                2013        2012        2013        2012
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     81,931     113,376    (151,956)   (117,455)
 Net realized gain
   (loss) on investments....    (84,199)     51,857     404,730      68,400
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (695,691)    (76,751)  1,745,240     (15,957)
 Capital gain
   distribution.............    169,322     398,106   1,596,148     917,949
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (528,637)    486,588   3,594,162     852,937
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    266,019     247,308     176,348     129,067
 Death benefits.............    (19,715)     (7,525)    (13,372)     (5,130)
 Surrenders.................   (694,710)   (664,096)   (487,764)   (431,374)
 Administrative expenses....   (123,305)   (112,442)    (95,658)    (79,912)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (485,433) 14,329,110  (1,263,842)  8,535,995
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,057,144) 13,792,355  (1,684,288)  8,148,646
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,585,781) 14,278,943   1,909,874   9,001,583
Net assets at beginning
 of year.................... 14,939,381     660,438  11,500,444   2,498,861
                             ----------  ----------  ----------  ----------
Net assets at end of year... 13,353,600  14,939,381  13,410,318  11,500,444
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    218,839   1,365,661     114,619     805,565
 Units redeemed.............   (308,063)   (215,469)   (230,389)   (119,064)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (89,224)  1,150,192    (115,770)    686,501
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                             FIDELITY(R) VARIABLE
                                 INSURANCE
                               PRODUCTS FUND
                                (CONTINUED)
                             -------------------
                                 VIP VALUE
                                 STRATEGIES
                                PORTFOLIO --
                              SERVICE CLASS 2
                             -------------------

                             --------------------
                               2013       2012
                             --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (840)   (1,291)
 Net realized gain
   (loss) on investments....    1,305       591
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   52,929    37,629
 Capital gain
   distribution.............       --        --
                             --------   -------
    Increase (decrease)
     in net assets from
     operations.............   53,394    36,929
                             --------   -------
From capital
 transactions (note 4):
 Net premiums...............       --        --
 Death benefits.............       --        --
 Surrenders.................       --        --
 Administrative expenses....     (680)     (500)
 Transfers between
   subaccounts
   (including fixed
   account), net............   24,322    (1,058)
                             --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   23,642    (1,558)
                             --------   -------
Increase (decrease) in
 net assets.................   77,036    35,371
Net assets at beginning
 of year....................  180,206   144,835
                             --------   -------
Net assets at end of year... $257,242   180,206
                             ========   =======
Change in units (note 5):
 Units purchased............    1,756        27
 Units redeemed.............     (130)     (163)
                             --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    1,626      (136)
                             ========   =======



                                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             --------------------------------------------------------------------------------------
                                 FRANKLIN INCOME      FRANKLIN TEMPLETON
                                   SECURITIES         VIP FOUNDING FUNDS       MUTUAL SHARES       TEMPLETON GROWTH
                                     FUND --          ALLOCATION FUND --     SECURITIES FUND --   SECURITIES FUND --
                                 CLASS 2 SHARES         CLASS 2 SHARES         CLASS 2 SHARES       CLASS 2 SHARES
                             ----------------------  --------------------  ---------------------  -----------------
                                                  YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                2013        2012        2013       2012       2013       2012       2013      2012
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    906,458     908,008    748,475     63,703     19,203      10,737     9,858    4,671
 Net realized gain
   (loss) on investments....    102,155     (25,650)    23,248     24,810    121,442     411,508    39,081    2,018
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,212,884   1,080,343   (598,000)   761,826    546,168      30,829   116,862   99,323
 Capital gain
   distribution.............         --          --  1,289,607         --         --          --        --       --
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............  2,221,497   1,962,701  1,463,330    850,339    686,813     453,074   165,801  106,012
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............     88,131      57,762         --     37,500     29,500       8,328        --       --
 Death benefits.............         --          --    (70,142)        --         --          --        --       --
 Surrenders................. (1,012,074) (1,198,514)  (253,668)  (297,485)  (195,795)   (125,712)  (28,220)  (6,115)
 Administrative expenses....    (89,611)    (84,286)   (35,251)   (30,254)   (15,149)    (16,227)   (4,539)  (3,618)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (559,977)   (692,147)  (168,098)  (168,791)   119,727  (4,353,695) (135,614) (33,476)
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (1,573,531) (1,917,185)  (527,159)  (459,030)   (61,717) (4,487,306) (168,373) (43,209)
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
Increase (decrease) in
 net assets.................    647,966      45,516    936,171    391,309    625,096  (4,034,232)   (2,572)  62,803
Net assets at beginning
 of year.................... 19,295,307  19,249,791  7,009,556  6,618,247  2,625,555   6,659,787   610,205  547,402
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
Net assets at end of year... 19,943,273  19,295,307  7,945,727  7,009,556  3,250,651   2,625,555   607,633  610,205
                             ==========  ==========  =========  =========  =========  ==========  ========  =======
Change in units (note 5):
 Units purchased............     37,024      48,366     29,503     19,936     41,804      13,592       981    4,864
 Units redeemed.............   (157,285)   (209,663)   (80,643)   (71,341)   (46,848)   (468,153)  (14,796)  (9,220)
                             ----------  ----------  ---------  ---------  ---------  ----------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (120,261)   (161,297)   (51,140)   (51,405)    (5,044)   (454,561)  (13,815)  (4,356)
                             ==========  ==========  =========  =========  =========  ==========  ========  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                             GE INVESTMENTS FUNDS, INC.
                             ----------------------------------------------------------------------------------------------
                                CORE VALUE                        PREMIER GROWTH REAL ESTATE SECURITIES
                              EQUITY FUND --     INCOME FUND --   EQUITY FUND --        FUND --
                              CLASS 1 SHARES     CLASS 1 SHARES   CLASS 1 SHARES    CLASS 1 SHARES      S&P 500(R) INDEX FUND
                             ----------------  -----------------  -------------  --------------------   --------------------
                                                               YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------
                               2013     2012     2013      2012   2013   2012       2013        2012       2013       2012
                             --------  ------  --------  -------  ----   ----    ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (302)    695      (755)   1,053   --     (20)      22,958      12,872      4,335      9,045
 Net realized gain
   (loss) on investments....    1,090      (9)   (1,837)   1,512   --     474      163,835     137,881     45,564     27,426
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,359  (2,444)     (670)   3,021   --      --     (712,292)    250,948    241,220     58,945
 Capital gain
   distribution.............    6,835      --        --       --   --      --      323,798          --         --         --
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   24,982  (1,758)   (3,262)   5,586   --     454     (201,701)    401,701    291,119     95,416
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............       --      --        --       --   --      --       49,578      21,778      9,202         --
 Death benefits.............       --      --        --       --   --      --       (3,142)       (866)        --         --
 Surrenders.................       --      --      (449) (41,882)  --     (94)    (202,443)   (140,940)  (139,032)  (151,835)
 Administrative expenses....   (1,058)   (202)     (329)    (342)  --      --      (31,528)    (17,766)    (2,276)      (572)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (5,140) 84,378  (105,711)   1,764   --    (360)   3,391,424       3,087    (29,861)   686,355
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (6,198) 84,176  (106,489) (40,460)  --    (454)   3,203,889    (134,707)  (161,967)   533,948
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
Increase (decrease) in
 net assets.................   18,784  82,418  (109,751) (34,874)  --      --    3,002,188     266,994    129,152    629,364
Net assets at beginning
 of year....................   82,418      --   118,931  153,805   --      --    2,972,539   2,705,545  1,067,435    438,071
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
Net assets at end of year... $101,202  82,418     9,180  118,931   --      --    5,974,727   2,972,539  1,196,587  1,067,435
                             ========  ======  ========  =======   ==     ====   =========   =========  =========  =========
Change in units (note 5):
 Units purchased............      143   6,728       109      229   --     518      262,920      31,156      1,774     62,651
 Units redeemed.............     (585)     (9)   (8,819)  (3,570)  --    (518)     (55,090)    (41,854)   (14,660)   (14,678)
                             --------  ------  --------  -------   --     ----   ---------   ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (442)  6,719    (8,710)  (3,341)  --      --      207,830     (10,698)   (12,886)    47,973
                             ========  ======  ========  =======   ==     ====   =========   =========  =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                                                                           GOLDMAN SACHS VARIABLE
                                        GE INVESTMENTS FUNDS, INC. (CONTINUED)                 INSURANCE TRUST
                             -----------------------------------------------------------  ------------------------
                                                                                                GOLDMAN SACHS
                             SMALL-CAP EQUITY        TOTAL RETURN          U.S. EQUITY          MONEY MARKET
                              FUND -- CLASS 1       FUND -- CLASS 3      FUND -- CLASS 1           FUND --
                                  SHARES                SHARES                SHARES           SERVICE SHARES
                             ----------------  ------------------------  ---------------  ------------------------
                                                                                                       PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,                          AUGUST 3 TO
                             ------------------------------------------------------------------------  DECEMBER 31,
                               2013     2012       2013         2012       2013    2012       2013         2012
                             --------  ------  -----------  -----------  -------  ------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (1,557)   (916)  (1,119,798)    (878,351)    (289)     63     (132,063)     (49,135)
 Net realized gain
   (loss) on investments....    4,278   1,783    4,011,827    1,329,169    3,538     925           --           --
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   11,522   1,413   14,606,836   22,439,340   25,890  11,387           --           --
 Capital gain
   distribution.............   20,336   7,157   12,207,839           --       --      --           --           --
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   34,579   9,437   29,706,704   22,890,158   29,139  12,375     (132,063)     (49,135)
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............       --      --    6,783,236    7,961,955       --      --      199,000          211
 Death benefits.............       --      --     (115,404)      (8,393)      --      --  (14,312,496)  (6,298,828)
 Surrenders.................   (7,013)   (563)  (9,098,597) (10,473,733)    (702)     --   (4,621,754)    (750,457)
 Administrative expenses....     (707)   (575)  (2,083,274)  (2,040,787)    (973)   (872)     (58,558)     (19,395)
 Transfers between
   subaccounts
   (including fixed
   account), net............   77,136    (211)  (4,433,393)  (5,388,471) (10,109) (2,628)  21,475,255   13,669,810
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...   69,416  (1,349)  (8,947,432)  (9,949,429) (11,784) (3,500)   2,681,447    6,601,341
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
Increase (decrease) in
 net assets.................  103,995   8,088   20,759,272   12,940,729   17,355   8,875    2,549,384    6,552,206
Net assets at beginning
 of year....................   78,611  70,523  238,059,483  225,118,754   95,474  86,599    6,552,206           --
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
Net assets at end of year... $182,606  78,611  258,818,755  238,059,483  112,829  95,474    9,101,590    6,552,206
                             ========  ======  ===========  ===========  =======  ======  ===========   ==========
Change in units (note 5):
 Units purchased............    5,506     394    1,324,839    1,113,083       84     383    3,283,781    1,797,362
 Units redeemed.............   (1,149)   (486)  (2,091,590)  (2,038,819)    (940)   (683)  (3,013,720)  (1,138,152)
                             --------  ------  -----------  -----------  -------  ------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    4,357     (92)    (766,751)    (925,736)    (856)   (300)     270,061      659,210
                             ========  ======  ===========  ===========  =======  ======  ===========   ==========

                              JANUS ASPEN SERIES
                             --------------------


                             BALANCED PORTFOLIO --
                                SERVICE SHARES
                             --------------------
                                  YEAR ENDED
                                 DECEMBER 31,
                             --------------------
                                2013       2012
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (19,902)    68,311
 Net realized gain
   (loss) on investments....    67,493     10,351
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   840,975    199,395
 Capital gain
   distribution.............   462,107    503,579
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations............. 1,350,673    781,636
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     7,492     72,403
 Death benefits.............        --         --
 Surrenders.................  (353,177)  (231,320)
 Administrative expenses....   (48,811)   (43,539)
 Transfers between
   subaccounts
   (including fixed
   account), net............   390,030    143,882
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (4,466)   (58,574)
                             ---------  ---------
Increase (decrease) in
 net assets................. 1,346,207    723,062
Net assets at beginning
 of year.................... 7,524,712  6,801,650
                             ---------  ---------
Net assets at end of year... 8,870,919  7,524,712
                             =========  =========
Change in units (note 5):
 Units purchased............    61,961     63,925
 Units redeemed.............   (62,340)   (69,037)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (379)    (5,112)
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               JANUS ASPEN SERIES                                                       MFS(R) VARIABLE
                                   (CONTINUED)           LEGG MASON PARTNERS VARIABLE EQUITY TRUST      INSURANCE TRUST
                             ----------------------  -------------------------------------------------  --------------
                                                        CLEARBRIDGE      CLEARBRIDGE      CLEARBRIDGE   MFS(R)INVESTORS
                                                         VARIABLE          VARIABLE        VARIABLE         GROWTH
                                      FORTY          AGGRESSIVE GROWTH  ALL CAP VALUE    EQUITY INCOME  STOCK SERIES --
                              PORTFOLIO -- SERVICE     PORTFOLIO --      PORTFOLIO --    PORTFOLIO --    SERVICE CLASS
                                     SHARES              CLASS II          CLASS I         CLASS II         SHARES
                             ----------------------  ----------------  ---------------  --------------  --------------
                                                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                 2013        2012      2013     2012    2013     2012    2013    2012    2013    2012
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (58,173)   (59,363)  (1,351)    (877)     26      (54)    (32)     85     (88)    (94)
 Net realized gain
   (loss) on investments....     571,032    164,063      948    2,717      64   (4,460)    428     130      29       5
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     996,925  1,028,271   37,774    8,740   1,967    7,652   1,664     838   2,683     997
 Capital gain
   distribution.............          --         --    6,889    3,315     791       --      --      --     382     497
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
    Increase (decrease)
     in net assets from
     operations.............   1,509,784  1,132,971   44,260   13,895   2,848    3,138   2,060   1,053   3,006   1,405
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
From capital
 transactions (note 4):
 Net premiums...............      97,772     56,438       --       --      --       --      --      --      --      --
 Death benefits.............      (6,705)    (2,697)      --       --      --       --      --      --      --      --
 Surrenders.................    (831,550)  (245,460)  (1,808) (10,606)     --  (28,344)   (881)   (793)     --      --
 Administrative expenses....     (42,172)   (41,811)    (111)     (99)    (23)     (76)     --      --     (36)    (30)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (855,437)   352,751   17,882     (200)   (398)    (301)   (713)   (234)      1      --
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,638,092)   119,221   15,963  (10,905)   (421) (28,721) (1,594) (1,027)    (35)    (30)
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
Increase (decrease) in
 net assets.................    (128,308) 1,252,192   60,223    2,990   2,427  (25,583)    466      26   2,971   1,375
Net assets at beginning
 of year....................   6,132,556  4,880,364   87,051   84,061   9,341   34,924   9,448   9,422  10,544   9,169
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
Net assets at end of year... $ 6,004,248  6,132,556  147,274   87,051  11,768    9,341   9,914   9,448  13,515  10,544
                             ===========  =========  =======  =======  ======  =======  ======  ======  ======  ======
Change in units (note 5):
 Units purchased............      42,719    101,952    1,257       --      --       --       7      25      --      --
 Units redeemed.............    (149,673)   (87,142)    (120)    (943)    (36)  (3,273)   (148)   (136)     (2)     (2)
                             -----------  ---------  -------  -------  ------  -------  ------  ------  ------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (106,954)    14,810    1,137     (943)    (36)  (3,273)   (141)   (111)     (2)     (2)
                             ===========  =========  =======  =======  ======  =======  ======  ======  ======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                   MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)          OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             ---------------------------------------------------------  -------------------------------------
                             MFS(R) INVESTORS      MFS(R) TOTAL       MFS(R) UTILITIES     OPPENHEIMER          OPPENHEIMER
                             TRUST SERIES --     RETURN SERIES --        SERIES --      CAPITAL APPRECIATION  CAPITAL INCOME
                                SERVICE              SERVICE              SERVICE          FUND/VA --           FUND/VA --
                              CLASS SHARES         CLASS SHARES         CLASS SHARES     SERVICE SHARES       SERVICE SHARES
                             ---------------  ---------------------  -----------------  -------------------  ----------------
                                                               YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                              2013     2012      2013       2012       2013      2012     2013       2012      2013     2012
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (15)    (28)      4,947      38,841     4,060   23,018   (1,853)    (2,494)    2,508   (3,663)
 Net realized gain
   (loss) on investments....     40      (8)     58,004     127,687    49,750    8,078    7,749      3,201     3,754      741
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,993   1,046     547,222     206,573    24,186   22,687   86,748     31,544    63,269   62,202
 Capital gain
   distribution.............     --      --          --          --     9,698       --       --         --        --       --
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
    Increase (decrease)
     in net assets from
     operations.............  2,018   1,010     610,173     373,101    87,694   53,783   92,644     32,251    69,531   59,280
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --      --       3,625      69,272     5,000       --       --         --        --       --
 Death benefits.............     --      --          --     (19,130)       --       --       --         --        --       --
 Surrenders.................     --      --     (96,291)   (128,639)  (16,712) (62,164)  (4,416)    (3,288)  (32,524) (37,940)
 Administrative expenses....     (5)     (5)    (26,968)    (27,911)   (2,850)  (2,505)  (2,016)    (1,574)   (2,525)  (2,393)
 Transfers between
   subaccounts
   (including fixed
   account), net............   (197)    (51)    249,465  (1,046,472) (175,613)  (3,427)  51,625     (1,548)   12,332   54,477
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (202)    (56)    129,831  (1,152,880) (190,175) (68,096)  45,193     (6,410)  (22,717)  14,144
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
Increase (decrease) in
 net assets.................  1,816     954     740,004    (779,779) (102,481) (14,313) 137,837     25,841    46,814   73,424
Net assets at beginning
 of year....................  6,767   5,813   3,555,952   4,335,731   494,351  508,664  285,833    259,992   651,532  578,108
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
Net assets at end of year... $8,583   6,767   4,295,956   3,555,952   391,870  494,351  423,670    285,833   698,346  651,532
                             ======   =====   =========  ==========  ========  =======   =======   =======   =======  =======
Change in units (note 5):
 Units purchased............     --      --      32,091      12,519     3,203    1,308    5,798        738     2,134    9,787
 Units redeemed.............    (14)     (5)    (22,508)   (111,210)  (13,416)  (5,782)  (1,728)    (1,321)   (4,727)  (8,414)
                             ------   -----   ---------  ----------  --------  -------   -------   -------   -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (14)     (5)      9,583     (98,691)  (10,213)  (4,474)   4,070       (583)   (2,593)   1,373
                             ======   =====   =========  ==========  ========  =======   =======   =======   =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             --------------------------------------------------------------------
                                                       OPPENHEIMER MAIN        OPPENHEIMER MAIN
                               OPPENHEIMER GLOBAL           STREET             STREET SMALL CAP
                                   FUND/VA --             FUND/VA --            FUND(R)/VA --
                                 SERVICE SHARES         SERVICE SHARES          SERVICE SHARES
                             ---------------------  ----------------------  ---------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------
                                2013        2012       2013        2012        2013        2012
                             ----------  ---------  ----------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (18,366)    26,808     (63,285)    (86,391)    (81,003)  (107,188)
 Net realized gain
   (loss) on investments....    327,051    167,862     755,899   1,616,702   1,043,952    414,568
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,129,648    833,832   1,983,315     132,543   2,172,671  1,053,468
 Capital gain
   distribution.............         --         --          --          --     121,544         --
                             ----------  ---------  ----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............  1,438,333  1,028,502   2,675,929   1,662,854   3,257,164  1,360,848
                             ----------  ---------  ----------  ----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     99,103    119,188     182,496     126,009     158,363    117,351
 Death benefits.............     (6,670)    (2,564)    (13,467)     (5,292)    (13,390)    (5,065)
 Surrenders.................   (230,047)  (252,794)   (434,142)   (465,210)   (576,895)  (431,136)
 Administrative expenses....    (50,931)   (45,276)    (85,734)    (81,948)    (80,741)   (71,824)
 Transfers between
   subaccounts
   (including fixed
   account), net............     98,037   (683,512) (1,013,063) (8,003,860) (1,276,017)  (460,300)
                             ----------  ---------  ----------  ----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (90,508)  (864,958) (1,363,910) (8,430,301) (1,788,680)  (850,974)
                             ----------  ---------  ----------  ----------  ----------  ---------
Increase (decrease) in
 net assets.................  1,347,825    163,544   1,312,019  (6,767,447)  1,468,484    509,874
Net assets at beginning
 of year....................  5,799,874  5,636,330   9,616,455  16,383,902   9,269,979  8,760,105
                             ----------  ---------  ----------  ----------  ----------  ---------
Net assets at end of year... $7,147,699  5,799,874  10,928,474   9,616,455  10,738,463  9,269,979
                             ==========  =========  ==========  ==========  ==========  =========
Change in units (note 5):
 Units purchased............     93,383     54,330      67,787      65,497      81,914     96,856
 Units redeemed.............   (100,803)  (129,774)   (166,790)   (853,608)   (209,643)  (171,421)
                             ----------  ---------  ----------  ----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,420)   (75,444)    (99,003)   (788,111)   (127,729)   (74,565)
                             ==========  =========  ==========  ==========  ==========  =========

                                  PIMCO VARIABLE INSURANCE TRUST
                             ---------------------------------------
                                 ALL ASSET           HIGH YIELD
                               PORTFOLIO --         PORTFOLIO --
                               ADVISOR CLASS    ADMINISTRATIVE CLASS
                                  SHARES               SHARES
                             ----------------  ---------------------

                             ----------------------------------------
                               2013     2012      2013       2012
                             -------  -------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  14,981   15,346    201,959     223,153
 Net realized gain
   (loss) on investments....     810      627     76,137     106,490
 Change in unrealized
   appreciation
   (depreciation)
   on investments........... (21,505)  36,481    (63,609)    299,551
 Capital gain
   distribution.............      --       --         --          --
                             -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  (5,714)  52,454    214,487     629,194
                             -------  -------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --       --     67,221      65,709
 Death benefits.............      --       --     (4,458)     (1,685)
 Surrenders.................  (9,202) (16,381)  (319,996)   (300,676)
 Administrative expenses....  (3,675)  (3,071)   (37,819)    (37,955)
 Transfers between
   subaccounts
   (including fixed
   account), net............  12,260   32,102   (217,431) (1,039,038)
                             -------  -------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (617)  12,650   (512,483) (1,313,645)
                             -------  -------  ---------  ----------
Increase (decrease) in
 net assets.................  (6,331)  65,104   (297,996)   (684,451)
Net assets at beginning
 of year.................... 448,494  383,390  5,335,390   6,019,841
                             -------  -------  ---------  ----------
Net assets at end of year... 442,163  448,494  5,037,394   5,335,390
                             =======  =======  =========  ==========
Change in units (note 5):
 Units purchased............   3,099    3,820     75,898     109,075
 Units redeemed.............  (3,175)  (2,874)  (109,458)   (207,862)
                             -------  -------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (76)     946    (33,560)    (98,787)
                             =======  =======  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ---------------------------------------------------------------------
                                   LONG-TERM
                                U.S. GOVERNMENT          LOW DURATION            TOTAL RETURN
                                  PORTFOLIO --           PORTFOLIO --            PORTFOLIO --
                              ADMINISTRATIVE CLASS   ADMINISTRATIVE CLASS    ADMINISTRATIVE CLASS
                                     SHARES                 SHARES                  SHARES
                             ---------------------  ----------------------  ----------------------
                                                                      YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------
                                2013        2012       2013        2012        2013        2012
                             ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   11,685      9,039     (11,612)     86,448     195,108     292,505
 Net realized gain
   (loss) on investments....    (20,951)    31,494      79,421     120,088      26,440     131,399
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (272,185)  (178,408)   (422,235)    698,917  (1,401,890)  1,147,887
 Capital gain
   distribution.............     66,641    163,704          --          --     229,030     521,368
                             ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   (214,810)    25,829    (354,426)    905,453    (951,312)  2,093,159
                             ----------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     28,618     54,212     402,287     321,963     454,808     573,344
 Death benefits.............         --         --     (26,671)    (10,021)    (20,106)     (7,583)
 Surrenders.................    (23,784)   (61,628) (1,301,293) (1,164,136) (1,506,054) (1,219,545)
 Administrative expenses....     (7,991)    (7,941)   (186,163)   (170,086)   (212,479)   (200,735)
 Transfers between
   subaccounts
   (including fixed
   account), net............    (19,885)   146,348   1,916,407    (728,134)    330,806    (538,443)
                             ----------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (23,042)   130,991     804,567  (1,750,414)   (953,025) (1,392,962)
                             ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (237,852)   156,820     450,141    (844,961) (1,904,337)    700,197
Net assets at beginning
 of year....................  1,471,071  1,314,251  21,744,501  22,589,462  27,947,275  27,247,078
                             ----------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $1,233,219  1,471,071  22,194,642  21,744,501  26,042,938  27,947,275
                             ==========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     12,696     34,984     364,214     278,144     284,749     295,305
 Units redeemed.............    (14,292)   (28,616)   (301,494)   (421,931)   (359,115)   (397,732)
                             ----------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (1,596)     6,368      62,720    (143,787)    (74,366)   (102,427)
                             ==========  =========  ==========  ==========  ==========  ==========

                                 THE PRUDENTIAL SERIES FUND
                             ---------------------------------


                              JENNISON 20/20        JENNISON
                             FOCUS PORTFOLIO --   PORTFOLIO --
                              CLASS II SHARES   CLASS II SHARES
                             ----------------   ---------------

                             ----------------------------------
                               2013      2012     2013    2012
                             -------   -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,500)   (4,533)    (522)   (659)
 Net realized gain
   (loss) on investments....   7,422     3,287   21,534  (1,874)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  79,935    18,358   (8,497)  7,117
 Capital gain
   distribution.............      --    12,562       --      --
                             -------   -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............  82,857    29,674   12,515   4,584
                             -------   -------  -------  ------
From capital
 transactions (note 4):
 Net premiums...............      --        --       --      --
 Death benefits.............      --        --       --      --
 Surrenders................. (15,972)  (15,653)      --      --
 Administrative expenses....  (1,026)   (1,369)    (363)   (383)
 Transfers between
   subaccounts
   (including fixed
   account), net............ (22,155)  (31,812) (58,547)  2,148
                             -------   -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions... (39,153)  (48,834) (58,910)  1,765
                             -------   -------  -------  ------
Increase (decrease) in
 net assets.................  43,704   (19,160) (46,395)  6,349
Net assets at beginning
 of year.................... 321,173   340,333   52,924  46,575
                             -------   -------  -------  ------
Net assets at end of year... 364,877   321,173    6,529  52,924
                             =======   =======  =======  ======
Change in units (note 5):
 Units purchased............      39       593       --   1,618
 Units redeemed.............  (2,852)   (4,594)  (3,675) (1,645)
                             -------   -------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,813)   (4,001)  (3,675)    (27)
                             =======   =======  =======  ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                              THE PRUDENTIAL SERIES  WELLS FARGO VARIABLE
                                FUND (CONTINUED)          TRUST
                             ----------------------  -------------------
                                                       WELLS FARGO
                                                        ADVANTAGE
                                NATURAL RESOURCES        VT OMEGA
                                  PORTFOLIO --        GROWTH FUND --
                                 CLASS II SHARES         CLASS 2
                             ----------------------  -------------------
                                     YEAR ENDED DECEMBER 31,
                             -------------------------------------------
                                 2013        2012      2013      2012
                             -----------  ---------   -------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (65,497)   (71,501)  (1,526)     (635)
 Net realized gain
   (loss) on investments....    (171,865)  (106,436)   2,054       536
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     597,324   (480,982)  34,489     2,904
 Capital gain
   distribution.............          --    400,060   10,574     2,433
                             -----------  ---------   -------    ------
    Increase (decrease)
     in net assets from
     operations.............     359,962   (258,859)  45,591     5,238
                             -----------  ---------   -------    ------
From capital
 transactions (note 4):
 Net premiums...............      38,559     67,945       --        --
 Death benefits.............      (2,158)      (763)      --        --
 Surrenders.................    (143,377)  (452,912)      --        --
 Administrative expenses....     (26,448)   (25,806)  (1,207)     (415)
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,111,391)   960,224   62,289    55,400
                             -----------  ---------   -------    ------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,244,815)   548,688   61,082    54,985
                             -----------  ---------   -------    ------
Increase (decrease) in
 net assets.................    (884,853)   289,829  106,673    60,223
Net assets at beginning
 of year....................   4,713,628  4,423,799   92,553    32,330
                             -----------  ---------   -------    ------
Net assets at end of year... $ 3,828,775  4,713,628  199,226    92,553
                             ===========  =========   =======    ======
Change in units (note 5):
 Units purchased............      67,678    136,770    4,442     4,150
 Units redeemed.............    (161,770)   (98,249)    (764)     (284)
                             -----------  ---------   -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (94,092)    38,521    3,678     3,866
                             ===========  =========   =======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                         Notes to Financial Statements

                               December 31, 2013

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Franchise Fund -- Series I shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Comstock Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Comstock Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares.

   On April 30, 2013, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Value Opportunities Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013


   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Equity Income Portfolio -- Class II.

   On April 30, 2013, Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I changed its name to Legg Mason Partners Variable Equity Trust -- ClearBridge Variable All Cap Value Portfolio -- Class I.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Global Securities Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Global Fund/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares.

   On April 30, 2013, Oppenheimer Variable Account Funds -- Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American franchise Fund -- Series II shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth 40/60 Index Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 50% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth 60/40 Index Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013


   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Growth Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Moderate Allocation Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP FundsManager(R) 60% Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   As of December 31, 2013, the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares and Oppenheimer Variable Account Funds -- Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares were available as investment options for contracts, but not shown on the financial statements due to not having had any activity from January 1, 2012 through December 31, 2013.

   All designated Portfolios listed above are series type mutual funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013


(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2012 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2013.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2013, and there were no transfers between Level 1 and Level 2 during 2013.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. For those contracts no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013


  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2012, immaterial amounts were reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2013 was:

                           COST OF     PROCEEDS
                            SHARES       FROM
FUND/PORTFOLIO             ACQUIRED   SHARES SOLD
--------------            ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. American
   Franchise Fund --
   Series I shares....... $       296 $    13,903
  Invesco V.I. Comstock
   Fund -- Series II
   shares................     430,018     175,824
  Invesco V.I. Core
   Equity Fund -- Series
   I shares..............     377,035     575,831
  Invesco V.I. Equity
   and Income Fund --
   Series II shares......     556,088     480,920
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares................     889,309   1,825,742
  Invesco V.I. Value
   Opportunities Fund --
   Series II shares......         127         500
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B...............      99,062     362,132
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B...............       3,924      11,716
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B..      90,964      36,155
  AllianceBernstein
   International Value
   Portfolio -- Class B..   1,352,254   4,598,066
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B..          --       3,434
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B..     774,112     609,888
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II..............   2,873,328   2,012,578
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares............     324,809     382,358
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares...  19,018,134  26,760,488
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares......       3,299         496
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares................       5,544      32,782

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1. $   494,937 $   455,999
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................     454,612   1,321,355
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   3,735,544   1,713,074
Federated Insurance
  Series
  Federated High Income
   Bond Fund II --
   Service Shares.........      99,960      28,240
  Federated Kaufmann
   Fund II -- Service
   Shares.................     203,435     472,712
Fidelity(R) Variable
  Insurance Products Fund
  VIP Balanced Portfolio
   -- Service Class 2.....     819,257     691,505
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................   2,006,987   5,284,280
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................     178,240     252,477
  VIP Equity-Income
   Portfolio -- Service
   Class 2................   2,814,747   3,706,168
  VIP FundsManager(R)
   50% Portfolio --
   Service Class 2........   2,843,690  10,148,028
  VIP FundsManager(R)
   60% Portfolio --
   Service Class 2........  15,062,808  18,884,351
  VIP Growth & Income
   Portfolio -- Service
   Class 2................     121,486      10,372
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................     617,949   1,784,904
  VIP Growth Portfolio
   -- Service Class 2.....       2,954      45,461
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   1,266,799   1,383,880
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........   3,137,848   3,938,359
  VIP Mid Cap Portfolio
   -- Service Class 2.....   3,336,595   3,581,658
  VIP Value Strategies
   Portfolio -- Service
   Class 2................      27,142       4,350
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   1,754,502   2,431,139
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........   2,486,819     985,580
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........     555,813     615,882
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........      28,677     187,356
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......       9,801       9,470
  Income Fund -- Class 1
   Shares.................       1,553     108,809
  Premier Growth Equity
   Fund -- Class 1 Shares.          --          --
  Real Estate Securities
   Fund -- Class 1 Shares.   4,494,884     947,543
  S&P 500(R) Index Fund...      43,176     200,885
  Small-Cap Equity Fund
   -- Class 1 Shares......     107,696      19,725
  Total Return Fund --
   Class 3 Shares.........  31,684,312  29,602,242
  U.S. Equity Fund --
   Class 1 Shares.........       2,191      14,270
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  32,479,916  29,478,904
Janus Aspen Series
  Balanced Portfolio --
   Service Shares.........   1,556,079   1,106,502
  Forty Portfolio --
   Service Shares.........     681,160   2,375,932
Legg Mason Partners
  Variable Equity Trust
  ClearBridge Variable
   Aggressive Growth
   Portfolio -- Class II..      24,829       3,331
  ClearBridge Variable
   All Cap Value
   Portfolio -- Class I...         942         547
  ClearBridge Variable
   Equity Income
   Portfolio -- Class II..         222       1,849
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares.................         433         176

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                           COST OF    PROCEEDS
                            SHARES      FROM
FUND/PORTFOLIO             ACQUIRED  SHARES SOLD
--------------            ---------- -----------
  MFS(R) Investors Trust
   Series -- Service
   Class Shares.......... $       74 $      290
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    484,798    348,803
  MFS(R) Utilities
   Series -- Service
   Class Shares..........     80,021    256,479
Oppenheimer Variable
  Account Funds
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....     70,239     26,892
  Oppenheimer Capital
   Income Fund/VA --
   Service Shares........     33,845     53,995
  Oppenheimer Global
   Fund/VA -Service
   Shares................  1,349,857  1,465,213
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........  1,002,532  2,426,404
  Oppenheimer Main
   Street Small Cap
   Fund(R)/VA -- Service
   Shares................  1,378,911  3,138,742
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..     65,385     51,270
  High Yield Portfolio
   -- Administrative
   Class Shares..........  1,437,156  1,747,217
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........    306,030    249,705
  Low Duration Portfolio
   -- Administrative
   Class Shares..........  4,882,403  4,064,293
  Total Return Portfolio
   -- Administrative
   Class Shares..........  4,913,598  5,507,363
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................        554     44,230
  Jennison Portfolio --
   Class II Shares.......         --     59,438
  Natural Resources
   Portfolio -- Class II
   Shares................    835,852  2,147,787
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............     84,703     14,576

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      1.00% -- 2.45% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.00% -- 0.25% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $25 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (D) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2013 and 2012 are reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2013, 2012, 2011, 2010, and 2009 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2013 and were available to contract owners during 2013.

                                          EXPENSE AS A                          NET   INVESTMENT
                                          % OF AVERAGE                         ASSETS   INCOME
                                         NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                         -------------- ------- -------------- ------ ---------- ------------------
AIM Variable Insurance Funds (Invesco
  Variable Insurance Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2013................................. 1.15% to 1.15%   4,877 13.40 to 13.40    65    0.47%     38.53% to  38.53%
   2012 (4)............................. 1.15% to 1.15%   5,979  9.67 to  9.67    58    0.00%    (4.76)% to (4.76)%
 Invesco V.I. Comstock
   Fund -- Series II shares
   2013................................. 1.15% to 1.90% 100,530 15.26 to 14.41 1,542    1.53%     34.09% to  33.08%
   2012................................. 1.15% to 1.90%  79,561 11.38 to 10.83   920    1.46%     17.55% to  16.66%
   2011................................. 1.15% to 1.90%  82,215  9.68 to  9.28   812    1.23%    (3.23)% to (3.96)%
   2010................................. 1.15% to 1.90%  72,569 10.00 to  9.66   757    0.10%     14.37% to  13.50%
   2009................................. 1.15% to 2.40%  36,519  8.75 to  7.17   316    4.49%     26.93% to  25.33%
 Invesco V.I. Core Equity
   Fund --Series I shares
   2013................................. 1.15% to 1.95%  65,682 16.26 to 17.42 1,062    1.18%     27.76% to  26.73%
   2012................................. 1.15% to 1.95%  80,401 12.73 to 13.75 1,045    1.07%     12.57% to  11.66%
   2011................................. 1.15% to 1.95%  69,891 11.31 to 12.31   813    0.98%    (1.21)% to (2.01)%
   2010................................. 1.15% to 1.95%  53,513 11.44 to 12.56   637    0.92%      8.30% to   7.42%
   2009................................. 1.65% to 1.95%  11,535 10.38 to 11.70   120    1.80%     26.18% to  31.14%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2013................................. 1.15% to 2.70% 198,908 13.41 to 12.07 2,556    1.47%     23.45% to  21.52%
   2012................................. 1.15% to 2.40% 192,018 10.86 to 10.10 2,015    1.76%     11.09% to   9.68%
   2011................................. 1.15% to 2.40% 201,493  9.78 to  9.21 1,913    1.70%    (2.43)% to (3.66)%
   2010................................. 1.15% to 2.40% 196,002 10.02 to  9.56 1,915    1.89%     10.74% to   9.34%
   2009................................. 1.15% to 2.40% 186,798  9.05 to  8.75 1,660    2.86%     21.08% to  19.55%
 Invesco V.I. International Growth Fund
   -- Series II shares
   2013................................. 1.15% to 2.70% 435,896 14.92 to 10.08 6,175    0.99%     17.35% to  15.51%
   2012................................. 1.15% to 2.70% 506,326 12.71 to  8.72 6,139    1.31%     13.92% to  12.14%
   2011................................. 1.15% to 2.70% 384,940 11.16 to  7.78 4,121    1.17%    (8.06)% to (9.50)%
   2010................................. 1.15% to 2.70% 376,742 12.14 to  8.59 4,404    1.94%     11.31% to   9.57%
   2009................................. 1.15% to 2.70% 381,264 10.90 to  7.84 3,959    1.69%     33.36% to  31.27%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2013................................. 1.15% to 1.15%     957 12.20 to 12.20    12    1.22%     31.74% to  31.74%
   2012................................. 1.15% to 1.15%     995  9.26 to  9.26     9    1.18%     16.30% to  16.30%
   2011................................. 1.15% to 1.15%   1,958  7.96 to  7.96    16    0.63%    (4.50)% to (4.50)%
   2010................................. 1.15% to 1.15%   1,909  8.34 to  8.34    16    0.34%      5.72% to   5.72%
   2009................................. 1.15% to 1.15%   2,323  7.89 to  7.89    18    1.29%     46.04% to  46.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Balanced Wealth
   Strategy Portfolio -- Class B
   2013............................. 1.15% to 2.40%   212,001 11.65 to 10.60 2,402    2.23%      14.94% to   13.48%
   2012............................. 1.15% to 2.40%   237,203 10.14 to  9.34 2,350    1.93%      12.07% to   10.65%
   2011............................. 1.15% to 2.40%   247,936  9.05 to  8.44 2,201    2.25%     (4.17)% to  (5.38)%
   2010............................. 1.15% to 2.40%   259,071  9.44 to  8.92 2,409    2.47%       9.03% to    7.65%
   2009............................. 1.15% to 2.40%   239,572  8.66 to  8.29 2,049    0.87%      23.02% to   21.46%
 AllianceBernstein Global Thematic
   Growth Portfolio -- Class B
   2013............................. 1.15% to 1.85%     7,223 12.89 to 12.22    90    0.02%      21.51% to   20.65%
   2012............................. 1.15% to 1.85%     7,745 10.61 to 10.13    80    0.00%      11.93% to   11.14%
   2011............................. 1.15% to 1.85%    11,338  9.48 to  9.11   106    0.29%    (24.29)% to (24.83)%
   2010............................. 1.15% to 1.85%     4,806 12.52 to 12.12    60    1.56%      17.22% to   16.39%
   2009............................. 1.15% to 1.85%     3,612 10.68 to 10.41    38    0.00%      51.38% to   50.31%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2013............................. 1.15% to 1.15%     9,277 15.17 to 15.17   141    0.94%      33.05% to   33.05%
   2012............................. 1.15% to 1.35%     5,266 11.40 to 11.25    60    1.40%      15.89% to   15.66%
   2011............................. 1.15% to 1.35%     5,190  9.84 to  9.73    51    1.08%       4.85% to    4.64%
   2010............................. 1.15% to 1.35%     4,502  9.38 to  9.30    42    0.00%      11.50% to   11.28%
   2009............................. 1.15% to 1.15%     6,709  8.42 to  8.42    56    3.35%      18.97% to   18.97%
 AllianceBernstein International
   Value Portfolio -- Class B
   2013............................. 1.15% to 2.70%   645,833  8.88 to  6.16 5,555    5.41%      21.32% to   19.42%
   2012............................. 1.15% to 2.70% 1,094,091  7.32 to  5.15 7,799    1.43%      12.87% to   11.10%
   2011............................. 1.15% to 2.70%   943,362  6.48 to  4.64 5,950    4.09%    (20.36)% to (21.61)%
   2010............................. 1.15% to 2.70%   831,429  8.14 to  5.92 6,601    3.24%       3.10% to    1.49%
   2009............................. 1.15% to 2.70%   647,852  7.90 to  5.83 5,014    1.40%      32.81% to   30.73%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2013............................. 1.15% to 1.15%    11,047 15.88 to 15.88   175    0.00%      35.42% to   35.42%
   2012............................. 1.15% to 1.15%    11,169 11.73 to 11.73   131    0.03%      14.78% to   14.78%
   2011............................. 1.15% to 1.15%    11,304 10.17 to 10.17   115    0.08%     (4.86)% to  (4.86)%
   2010............................. 1.15% to 1.15%    15,287 10.69 to 10.69   163    0.27%       8.57% to    8.57%
   2009............................. 1.15% to 1.15%    16,149  9.84 to  9.84   159    0.00%      35.53% to   35.53%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2013............................. 1.15% to 1.90%    80,761 20.88 to 19.71 1,711    0.00%      43.66% to   42.58%
   2012............................. 1.15% to 1.90%    82,822 14.53 to 13.83 1,255    0.00%      13.40% to   12.55%
   2011............................. 1.15% to 1.90%    86,417 12.81 to 12.29 1,154    0.00%       3.01% to    2.23%
   2010............................. 1.15% to 1.90%    87,914 12.44 to 12.02 1,147    0.00%      35.02% to   34.00%
   2009............................. 1.15% to 1.90%     7,996  9.21 to  8.97    75    0.00%      39.66% to   33.42%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- -------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2013........................... 1.15% to 2.70%    751,505 12.91 to 10.46   9,246   1.65%    (9.53)% to (10.95)%
   2012........................... 1.15% to 2.70%    718,155 14.28 to 11.75   9,770   2.40%      6.14% to    4.48%
   2011........................... 1.15% to 2.70%    688,373 13.45 to 11.25   8,856   4.03%     10.46% to    8.74%
   2010........................... 1.15% to 2.70%    708,282 12.18 to 10.34   8,286   1.64%      3.89% to    2.26%
   2009........................... 1.15% to 2.70%    856,164 11.72 to 10.11   9,638   1.82%      8.97% to    7.26%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2013........................... 1.15% to 1.95%     90,736 15.54 to 19.14   1,455   1.20%     36.06% to   34.96%
   2012........................... 1.15% to 1.95%     96,485 11.42 to 14.18   1,127   1.55%     12.49% to   11.59%
   2011........................... 1.15% to 1.95%     93,519 10.15 to 12.71     988   1.58%    (3.90)% to  (4.67)%
   2010........................... 1.15% to 1.95%     88,571 10.56 to 13.33     985   1.98%     11.22% to   10.32%
   2009........................... 1.15% to 1.95%     29,385  9.50 to 12.08     300   1.81%     29.36% to   38.72%
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2013........................... 1.15% to 2.70% 16,812,071 15.50 to 11.97 231,535   1.05%     13.10% to   11.33%
   2012........................... 1.15% to 2.70% 17,996,194 13.71 to 10.75 220,346   1.46%      8.70% to    6.99%
   2011........................... 1.15% to 2.70% 18,901,970 12.61 to 10.05 214,354   2.27%    (4.75)% to  (6.24)%
   2010........................... 1.15% to 2.70% 16,925,748 13.24 to 10.72 202,688   1.85%      8.50% to    6.80%
   2009........................... 1.15% to 2.70%  5,636,623 12.20 to 10.04  62,536   2.20%     19.53% to   17.65%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2013........................... 1.15% to 1.35%      2,916 14.66 to 14.44      42   0.53%     32.04% to   31.78%
   2012........................... 1.15% to 1.35%      2,917 11.10 to 10.96      32   1.21%     13.49% to   13.26%
   2011........................... 1.15% to 1.35%      2,918  9.78 to  9.67      28   0.69%      1.15% to    0.95%
   2010........................... 1.35% to 1.35%      2,441  9.58 to  9.58      23   0.45%     13.55% to   13.55%
   2009........................... 1.35% to 1.35%      2,441  8.44 to  8.44      21   0.36%     24.92% to   24.92%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2013........................... 1.15% to 1.85%      8,701 15.32 to 14.52     132   0.42%     40.45% to   39.46%
   2012........................... 1.15% to 1.85%     10,656 10.90 to 10.41     115   0.39%     11.97% to   11.18%
   2011........................... 1.15% to 1.85%     11,027  9.74 to  9.36     107   0.21%    (3.73)% to  (4.41)%
   2010........................... 1.15% to 1.85%     13,410 10.12 to  9.80     135   0.46%     26.84% to   25.94%
   2009........................... 1.15% to 1.85%     16,939  7.98 to  7.78     135   0.88%     26.59% to   25.69%
Columbia Funds Variable Insurance
  Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund -- Class 1
   2013........................... 1.15% to 1.95%    137,246 16.29 to 19.21   2,269   0.25%     34.08% to   33.00%
   2012........................... 1.15% to 1.95%    132,271 12.15 to 14.45   1,652   0.75%     10.94% to   10.04%
   2011........................... 1.15% to 1.95%    126,958 10.95 to 13.13   1,447   0.34%    (3.76)% to  (4.53)%
   2010........................... 1.15% to 1.95%    118,791 11.38 to 13.75   1,418   0.12%     20.15% to   19.18%
   2009........................... 1.15% to 1.95%     52,966  9.47 to 11.54     523   0.70%     25.21% to   28.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --Class 2
   2013............................ 1.15% to 2.70%   293,185 12.71 to  9.18  3,577   0.40%      19.01% to   17.15%
   2012............................ 1.15% to 2.70%   367,088 10.68 to  7.84  3,772   0.98%      16.26% to   14.44%
   2011............................ 1.15% to 2.70%   398,673  9.19 to  6.85  3,534   0.80%    (17.15)% to (18.45)%
   2010............................ 1.15% to 2.70%   367,286 11.09 to  8.40  3,938   0.72%      12.42% to   10.66%
   2009............................ 1.15% to 2.70%   303,930  9.86 to  7.59  2,905   1.79%      36.36% to   34.22%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2013............................ 1.15% to 2.70%   710,876 12.62 to 10.86  8,786   3.48%       2.65% to    1.05%
   2012............................ 1.15% to 2.70%   561,794 12.29 to 10.75  6,793   4.11%       6.09% to    4.42%
   2011............................ 1.15% to 1.95%   225,695 11.58 to 11.96  2,597   4.21%       1.37% to    0.55%
   2010............................ 1.15% to 1.95%   205,459 11.43 to 11.90  2,331   4.13%       7.87% to    6.99%
   2009............................ 1.15% to 2.70%   312,907 10.59 to  9.71  3,283   4.48%      42.65% to   40.42%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Service Shares
   2013............................ 1.15% to 1.65%    24,696 16.86 to 16.23    416   6.63%       5.50% to    4.97%
   2012............................ 1.15% to 1.65%    21,617 15.98 to 15.46    345   6.96%      12.98% to   12.42%
   2011............................ 1.15% to 1.65%    20,328 14.14 to 13.75    287   8.16%       3.72% to    3.20%
   2010............................ 1.15% to 1.35%    18,146 13.63 to 13.51    247   6.25%      13.07% to   12.84%
   2009(4)......................... 1.15% to 1.35%     6,507 12.06 to 11.97     78   0.00%      50.72% to   50.42%
 Federated Kaufmann Fund II --
   Service Shares
   2013............................ 1.15% to 1.95%    51,566 15.80 to 18.30    827   0.00%      38.07% to   36.95%
   2012............................ 1.15% to 1.95%    77,997 11.44 to 13.36    898   0.00%      15.66% to   14.72%
   2011............................ 1.15% to 2.70%   472,962  9.89 to  7.53  4,633   0.85%    (14.48)% to (15.82)%
   2010............................ 1.15% to 2.70%   439,502 11.57 to  8.94  5,052   0.00%      16.39% to   14.57%
   2009............................ 1.15% to 2.70%   226,286  9.94 to  7.81  2,224   0.00%      27.62% to   25.62%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Balanced Portfolio -- Service
   Class 2
   2013............................ 1.15% to 2.40%   252,156 15.54 to 12.28  3,715   1.36%      17.91% to   16.42%
   2012............................ 1.15% to 2.40%   251,876 13.18 to 10.55  3,172   1.61%      13.49% to   12.06%
   2011............................ 1.15% to 2.40%   273,542 11.61 to  9.42  2,985   1.38%     (4.93)% to  (6.13)%
   2010............................ 1.15% to 2.40%   293,848 12.21 to 10.03  3,393   1.72%      16.40% to   14.93%
   2009............................ 1.15% to 2.40%   243,178 10.49 to  8.73  2,462   1.83%      36.73% to   35.00%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2013............................ 1.15% to 2.70% 1,634,001 15.94 to 12.48 24,761   0.81%      29.45% to   27.42%
   2012............................ 1.15% to 2.70% 1,869,768 12.31 to  9.79 21,920   1.17%      14.80% to   13.00%
   2011............................ 1.15% to 1.85%   239,691 10.72 to 10.31  2,551   0.79%     (3.90)% to  (4.58)%
   2010............................ 1.15% to 1.85%   240,618 11.16 to 10.81  2,668   1.10%      15.58% to   14.77%
   2009............................ 1.15% to 2.40%   165,915  9.65 to  8.12  1,589   1.40%      33.91% to   32.22%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- ------------------
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2013.......................... 1.15% to 1.65%     10,650 16.69 to 16.06     171   0.11%     36.66% to  35.97%
   2012.......................... 1.15% to 1.65%     17,030 12.21 to 11.81     201   0.49%     20.84% to  20.23%
   2011.......................... 1.15% to 1.65%     19,107 10.10 to  9.83     188   0.00%    (3.88)% to (4.37)%
   2010.......................... 1.65% to 1.65%     19,153 10.27 to 10.27     197   0.22%     16.04% to  16.04%
   2009 (4)...................... 1.65% to 1.65%     22,125  8.85 to  8.85     196   0.02%     33.55% to  33.55%
 VIP Equity-Income Portfolio --
   Service Class 2
   2013.......................... 1.15% to 2.70%  1,016,879 13.91 to 10.22  13,532   2.26%     26.36% to  24.38%
   2012.......................... 1.15% to 2.70%  1,174,202 11.01 to  8.22  12,387   3.05%     15.70% to  13.89%
   2011.......................... 1.15% to 1.65%     22,738  9.52 to  9.25     214   2.60%    (0.50)% to (1.00)%
   2010.......................... 1.15% to 1.65%     18,818  9.56 to  9.35     179   1.55%     13.60% to  13.02%
   2009.......................... 1.15% to 2.40%     22,525  8.42 to  6.64     188   2.74%     28.39% to  26.77%
 VIP FundsManager(R) 50%
   Portfolio -- Service Class 2
   2013.......................... 1.15% to 1.95%  3,856,439 11.91 to 11.72  45,522   0.80%     13.34% to  12.43%
   2012 (4)...................... 1.15% to 1.95%  4,497,267 10.51 to 10.43  47,051   1.14%      5.47% to   4.62%
 VIP FundsManager(R) 60%
   Portfolio -- Service Class 2
   2013.......................... 1.15% to 1.95% 13,025,411 12.38 to 12.19 160,004   1.01%     17.03% to  16.08%
   2012 (4)...................... 1.15% to 1.95% 13,758,319 10.58 to 10.50 145,031   1.26%      6.28% to   5.43%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2013.......................... 1.15% to 1.35%     13,564 15.65 to 15.41     212   2.96%     31.72% to  31.45%
   2012.......................... 1.15% to 1.35%      6,122 11.88 to 11.72      73   1.92%     16.88% to  16.65%
   2011.......................... 1.15% to 1.35%      6,031 10.16 to 10.05      61   1.60%      0.20% to (0.01)%
   2010.......................... 1.15% to 1.15%      5,619 10.14 to 10.14      57   0.41%     13.23% to  13.23%
   2009.......................... 1.15% to 1.15%      5,141  8.96 to  8.96      46   1.08%     25.55% to  25.55%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2013.......................... 1.15% to 2.70%    336,951 14.63 to 14.19   4,896   0.04%     35.96% to  33.83%
   2012 (4)...................... 1.15% to 2.70%    422,206 10.76 to 10.60   4,528   0.15%      8.21% to   6.52%
 VIP Growth Portfolio -- Service
   Class 2
   2013.......................... 1.15% to 1.65%     20,672 16.36 to 15.75     338   0.05%     34.44% to  33.76%
   2012.......................... 1.15% to 1.65%     23,390 12.17 to 11.78     284   0.36%     13.08% to  12.51%
   2011.......................... 1.15% to 1.65%      9,083 10.76 to 10.47      97   0.13%    (1.18)% to (1.68)%
   2010.......................... 1.15% to 1.65%      7,608 10.89 to 10.65      83   0.03%     22.44% to  21.82%
   2009.......................... 1.15% to 1.65%      7,712  8.90 to  8.74      68   0.21%     26.49% to  25.85%
 VIP Growth Stock Portfolio --
   Service Class 2
   2013.......................... 1.15% to 2.70%    380,602 14.53 to 14.09   5,491   0.29%     33.06% to  30.98%
   2012 (4)...................... 1.15% to 2.70%    419,988 10.92 to 10.76   4,570   0.64%      9.90% to   8.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2013............................ 1.15% to 2.70% 1,114,446 12.55 to 11.29 13,354    2.05%    (3.19)% to  (4.71)%
   2012............................ 1.15% to 2.70% 1,203,670 12.96 to 11.85 14,939    2.25%      4.38% to    2.75%
   2011............................ 1.15% to 1.85%    53,478 12.41 to 12.01    660    2.93%      5.81% to    5.06%
   2010............................ 1.15% to 1.85%    59,451 11.73 to 11.43    694    2.59%      6.31% to    5.56%
   2009............................ 1.15% to 2.40%    67,752 11.04 to 10.67    742    7.15%     14.14% to   12.70%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2013............................ 1.15% to 2.70%   789,396 17.50 to 13.46 13,410    0.27%     34.31% to   32.20%
   2012............................ 1.15% to 2.70%   905,166 13.03 to 10.18 11,500    0.41%     13.24% to   11.46%
   2011............................ 1.15% to 1.95%   218,665 11.51 to 12.92  2,499    0.02%   (11.88)% to (12.59)%
   2010............................ 1.15% to 1.95%   209,463 13.06 to 14.78  2,739    0.17%     27.09% to   26.07%
   2009............................ 1.15% to 2.40%    69,626 10.27 to  8.49    713    0.62%     38.15% to   36.40%
 VIP Value Strategies Portfolio --
   Service Class 2
   2013............................ 1.15% to 1.65%    16,034 16.09 to 15.49    257    0.70%     28.69% to   28.04%
   2012............................ 1.15% to 1.15%    14,408 12.51 to 12.51    180    0.38%     25.60% to   25.60%
   2011............................ 1.15% to 1.15%    14,544  9.96 to  9.96    145    0.76%   (10.08)% to (10.08)%
   2010............................ 1.15% to 1.15%    13,681 11.07 to 11.07    152    0.26%     24.89% to   24.89%
   2009............................ 1.15% to 1.15%    16,949  8.87 to  8.87    150    0.42%     55.35% to   55.35%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2013............................ 1.15% to 2.70% 1,417,749 15.20 to 11.53 19,943    6.35%     12.63% to   10.87%
   2012............................ 1.15% to 2.70% 1,538,010 13.50 to 10.40 19,295    6.45%     11.35% to    9.60%
   2011............................ 1.15% to 2.70% 1,699,307 12.12 to  9.49 19,250    5.74%      1.21% to  (0.37)%
   2010............................ 1.15% to 2.70% 1,928,487 11.97 to  9.52 21,662    6.67%     11.38% to    9.63%
   2009............................ 1.15% to 2.70% 2,104,428 10.75 to  8.68 21,371    8.17%     34.04% to   31.94%
 Franklin Templeton VIP Founding
   Funds Allocation Fund --
   Class 2 Shares
   2013............................ 1.15% to 2.70%   691,131 11.99 to 10.81  7,946   11.71%     22.35% to   20.43%
   2012............................ 1.15% to 2.70%   742,271  9.80 to  8.97  7,010    2.74%     14.00% to   12.21%
   2011............................ 1.15% to 2.70%   793,676  8.60 to  8.00  6,618    0.02%    (2.67)% to  (4.20)%
   2010............................ 1.15% to 2.70%   839,663  8.83 to  8.35  7,238    2.07%      8.99% to    7.28%
   2009............................ 1.15% to 2.70%   922,700  8.10 to  7.78  7,353    2.56%     28.75% to   26.74%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2013............................ 1.15% to 1.95%   233,094 13.89 to 17.46  3,251    2.08%     26.79% to   25.76%
   2012............................ 1.15% to 1.95%   238,138 10.95 to 13.88  2,626    1.82%     12.92% to   12.01%
   2011............................ 1.15% to 2.70%   692,699  9.70 to  7.47  6,660    2.40%    (2.18)% to  (3.71)%
   2010............................ 1.15% to 2.70%   709,220  9.92 to  7.76  6,968    1.51%      9.92% to    8.19%
   2009............................ 1.15% to 2.70%   737,126  9.02 to  7.17  6,546    1.82%     24.60% to   22.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)   TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- ------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2013........................... 1.15% to 1.65%     46,351 13.18 to 12.68     608   2.76%     29.32% to  28.66%
   2012........................... 1.15% to 1.65%     60,166 10.19 to  9.86     610   2.05%     19.67% to  19.06%
   2011........................... 1.15% to 1.65%     64,522  8.51 to  8.28     547   1.37%    (8.04)% to (8.51)%
   2010........................... 1.15% to 1.65%     68,850  9.26 to  9.05     635   1.48%      6.16% to   5.62%
   2009........................... 1.15% to 1.65%     48,606  8.72 to  8.57     423   3.46%     29.60% to  28.94%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2013........................... 1.15% to 1.35%      6,277 16.23 to 15.99     101   0.92%     31.55% to  31.29%
   2012........................... 1.15% to 1.35%      6,719 12.34 to 12.18      82   1.21%     12.10% to  11.88%
   2011........................... 1.15% to 2.70%          0 11.01 to  8.64       0   0.00%    (4.25)% to (2.73)%
   2010........................... 1.15% to 2.70%          0 11.32 to 11.06       0   0.00%     10.29% to   9.73%
   2009........................... 1.15% to 1.65%      2,285 10.26 to 10.08      23   1.11%     23.96% to  23.33%
 Income Fund -- Class 1 Shares
   2013........................... 1.75% to 1.75%        772 11.86 to 11.86       9   2.66%    (3.07)% to (3.07)%
   2012........................... 1.35% to 1.75%      9,482 12.57 to 12.24     119   2.33%      4.26% to   3.84%
   2011........................... 1.35% to 1.75%     12,823 12.05 to 11.78     154   4.19%      5.76% to   5.33%
   2010........................... 1.35% to 1.75%     13,325 11.40 to 11.19     151   3.35%      6.11% to   5.68%
   2009........................... 1.15% to 1.75%     14,110 10.82 to 10.59     151   4.31%      6.64% to   6.00%
 Real Estate Securities Fund --
   Class 1 Shares
   2013........................... 1.15% to 2.70%    409,525 14.20 to 11.28   5,975   1.99%      1.42% to (0.17)%
   2012........................... 1.15% to 2.70%    201,695 14.00 to 11.30   2,973   1.92%     15.44% to  13.63%
   2011........................... 1.15% to 2.70%    212,393 12.13 to  9.95   2,706   1.27%      8.59% to   6.90%
   2010........................... 1.15% to 2.70%    230,400 11.17 to  9.30   2,691   2.36%     27.46% to  25.47%
   2009........................... 1.15% to 2.70%    179,540  8.76 to  7.42   1,609   6.67%     34.21% to  32.10%
 S&P 500(R) Index Fund
   2013........................... 1.15% to 2.15%     78,378 15.51 to 12.18   1,197   1.77%     30.46% to  29.14%
   2012........................... 1.15% to 2.15%     91,264 11.89 to  9.43   1,067   2.39%     14.36% to  13.20%
   2011........................... 1.15% to 2.15%     43,291 10.40 to  8.33     438   0.99%      0.54% to (0.48)%
   2010........................... 1.15% to 2.15%    101,751 10.34 to  8.37   1,040   1.79%     13.52% to  12.37%
   2009........................... 1.15% to 2.40%    112,354  9.11 to  7.40   1,014   2.70%     24.85% to  23.27%
 Small-Cap Equity Fund -- Class 1
   Shares
   2013........................... 1.15% to 1.35%     10,356 17.80 to 17.53     183   0.00%     35.31% to  35.04%
   2012........................... 1.15% to 1.35%      5,999 13.16 to 12.98      79   0.01%     13.25% to  13.02%
   2011........................... 1.15% to 1.35%      6,091 11.62 to 11.49      71   0.00%      1.95% to   1.74%
   2010........................... 1.15% to 1.35%     16,446 11.40 to 11.29     187   0.18%     26.01% to  25.75%
   2009........................... 1.15% to 1.35%     16,086  9.04 to  8.98     145   0.00%     29.38% to  29.12%
 Total Return Fund -- Class 3
   Shares
   2013........................... 1.00% to 2.70% 20,474,868 13.17 to 10.26 258,819   1.28%     13.50% to  11.55%
   2012........................... 1.00% to 2.70% 21,241,619 11.60 to  9.20 238,059   1.35%     11.13% to   9.21%
   2011........................... 1.00% to 2.70% 22,167,355 10.44 to  8.42 225,119   1.54%    (4.07)% to (5.71)%
   2010........................... 1.00% to 2.70% 20,313,294 10.88 to  8.93 215,774   1.86%      8.27% to   6.41%
   2009........................... 1.00% to 2.70%  7,763,389 10.05 to  8.39  74,458   1.69%     19.36% to  17.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                         EXPENSE AS A                          NET   INVESTMENT
                                         % OF AVERAGE                         ASSETS   INCOME
                                        NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                        -------------- ------- -------------- ------ ---------- ------------------
 U.S. Equity Fund -- Class 1 Shares
   2013................................ 1.15% to 1.35%   7,196 15.79 to 15.55   113    0.97%     32.37% to  32.10%
   2012................................ 1.15% to 1.35%   8,052 11.93 to 11.77    95    1.32%     14.46% to  14.24%
   2011................................ 1.15% to 1.35%   8,352 10.42 to 10.30    87    0.78%    (4.02)% to (4.22)%
   2010................................ 1.15% to 1.35%   8,402 10.86 to 10.76    91    1.38%      9.00% to   8.78%
   2009................................ 1.15% to 1.35%   7,798  9.96 to  9.89    78    1.07%     30.11% to  29.85%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Money Market Fund --
   Service Shares
   2013................................ 1.15% to 2.40% 929,271  9.84 to  9.66 9,102    0.01%    (1.14)% to (2.39)%
   2012 (4)............................ 1.15% to 1.90% 659,210  9.95 to  9.92 6,552    0.00%    (1.14)% to (1.88)%
Janus Aspen Series
 Balanced Portfolio -- Service Shares
   2013................................ 1.15% to 2.40% 538,927 17.57 to 13.98 8,871    1.36%     18.43% to  16.93%
   2012................................ 1.15% to 2.40% 539,306 14.84 to 11.96 7,525    2.55%     12.06% to  10.65%
   2011................................ 1.15% to 2.50% 544,418 13.24 to 10.76 6,802    2.16%      0.19% to (1.17)%
   2010................................ 1.15% to 2.50% 570,123 13.21 to 10.88 7,134    2.58%      6.88% to   5.42%
   2009................................ 1.15% to 2.50% 464,612 12.36 to 10.33 5,406    3.02%     24.14% to  22.44%
 Forty Portfolio -- Service Shares
   2013................................ 1.15% to 2.70% 340,043 18.84 to 13.90 6,004    0.56%     29.38% to  27.35%
   2012................................ 1.15% to 2.70% 446,997 14.56 to 10.92 6,133    0.58%     22.43% to  20.51%
   2011................................ 1.15% to 2.70% 432,187 11.89 to  9.06 4,880    0.26%    (8.01)% to (9.45)%
   2010................................ 1.15% to 2.70% 440,665 12.93 to 10.00 5,434    0.23%      5.26% to   3.61%
   2009................................ 1.15% to 2.70% 628,284 12.28 to  9.66 7,314    0.01%     44.34% to  42.07%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2013................................ 1.15% to 1.15%   8,180 18.01 to 18.01   147    0.05%     45.68% to  45.68%
   2012................................ 1.15% to 1.15%   7,043 12.36 to 12.36    87    0.15%     17.09% to  17.09%
   2011................................ 1.15% to 1.65%   7,986 10.56 to 10.26    84    0.00%      0.99% to   0.48%
   2010................................ 1.15% to 1.65%   8,029 10.45 to 10.22    84    0.00%     23.28% to  22.66%
   2009................................ 1.15% to 1.65%   4,718  8.48 to  8.33    40    0.00%     32.65% to  31.98%
 ClearBridge Variable All Cap Value
   Portfolio -- Class I
   2013................................ 1.15% to 1.15%     972 12.11 to 12.11    12    1.39%     30.65% to  30.65%
   2012................................ 1.15% to 1.15%   1,008  9.27 to  9.27     9    0.88%     13.65% to  13.65%
   2011................................ 1.15% to 1.15%   4,281  8.16 to  8.16    35    1.26%    (7.27)% to (7.27)%
   2010................................ 1.15% to 1.15%   4,694  8.80 to  8.80    41    1.76%     15.26% to  15.26%
   2009................................ 1.15% to 1.15%   4,772  7.63 to  7.63    36    1.40%     27.87% to  27.87%
 ClearBridge Variable Equity Income
   Portfolio -- Class II
   2013................................ 1.80% to 1.80%     804 12.36 to 12.36    10    1.48%     23.42% to  23.42%
   2012................................ 1.80% to 1.80%     945 10.01 to 10.01     9    2.72%     12.02% to  12.02%
   2011................................ 1.80% to 1.80%   1,056  8.94 to  8.94     9    3.01%      5.78% to   5.78%
   2010................................ 1.80% to 1.80%   1,244  8.45 to  8.45    10    3.73%     10.10% to  10.10%
   2009................................ 1.80% to 1.80%   1,369  7.67 to  7.67    10    3.07%     20.43% to  20.43%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                            EXPENSE AS A                          NET   INVESTMENT
                                            % OF AVERAGE                         ASSETS   INCOME
                                           NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)   TOTAL RETURN (3)
                                           -------------- ------- -------------- ------ ---------- ------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2013................................... 1.15% to 1.15%     808 16.75 to 16.75    14    0.42%     28.56% to  28.56%
   2012................................... 1.15% to 1.15%     810 13.03 to 13.03    11    0.22%     15.33% to  15.33%
   2011 (4)............................... 1.15% to 1.15%     812 11.29 to 11.29     9    0.26%    (0.78)% to (0.78)%
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2013................................... 1.15% to 1.15%     521 16.43 to 16.43     9    0.96%     30.22% to  30.22%
   2012................................... 1.15% to 1.15%     535 12.62 to 12.62     7    0.73%     17.46% to  17.46%
   2011................................... 1.15% to 1.15%     540 10.74 to 10.74     6    0.77%    (3.54)% to (3.54)%
   2010................................... 1.15% to 1.15%     533 11.14 to 11.14     6    0.98%      9.61% to   9.61%
   2009................................... 1.15% to 1.15%     523 10.16 to 10.16     5    1.33%     25.10% to  25.10%
 MFS(R) Total Return Series -- Service
   Class Shares
   2013................................... 1.15% to 2.40% 317,454 14.22 to 11.30 4,296    1.63%     17.37% to  15.89%
   2012................................... 1.15% to 2.40% 307,871 12.12 to  9.75 3,556    2.46%      9.65% to   8.27%
   2011................................... 1.15% to 2.40% 406,562 11.05 to  9.00 4,336    2.35%      0.42% to (0.85)%
   2010................................... 1.15% to 2.40% 421,276 11.01 to  9.08 4,478    2.44%      8.37% to   7.00%
   2009................................... 1.15% to 2.40% 320,833 10.16 to  8.49 3,126    2.84%     16.37% to  14.90%
 MFS(R) Utilities Series -- Service Class
   Shares
   2013................................... 1.15% to 1.65%  19,901 19.80 to 19.06   392    2.14%     18.83% to  18.23%
   2012................................... 1.15% to 1.65%  30,114 16.66 to 16.12   494    6.11%     11.90% to  11.34%
   2011................................... 1.15% to 1.65%  34,588 14.89 to 14.48   509    3.01%      5.28% to   4.75%
   2010................................... 1.15% to 1.65%  43,121 14.14 to 13.82   604    2.90%     12.21% to  11.64%
   2009................................... 1.15% to 1.65%  18,620 12.60 to 12.38   234    3.83%     31.34% to  30.68%
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2013................................... 1.15% to 1.85%  29,902 14.26 to 13.52   424    0.76%     27.94% to  27.04%
   2012................................... 1.15% to 1.85%  25,832 11.14 to 10.64   286    0.39%     12.49% to  11.70%
   2011................................... 1.15% to 1.85%  26,415  9.91 to  9.53   260    0.13%    (2.51)% to (3.19)%
   2010................................... 1.15% to 1.85%  35,332 10.16 to  9.84   358    0.00%      7.89% to   7.13%
   2009................................... 1.15% to 1.85%  26,861  9.42 to  9.19   252    0.01%     42.49% to  41.49%
 Oppenheimer Capital Income Fund/
   VA -- Service Shares
   2013................................... 1.15% to 2.40%  73,669 10.43 to  8.23   698    2.15%     11.54% to  10.13%
   2012................................... 1.15% to 2.40%  76,262  9.35 to  7.47   652    1.19%     10.81% to   9.41%
   2011................................... 1.15% to 2.40%  74,889  8.44 to  6.83   578    2.06%    (0.77)% to (2.02)%
   2010................................... 1.15% to 2.40%  79,458  8.51 to  6.97   621    1.09%     11.38% to   9.97%
   2009................................... 1.15% to 2.40%  78,984  7.64 to  6.34   554    0.00%     20.20% to  18.68%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                  EXPENSE AS A                            NET   INVESTMENT
                                  % OF AVERAGE                           ASSETS   INCOME
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                 -------------- --------- -------------- ------ ---------- --------------------
 Oppenheimer Global Fund/VA --
   Service Shares
   2013......................... 1.15% to 2.70%   467,319 15.32 to 12.09  7,148   1.19%      25.53% to   23.56%
   2012......................... 1.15% to 2.70%   474,739 12.20 to  9.78  5,800   1.96%      19.55% to   17.68%
   2011......................... 1.15% to 2.70%   550,183 10.21 to  8.31  5,636   1.04%     (9.58)% to (10.99)%
   2010......................... 1.15% to 2.70%   506,476 11.29 to  9.34  5,751   1.14%      14.37% to   12.58%
   2009......................... 1.15% to 2.70%   394,485  9.87 to  8.30  3,911   1.63%      37.75% to   35.59%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2013......................... 1.15% to 2.70%   718,654 15.12 to 12.51 10,928   0.85%      29.93% to   27.89%
   2012......................... 1.15% to 2.70%   817,657 11.63 to  9.78  9,616   0.63%      15.26% to   13.45%
   2011......................... 1.15% to 2.70% 1,605,768 10.09 to  8.62 16,384   0.58%     (1.46)% to  (3.00)%
   2010......................... 1.15% to 2.70% 1,661,269 10.24 to  8.89 17,254   0.89%      14.49% to   12.70%
   2009......................... 1.15% to 2.70%   913,717  8.95 to  7.89  8,298   1.34%      26.52% to   24.54%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA -- Service
   Shares
   2013......................... 1.15% to 2.70%   647,359 16.91 to 12.87 10,738   0.70%      39.01% to   36.83%
   2012......................... 1.15% to 2.70%   775,088 12.17 to  9.40  9,270   0.33%      16.31% to   14.49%
   2011......................... 1.15% to 2.70%   849,653 10.46 to  8.21  8,760   0.39%     (3.50)% to  (5.01)%
   2010......................... 1.15% to 2.70%   869,865 10.84 to  8.65  9,322   0.14%      21.64% to   19.74%
   2009......................... 1.15% to 2.70%   166,384  8.91 to  7.22  1,475   0.59%      35.31% to   33.19%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2013......................... 1.15% to 1.85%    31,126 14.31 to 13.57    442   4.47%     (1.04)% to  (1.74)%
   2012......................... 1.15% to 1.85%    31,202 14.46 to 13.81    448   4.91%      13.48% to   12.68%
   2011......................... 1.15% to 1.85%    30,256 12.74 to 12.25    383   7.33%       0.76% to    0.04%
   2010......................... 1.15% to 1.35%    29,966 12.65 to 12.53    378   5.69%      11.71% to   11.48%
   2009......................... 1.15% to 1.65%    15,496 11.32 to 11.12    175   7.33%      20.03% to   19.42%
 High Yield Portfolio --
   Administrative Class Shares
   2013......................... 1.15% to 2.70%   326,041 15.74 to 12.91  5,037   5.45%       4.52% to    2.88%
   2012......................... 1.15% to 2.70%   359,601 15.06 to 12.55  5,335   5.78%      12.98% to   11.21%
   2011......................... 1.15% to 2.70%   458,388 13.33 to 11.28  6,020   6.96%       2.15% to    0.56%
   2010......................... 1.15% to 2.70%   445,951 13.05 to 11.22  5,750   7.17%      13.15% to   11.38%
   2009......................... 1.15% to 2.70%   274,164 11.53 to 10.07  3,126   7.94%      38.65% to   36.48%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2013......................... 1.15% to 2.15%    85,242 15.67 to 13.55  1,233   2.37%    (13.95)% to (14.82)%
   2012......................... 1.15% to 2.15%    86,838 18.21 to 15.91  1,471   2.15%       3.23% to    2.18%
   2011......................... 1.15% to 2.15%    80,470 17.64 to 15.57  1,314   2.75%      26.37% to   25.10%
   2010......................... 1.15% to 2.15%    82,898 13.96 to 12.45  1,099   3.75%     10.32% to     9.21%
   2009......................... 1.15% to 2.70%   246,294 12.65 to 11.23  2,982   3.55%     (5.49)% to  (6.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Low Duration Portfolio --
   Administrative Class Shares
   2013............................ 1.15% to 2.70% 1,796,865 12.92 to 11.18 22,195   1.45%     (1.28)% to  (2.83)%
   2012............................ 1.15% to 2.70% 1,734,145 13.09 to 11.51 21,745   1.92%       4.63% to    2.99%
   2011............................ 1.15% to 2.70% 1,877,932 12.51 to 11.17 22,589   1.68%     (0.05)% to  (1.61)%
   2010............................ 1.15% to 2.70% 1,875,993 12.52 to 11.36 22,669   1.63%       4.08% to    2.45%
   2009............................ 1.15% to 2.70% 1,812,717 12.03 to 11.09 21,088   3.14%      12.02% to   10.26%
 Total Return Portfolio --
   Administrative Class Shares
   2013............................ 1.15% to 2.70% 1,840,619 15.05 to 12.81 26,043   2.20%     (3.09)% to  (4.61)%
   2012............................ 1.15% to 2.70% 1,914,985 15.52 to 13.43 27,947   2.57%       8.32% to    6.63%
   2011............................ 1.15% to 2.70% 2,017,412 14.33 to 12.60 27,247   2.63%       2.42% to    0.82%
   2010............................ 1.15% to 2.70% 2,023,143 13.99 to 12.50 26,745   2.40%       6.86% to    5.19%
   2009............................ 1.15% to 2.70%   854,247 13.09 to 11.88 10,765   4.61%      12.73% to   10.96%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2013............................ 1.15% to 1.75%    22,862 16.17 to 15.44    365   0.00%      27.86% to   27.09%
   2012............................ 1.15% to 1.75%    25,675 12.64 to 12.15    321   0.00%       9.34% to    8.67%
   2011............................ 1.15% to 1.75%    29,676 11.56 to 11.18    340   0.00%     (5.60)% to  (6.17)%
   2010............................ 1.15% to 1.75%    29,577 12.25 to 11.92    360   0.00%       6.13% to    5.49%
   2009............................ 1.15% to 2.40%    31,984 11.54 to  9.31    366   0.00%      55.59% to   53.63%
 Jennison Portfolio -- Class II
   Shares
   2013............................ 1.15% to 1.15%       368 17.74 to 17.74      7   0.00%      35.53% to   35.53%
   2012............................ 1.15% to 1.15%     4,043 13.09 to 13.09     53   0.00%      14.39% to   14.39%
   2011............................ 1.15% to 1.15%     4,070 11.44 to 11.44     47   0.00%     (1.23)% to  (1.23)%
   2010............................ 1.15% to 1.15%     3,726 11.59 to 11.59     43   0.02%      10.17% to   10.17%
   2009............................ 1.15% to 1.15%         0 10.52 to 10.52      0   0.00%      40.95% to   40.95%
 Natural Resources Portfolio --
   Class II Shares
   2013............................ 1.15% to 2.70%   295,778 13.85 to  9.90  3,829   0.00%       8.50% to    6.79%
   2012............................ 1.15% to 2.70%   389,870 12.77 to  9.27  4,714   0.00%     (4.04)% to  (5.54)%
   2011............................ 1.15% to 1.95%   351,349 13.31 to 11.79  4,424   0.00%    (20.28)% to (20.92)%
   2010............................ 1.15% to 1.95%   312,340 16.69 to 14.91  4,963   0.08%      26.02% to   25.00%
   2009............................ 1.15% to 2.70%   220,514 13.24 to 10.08  2,800   0.18%      74.38% to   71.65%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT
   Omega Growth Fund -- Class 2
   2013............................ 1.15% to 1.35%    10,290 19.40 to 19.26    199   0.12%      38.27% to   37.99%
   2012............................ 1.15% to 1.35%     6,612 14.03 to 13.96     93   0.00%      19.00% to   18.76%
   2011............................ 1.15% to 1.35%     2,746 11.79 to 11.75     32   0.00%     (6.63)% to  (6.81)%
   2010 (4)........................ 1.15% to 1.35%     1,079 12.62 to 12.61     14   0.00%      65.42% to   65.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

                               December 31, 2013

(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Annual Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2013 and 2012....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2013, 2012 and 2011............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2013,
     2012 and 2011.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2013,
     2012 and 2011.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 11, 2014

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2013       2012
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,602.5  $13,626.4
       Equity securities available-for-sale, at fair value.................................      45.4       64.1
       Commercial mortgage loans...........................................................   1,543.7    1,639.1
       Restricted commercial mortgage loans related to securitization entity...............        --       64.5
       Policy loans........................................................................     499.3      509.1
       Other invested assets...............................................................     866.3    1,181.3
                                                                                            ---------  ---------
              Total investments............................................................  16,557.2   17,084.5
   Cash and cash equivalents...............................................................     328.0      822.1
   Accrued investment income...............................................................     127.1      131.0
   Deferred acquisition costs..............................................................   2,752.8    2,624.5
   Intangible assets.......................................................................     217.3      182.8
   Goodwill................................................................................     303.9      303.9
   Reinsurance recoverable.................................................................   7,722.4    7,893.0
   Other assets............................................................................     470.7      463.1
   Separate account assets.................................................................   9,264.5    9,060.4
                                                                                            ---------  ---------
              Total assets................................................................. $37,743.9  $38,565.3
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,504.7  $ 9,860.6
       Policyholder account balances.......................................................  10,441.7   10,477.0
       Liability for policy and contract claims............................................     247.6      233.1
       Unearned premiums...................................................................       9.9       11.1
       Other liabilities...................................................................     413.0      495.2
       Non-recourse funding obligations....................................................   2,226.3    2,254.2
       Borrowings related to securitization entity, at fair value..........................        --       64.6
       Deferred tax liability..............................................................   1,218.2    1,271.7
       Separate account liabilities........................................................   9,264.5    9,060.4
                                                                                            ---------  ---------
              Total liabilities............................................................  33,325.9   33,727.9
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,839.5    4,849.4
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     153.5      531.2
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................       0.9      (32.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     154.4      498.6
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      19.5       47.2
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     173.9      545.8
       Retained deficit....................................................................    (621.0)    (583.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,418.0    4,837.4
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $37,743.9  $38,565.3
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2013      2012      2011
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  602.7  $  472.8  $  837.8
Net investment income.......................................................    691.8     693.9     725.6
Net investment gains (losses)...............................................    (78.1)    (86.9)   (182.0)
Policy fees and other income................................................    851.4     853.5     764.9
                                                                             --------  --------  --------
   Total revenues...........................................................  2,067.8   1,933.3   2,146.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,026.3   1,028.0   1,196.6
Interest credited...........................................................    302.9     305.7     299.7
Acquisition and operating expenses, net of deferrals........................    268.7     266.3     295.8
Amortization of deferred acquisition costs and intangibles..................    186.1     335.6     183.8
Goodwill impairment.........................................................       --     147.0        --
Interest expense............................................................    103.6      87.1     111.7
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,887.6   2,169.7   2,087.6
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    180.2    (236.4)     58.7
Provision (benefit) for income taxes........................................     53.4     (59.4)      4.6
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................    126.8    (177.0)     54.1
Equity in net income (loss) of unconsolidated subsidiary....................     35.6      45.5      (7.5)
                                                                             --------  --------  --------
Net income (loss)........................................................... $  162.4  $ (131.5) $   46.6
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $   (2.4) $  (24.0) $  (43.5)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................     (3.8)    (25.0)     (6.0)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................     (6.2)    (49.0)    (49.5)
Other investment gains (losses).............................................    (71.9)    (37.9)   (132.5)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (78.1) $  (86.9) $ (182.0)
                                                                             ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                  2013     2012    2011
                                                                                -------  -------  ------
Net income (loss).............................................................. $ 162.4  $(131.5) $ 46.6
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................  (377.7)   260.4   335.1
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    33.5     48.0    (7.0)
   Derivatives qualifying as hedges............................................   (27.7)    (4.6)   35.0
                                                                                -------  -------  ------
   Total other comprehensive income (loss).....................................  (371.9)   303.8   363.1
                                                                                -------  -------  ------
Total comprehensive income (loss).............................................. $(209.5) $ 172.3  $409.7
                                                                                =======  =======  ======




          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2010.................... $25.6   $4,702.3     $(121.1)   $(370.5)   $4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012....................  25.6    4,849.4       545.8     (583.4)    4,837.4
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --      162.4       162.4
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --      (377.7)        --      (377.7)
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        33.5         --        33.5
   Derivatives qualifying as hedges.................    --         --       (27.7)        --       (27.7)
                                                                                                --------
Total comprehensive income (loss)...................                                              (209.5)
Dividends...........................................    --         --          --     (200.0)     (200.0)
Other transactions with former parent...............    --      (11.1)         --         --       (11.1)
Other transactions with stockholder.................    --        1.2          --         --         1.2
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2013.................... $25.6   $4,839.5     $ 173.9    $(621.0)   $4,418.0
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2013       2012       2011
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $   162.4  $  (131.5) $    46.6
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................      (7.9)     (13.6)       9.8
       Equity in net (income) loss of unconsolidated subsidiary............     (35.6)     (45.5)       7.5
       Net investment losses (gains).......................................      78.1       86.9      182.0
       Charges assessed to policyholders...................................    (726.5)    (729.2)    (617.0)
       Acquisition costs deferred..........................................    (180.6)    (347.9)    (295.7)
       Amortization of deferred acquisition costs and intangibles..........     186.1      335.6      183.8
       Goodwill impairment.................................................        --      147.0         --
       Deferred income taxes...............................................      90.5      284.8      203.2
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (83.6)     (62.5)      29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (21.1)     (18.4)     106.2
       Insurance reserves..................................................     400.1      372.1      633.1
       Other liabilities and other policy-related balances.................      (0.9)      68.3     (170.8)
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................    (139.0)     (53.9)     318.6
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,271.2    1,987.7    1,683.5
       Commercial mortgage loans...........................................     297.6      367.1      352.3
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      16.6       18.9       26.0
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,111.4    1,589.5    1,223.7
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,958.6)  (2,770.1)  (2,543.4)
       Commercial mortgage loans...........................................    (236.8)    (171.6)     (66.8)
   Other invested assets, net..............................................      11.5       66.4      (20.5)
   Purchase of subsidiary, net of cash acquired............................        --      (27.9)        --
   Policy loans, net.......................................................        --         --        1.4
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................    (487.1)   1,060.0      656.2
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,903.8    1,638.6    1,374.2
   Withdrawals from universal life and investment contracts................  (1,466.9)  (1,338.5)  (1,941.5)
   Redemption of non-recourse funding obligations..........................     (27.9)  (1,276.8)      (6.0)
   Repayment of borrowings related to securitization entities..............     (64.6)     (21.9)     (26.3)
   Capital contribution from parent........................................        --       89.8         --
   Dividends paid..........................................................    (200.0)    (100.0)        --
   Other, net..............................................................     (12.4)      (5.6)     (33.5)
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................     132.0   (1,014.4)    (633.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................    (494.1)      (8.3)     341.7
Cash and cash equivalents at beginning of period...........................     822.1      830.4      488.7
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   328.0  $   822.1  $   830.4
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2013 and 2012, the carrying value of our investment in GLICNY was $495.0 million and $560.4 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. In 2013, Broad Street Real Estate Holding, LLC was merged into Newco. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to accept deposits on and service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies but we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid in such a manner that we would not recover a substantial portion of the initial investment, amortized cost of the security is adjusted to the amount that would have existed had the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 comprises financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2013 and 2012, the fair value of securities loaned under our securities lending program was $55.1 million and $45.6 million, respectively. As of December 31, 2013 and 2012, the fair value of collateral held under our securities lending program was $58.0 million and $48.2 million, respectively, and the offsetting obligation to return collateral of $58.0 million and $48.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2013 and 2012.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2013, 2012 and 2011, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   We recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, the Company elected to be included in a U.S. consolidated income tax return with its ultimate parent, Genworth as the common parent of the consolidated group (the "life/non-life consolidated return"). Prior to 2011, the Company was included in a U.S. consolidated income tax return with its immediate parent, GLIC as the common parent of the consolidated group (the "life/life consolidated return"). The tax sharing agreement previously applicable to the life/life consolidated return was

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

terminated with the filing of the life/non-life consolidated return and those entities adopted the Genworth tax sharing agreement (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement were settled with the Company after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   For certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   See note 15 for additional information related to this consolidated entity.

   (t) Accounting Changes

   Benchmarking Interest Rates Used When Applying Hedge Accounting

   On July 17, 2013, we adopted new accounting guidance to provide additional flexibility in the benchmark interest rates used when applying hedge accounting. The new guidance permits the use of the Federal Funds Effective Swap Rate as a benchmark interest rate for hedge accounting purposes and removes certain restrictions on being able to apply hedge accounting for similar hedges using different benchmark interest rates. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements.

   Offsetting Assets And Liabilities

   On January 1, 2013, we adopted new accounting guidance for disclosures about offsetting assets and liabilities. This guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Reclassification Of Items Out Of Accumulated Other Comprehensive Income

   On January 1, 2013, we adopted new accounting guidance related to the presentation of the reclassification of items out of accumulated other comprehensive income into net income. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances have positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   (u) Accounting Pronouncements Not Yet Adopted

   In January 2014, the FASB issued new accounting guidance related to the accounting for investments in affordable housing projects that qualify for the low-income housing tax credit. The new guidance permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects by amortizing the initial cost of the investment in proportion to the tax benefits received and recognize the net investment performance as a component of income tax expense (called the proportional amortization method) if certain conditions are met. The new guidance requires use of the equity method or cost method for investments in qualified affordable housing projects not accounted for using the proportional amortization method. This new guidance will be effective for us on January 1, 2015 with early adoption permitted. We have not yet determined whether this new guidance will have a material impact on our consolidated financial statements.

   In June 2013, the FASB issued new accounting guidance on the scope, measurement and disclosure requirements for investment companies. The new guidance clarifies the characteristics of an investment company, provides comprehensive guidance for assessing whether an entity is an investment company, requires investment companies to measure noncontrolling ownership interest in other investment companies at fair value rather than using the equity method of accounting and requires additional disclosures. These new requirements will be effective for us on January 1, 2014 and are not expected to have a material impact on our consolidated financial statements.

(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2013    2012    2011
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.7  $541.6  $571.2
Fixed maturity securities--non-taxable.....................................    0.7      --      --
Commercial mortgage loans..................................................   95.2   101.0   111.5
Restricted commercial mortgage loans related to securitization entity/(1)/.    6.0     7.3    10.4
Equity securities..........................................................    2.5     1.7     1.4
Other invested assets......................................................   32.6    28.9    19.0
Policy loans...............................................................   31.9    31.6    32.6
Cash, cash equivalents and short-term investments..........................    0.5     0.2     0.9
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  711.1   712.3   747.0
Expenses and fees..........................................................  (19.3)  (18.4)  (21.4)
                                                                            ------  ------  ------
   Net investment income................................................... $691.8  $693.9  $725.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2013    2012     2011
---------------------                                                            ------  ------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 56.5  $ 46.9  $  31.6
   Realized losses..............................................................  (64.1)  (42.0)   (47.7)
                                                                                 ------  ------  -------
   Net realized gains (losses) on available-for-sale securities.................   (7.6)    4.9    (16.1)
                                                                                 ------  ------  -------
Impairments:
   Total other-than-temporary impairments.......................................   (2.4)  (24.0)   (43.5)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................   (3.8)  (25.0)    (6.0)
                                                                                 ------  ------  -------
   Net other-than-temporary impairments.........................................   (6.2)  (49.0)   (49.5)
                                                                                 ------  ------  -------
Derivative instruments/(1)/.....................................................  (27.5)  (45.9)  (148.1)
Commercial mortgage loans.......................................................    2.9     0.2      2.9
Trading securities..............................................................  (36.8)    4.0     28.6
Net gains related to securitization entity/(2)/.................................    0.1    (1.1)     0.2
Other...........................................................................   (3.0)     --       --
                                                                                 ------  ------  -------
   Net investment gains (losses)................................................ $(78.1) $(86.9) $(182.0)
                                                                                 ======  ======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2013, 2012 and 2011 was $548.5 million, $425.9 million and $607.1 million, respectively, which was approximately 90.1%, 92.7% and 93.7%, respectively, of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2013     2012    2011
---------------------                                                 -------  -------  ------
Beginning balance.................................................... $ 165.9  $ 301.3  $327.0
Additions:
   Other-than-temporary impairments not previously recognized........     2.1      7.0    12.4
   Increases related to other-than-temporary impairments previously
     recognized......................................................     2.6     24.1    34.8
Reductions:
   Securities sold, paid down or disposed............................  (148.2)  (166.5)  (72.9)
                                                                      -------  -------  ------
Ending balance....................................................... $  22.4  $ 165.9  $301.3
                                                                      =======  =======  ======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2013     2012      2011
---------------------                                    -------  --------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $ 405.5  $1,080.8  $ 503.5
   Equity securities....................................    (1.5)      1.5     (0.9)
   Investment in unconsolidated subsidiary..............    45.4     118.2     81.2
                                                         -------  --------  -------
       Subtotal.........................................   449.4   1,200.5    583.8
Adjustments to DAC, PVFP and benefit reserves...........  (235.6)   (493.5)  (334.0)
Income taxes, net.......................................   (59.4)   (208.4)   (59.6)
                                                         -------  --------  -------
Net unrealized investment gains (losses)................ $ 154.4  $  498.6  $ 190.2
                                                         =======  ========  =======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2013     2012     2011
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 498.6  $ 190.2  $(137.9)
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................  (764.9)   572.6    661.4
   Adjustment to DAC...........................................................    77.9    (34.2)   (82.7)
   Adjustment to PVFP..........................................................    74.4    (23.9)   (81.7)
   Adjustment to sales inducements.............................................     0.9     (0.4)      --
   Adjustment to benefit reserves..............................................   104.7   (101.0)   (87.1)
   Provision for income taxes..................................................   153.8   (133.3)  (124.4)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............  (353.2)   279.8    285.5
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(4.8), $(15.5) and $(23.0)..................................................     9.0     28.6     42.6
                                                                                -------  -------  -------
Ending balance................................................................. $ 154.4  $ 498.6  $ 190.2
                                                                                =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2013, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $   922.3     $ 70.3         $ --         $ (14.0)       $  --    $   978.6
   Tax-exempt.........................      46.6        0.4           --            (1.0)          --         46.0
   Government--non-U.S................     179.3       15.4           --            (1.2)          --        193.5
   U.S. corporate.....................   5,952.9      345.0           --           (97.2)          --      6,200.7
   Corporate--non-U.S.................   2,241.1      114.8           --           (39.3)          --      2,316.6
   Residential mortgage-backed........   1,519.3       75.2          2.4           (30.9)        (0.6)     1,565.4
   Commercial mortgage-backed.........     934.4       18.2          0.7           (27.2)        (0.5)       925.6
   Other asset-backed.................   1,401.1        4.6           --           (29.6)          --      1,376.1
                                       ---------     ------         ----         -------        -----    ---------
       Total fixed maturity
         securities...................  13,197.0      643.9          3.1          (240.4)        (1.1)    13,602.5
Equity securities.....................      46.9        2.7           --            (4.2)          --         45.4
                                       ---------     ------         ----         -------        -----    ---------
       Total available-for- sale
         securities................... $13,243.9     $646.6         $3.1         $(244.6)       $(1.1)   $13,647.9
                                       =========     ======         ====         =======        =====    =========

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                   GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                 --------------------------- --------------------------
                                       AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                        COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                    COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                  --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises...................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt.........................       1.7          --          --              --           --          1.7
   Government--non-U.S................     163.5        34.6          --              --           --        198.1
   U.S. corporate.....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S.................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed........   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed.........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed.................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                       ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities...................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities.....................      62.6         1.5          --              --           --         64.1
                                       ---------    --------        ----         -------       ------    ---------
       Total available-for- sale
         securities................... $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                       =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2013:

                                            LESS THAN 12 MONTHS            12 MONTHS OR MORE                    TOTAL
                                       ------------------------------ ----------------------------  --------------------
                                                  GROSS                        GROSS                           GROSS
                                        FAIR    UNREALIZED NUMBER OF  FAIR   UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)            VALUE     LOSSES   SECURITIES VALUE  LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------           -------- ---------- ---------- ------ ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government- sponsored
     enterprises...................... $  104.6  $  (7.8)      24     $ 15.9   $ (6.2)        3     $  120.5  $ (14.0)
    Tax-exempt........................     28.9     (1.0)       9         --       --        --         28.9     (1.0)
    Government--non-U.S...............     19.7     (1.0)       3        2.0     (0.2)        1         21.7     (1.2)
    U.S. corporate....................  1,337.2    (71.4)     312      180.7    (25.8)       38      1,517.9    (97.2)
    Corporate--non-U.S................    515.3    (30.0)      87       90.4     (9.3)       15        605.7    (39.3)
    Residential mortgage-
     backed...........................    343.5    (25.2)      67       74.4     (6.3)       46        417.9    (31.5)
    Commercial mortgage-
     backed...........................    367.0    (16.3)      51      187.8    (11.4)       49        554.8    (27.7)
    Other asset-backed................    688.4     (9.6)      72       82.1    (20.0)       10        770.5    (29.6)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Subtotal, fixed maturity
     securities.......................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)
Equity securities.....................     21.5     (4.2)       4         --       --        --         21.5     (4.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......... $3,376.5  $(152.6)     619     $554.9   $(43.5)      137     $3,931.4  $(196.1)
    20%-50% Below cost................     28.1     (9.7)       6       76.2    (33.1)       20        104.3    (42.8)
    (greater than)50% Below cost......       --       --       --        2.2     (2.6)        5          2.2     (2.6)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total fixed maturity
     securities.......................  3,404.6   (162.3)     625      633.3    (79.2)      162      4,037.9   (241.5)
                                       --------  -------      ---     ------   ------       ---     --------  -------
% Below cost--equity securities:
    (less than)20% Below cost.........     16.2     (2.8)       3         --       --        --         16.2     (2.8)
    20%-50% Below cost................      5.3     (1.4)       1         --       --        --          5.3     (1.4)
                                       --------  -------      ---     ------   ------       ---     --------  -------
    Total equity securities...........     21.5     (4.2)       4         --       --        --         21.5     (4.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======
Investment grade...................... $3,312.5  $(161.6)     591     $470.6   $(65.9)      110     $3,783.1  $(227.5)
Below investment grade/(3)/...........    113.6     (4.9)      38      162.7    (13.3)       52        276.3    (18.2)
                                       --------  -------      ---     ------   ------       ---     --------  -------
Total for securities in an unrealized
 loss position........................ $3,426.1  $(166.5)     629     $633.3   $(79.2)      162     $4,059.4  $(245.7)
                                       ========  =======      ===     ======   ======       ===     ========  =======

                                       ----------

                                       NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)           SECURITIES
----------------------------           ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. government, agencies
     and government- sponsored
     enterprises......................     27
    Tax-exempt........................      9
    Government--non-U.S...............      4
    U.S. corporate....................    350
    Corporate--non-U.S................    102
    Residential mortgage-
     backed...........................    113
    Commercial mortgage-
     backed...........................    100
    Other asset-backed................     82
                                          ---
    Subtotal, fixed maturity
     securities.......................    787
Equity securities.....................      4
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost.........    756
    20%-50% Below cost................     26
    (greater than)50% Below cost......      5
                                          ---
    Total fixed maturity
     securities.......................    787
                                          ---
% Below cost--equity securities:
    (less than)20% Below cost.........      3
    20%-50% Below cost................      1
                                          ---
    Total equity securities...........      4
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===
Investment grade......................    701
Below investment grade/(3)/...........     90
                                          ---
Total for securities in an unrealized
 loss position........................    791
                                          ===

--------
/(1)/Amounts included $1.0 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $1.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $1.0 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 4.6% as of December 31, 2013.

   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $43.5 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BBB+" and approximately 84.0% of the unrealized losses were related to investment grade securities as of December 31, 2013. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with structured securities and corporate securities in the utilities and energy and finance and insurance sectors. The average fair value percentage below cost for these securities was approximately 7.3% as of December 31, 2013. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2013:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises....................... $14.6   $ (6.0)      2.4%        1      $--     $--        -- %        --
   U.S. corporate......................  11.3     (3.7)      1.5         2       --      --         --         --
   Corporate--non-U.S..................   3.2     (1.0)      0.4         1       --      --         --         --
   Structured securities:
       Residential
         mortgage-backed...............   1.0     (0.6)      0.2         4       --      --         --         --
       Other asset-backed..............  36.1    (18.0)      7.3         3       --      --         --         --
                                        -----   ------      ----        --      ---     ---        ---         --
       Total structured securities.....  37.1    (18.6)      7.5         7       --      --         --         --
                                        -----   ------      ----        --      ---     ---        ---         --
Total.................................. $66.2   $(29.3)     11.8%       11      $--     $--        -- %        --
                                        =====   ======      ====        ==      ===     ===        ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                            BELOW INVESTMENT GRADE
                                 -----------------------------------------------------------------------------
                                               20% TO 50%                          GREATER THAN 50%
                                 -------------------------------------- --------------------------------------
                                                  % OF TOTAL                             % OF TOTAL
                                         GROSS      GROSS                       GROSS      GROSS
                                 FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)     VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------     ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed........ $ 1.3   $(0.5)      0.2%         6     $0.2    $(0.3)      0.1%        3
       Commercial mortgage-
         backed.................   8.7    (3.3)      1.3          3      0.5     (0.8)      0.3         1
       Other asset-backed.......    --      --        --         --      1.5     (1.5)      0.6         1
                                 -----   -----       ---         --     ----    -----       ---         -
       Total structured
         securities.............  10.0    (3.8)      1.5          9      2.2     (2.6)      1.0         5
                                 -----   -----       ---         --     ----    -----       ---         -
Total........................... $10.0   $(3.8)      1.5%         9     $2.2    $(2.6)      1.0%        5
                                 =====   =====       ===         ==     ====    =====       ===         =

   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   U. S. government, agencies and government-sponsored enterprises

   As indicated in the table above, $6.0 million of gross unrealized losses were related to a U.S. government, agencies and government-sponsored enterprises security that has been in a continuous loss position for more than 12 months and was greater than 20% below cost. The unrealized losses for the U.S. government, agencies and government-sponsored enterprises security represents a long-term, zero coupon Treasury bond. An increase in Treasury yields since the bond was purchased resulted in a decrease in the market value of this security. We expect that this security will accrete up to par value over time.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2013:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $10.8   $(3.5)      1.4%        2       $--     $--        -- %        --
   Industrial................   3.7    (1.2)      0.5         1        --      --         --         --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $14.5   $(4.7)      1.9%        3       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Of the total unrealized losses of $4.7 million for corporate fixed maturity securities presented in the tables above, $3.5 million, or 74.5%, related to issuers in the finance and insurance sector that were 24.3% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2013. The $3.5 million of unrealized losses related to the finance and insurance industry related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $25.0 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $0.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the portion of the other-than-temporary impairment recognized in OCI. The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2013.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                                        LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                                    ---------------------------- ------------------------------  ------------------------------
                                             GROSS                          GROSS                           GROSS
                                    FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
----------------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
    U.S. government,
     agencies and
     government-sponsored
     enterprises................... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
    U.S. corporate.................  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
    Corporate--non-U.S.............  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
    Residential mortgage-
     backed........................   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
    Commercial mortgage-
     backed........................   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
    Other asset-backed.............  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
    20%-50% Below cost.............    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
    (greater than)50% Below cost...     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade................... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment grade/(3)/........   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                                    ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in an
 unrealized loss position.......... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                                    ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2013 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               AMORTIZED COST
       (AMOUNTS IN MILLIONS)                      OR COST     FAIR VALUE
       ---------------------                   -------------- ----------
       Due one year or less...................   $   833.9    $   836.7
       Due after one year through five years..     2,089.8      2,211.3
       Due after five years through ten years.     2,181.0      2,228.3
       Due after ten years....................     4,237.5      4,459.1
                                                 ---------    ---------
              Subtotal........................     9,342.2      9,735.4
       Residential mortgage-backed............     1,519.3      1,565.4
       Commercial mortgage-backed.............       934.4        925.6
       Other asset-backed.....................     1,401.1      1,376.1
                                                 ---------    ---------
              Total...........................   $13,197.0    $13,602.5
                                                 =========    =========

   As of December 31, 2013, $1,443.8 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2013, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.2%, 19.1% and 12.5%, respectively, of our domestic and foreign corporate fixed maturity securities portfolio. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2013, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2013 and 2012, $7.7 million and $8.2 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2013                      2012
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Retail...............................................    $  477.9       30.8%      $  409.1       24.8%
Industrial...........................................       459.5       29.6          468.5       28.4
Office...............................................       435.2       28.1          538.5       32.6
Apartments...........................................       141.8        9.1          126.4        7.7
Mixed use/other......................................        37.7        2.4          107.7        6.5
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,552.1      100.0%       1,650.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.2                       0.6
   Allowance for losses..............................        (8.6)                    (11.7)
                                                         --------                  --------
   Total.............................................    $1,543.7                  $1,639.1
                                                         ========                  ========

                                                                2013                      2012
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
Pacific..............................................    $  464.1       29.9%      $  449.0       27.2%
South Atlantic.......................................       450.5       29.0          566.7       34.3
Middle Atlantic......................................       198.8       12.8          191.6       11.6
East North Central...................................       104.7        6.8          109.4        6.6
West North Central...................................       100.0        6.4           90.6        5.5
Mountain.............................................        81.2        5.2           86.7        5.3
East South Central...................................        55.7        3.6           55.1        3.3
West South Central...................................        51.2        3.3           62.2        3.8
New England..........................................        45.9        3.0           38.9        2.4
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,552.1      100.0%       1,650.2      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.2                       0.6
   Allowance for losses..............................        (8.6)                    (11.7)
                                                         --------                  --------
   Total.............................................    $1,543.7                  $1,639.1
                                                         ========                  ========

   As of December 31, 2013 and 2012, our total mortgage holdings secured by real estate in California was $305.5 million and $286.8 million, respectively, which was 19.8% and 17.5%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2013
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................     $ --         $ --          $ --          $ --    $  477.9  $  477.9
   Industrial..................       --           --            --            --       459.5     459.5
   Office......................       --           --           5.8           5.8       429.4     435.2
   Apartments..................       --           --            --            --       141.8     141.8
   Mixed use/other.............      1.0           --            --           1.0        36.7      37.7
                                    ----         ----          ----          ----    --------  --------
   Total recorded investment...     $1.0         $ --          $5.8          $6.8    $1,545.3  $1,552.1
                                    ====         ====          ====          ====    ========  ========
% of total commercial mortgage
  loans........................      0.1%         -- %          0.3%          0.4%       99.6%    100.0%
                                    ====         ====          ====          ====    ========  ========

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Retail......................    $  --         $ --          $ --         $  --    $  409.1  $  409.1
   Industrial..................       --           --            --            --       468.5     468.5
   Office......................      2.4           --            --           2.4       536.1     538.5
   Apartments..................       --           --           4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4           --            --          66.4        41.3     107.7
                                   -----         ----          ----         -----    --------  --------
   Total recorded investment...    $68.8         $ --          $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ====          ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         -- %          0.3%          4.4%       95.6%    100.0%
                                   =====         ====          ====         =====    ========  ========

   As of December 31, 2013 and 2012, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on non-accrual status as of December 31, 2013 and 2012.

   As of and for the years ended December 31, 2013 and 2012, we modified or extended 7 and 19 commercial mortgage loans, respectively, with a total carrying value of $28.2 million and $195.5 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2013      2012      2011
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   11.7  $   15.4  $   18.5
   Charge-offs........................................       --        --        --
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.1)     (3.7)     (3.1)
                                                       --------  --------  --------
   Ending balance..................................... $    8.6  $   11.7  $   15.4
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $    8.6  $   11.7  $   15.4
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,552.1  $1,650.2  $1,850.8
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $     --
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,552.1  $1,650.2  $1,850.8
                                                       ========  ========  ========

   As of December 31, 2013 and 2012, we did not have any commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2013
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $132.2   $ 73.3    $241.2     $ 28.4       $ 2.8      $  477.9
   Industrial.................   167.5     77.4     172.3       39.8         2.5         459.5
   Office.....................   161.3     38.5     178.0       31.6        25.8         435.2
   Apartments.................    62.5     26.2      48.0        3.8         1.3         141.8
   Mixed use/other............    22.3      6.4       3.3        5.7          --          37.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $545.8   $221.8    $642.8     $109.3       $32.4      $1,552.1
                                ======   ======    ======     ======       =====      ========
% of total....................    35.2%    14.3%     41.4%       7.0%        2.1%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.04     1.70      1.55       1.06        0.44          1.69
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $5.8 million of delinquent loans and $26.6 million of loans in good standing where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 111.4%.

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Retail.....................  $142.5   $ 41.9    $185.9     $ 38.1       $ 0.7      $  409.1
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Office.....................   124.1     44.3     296.6       68.3         5.2         538.5
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing where borrowers continued to make timely payments, with a total weighted-average loan-to-value of 109.3%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                     2013
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 16.2       $ 89.0      $ 81.6      $198.9         $ 92.2       $  477.9
   Industrial..................       69.7         20.2        67.3       216.2           86.1          459.5
   Office......................       45.8         35.0        53.1       209.9           91.4          435.2
   Apartments..................        1.6          7.8        28.2        62.9           41.3          141.8
   Mixed use/other.............         --          6.7          --        10.1           20.9           37.7
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $133.3       $158.7      $230.2      $698.0         $331.9       $1,552.1
                                    ======       ======      ======      ======         ======       ========
% of total.....................        8.6%        10.2%       14.8%       45.0%          21.4%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       77.1%        62.4%       57.2%       58.6%          40.3%          56.5%
                                    ======       ======      ======      ======         ======       ========

                                                                     2012
                                -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Retail......................     $ 11.1       $ 89.3      $ 96.7      $135.2         $ 76.1       $  408.4
   Industrial..................       61.9         45.6        82.7       204.0           74.3          468.5
   Office......................       45.7         32.3       129.8       150.7          105.4          463.9
   Apartments..................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.............        1.1         15.8        22.5         1.0            0.9           41.3
                                    ------       ------      ------      ------         ------       --------
   Total recorded investment...     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                    ======       ======      ======      ======         ======       ========
% of total.....................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                    ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                    ======       ======      ======      ======         ======       ========

   As of December 31, 2013, we did not have any floating rate commercial mortgage loans. As of December 31, 2012, we had floating rate commercial mortgage loans of $141.7 million.

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   In 2012, we had a consolidated securitization entity that held commercial mortgage loans that were recorded as restricted commercial mortgage loans related to securitization entity. See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2013                      2012
                                         ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                    -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.     $495.0        57.1%      $  560.4       47.4%
Trading securities......................      182.1        21.0          403.8       34.2
Limited partnerships....................       95.9        11.1          122.8       10.4
Securities lending collateral...........       58.0         6.7           48.2        4.1
Short-term investments..................       16.5         1.9            5.0        0.4
Derivatives.............................       11.6         1.3           27.5        2.3
Real estate owned.......................        4.8         0.6            4.8        0.4
Derivatives counterparty collateral.....        1.6         0.2            7.0        0.6
Other investments.......................        0.8         0.1            1.8        0.2
                                             ------       -----       --------      -----
   Total other invested assets..........     $866.3       100.0%      $1,181.3      100.0%
                                             ======       =====       ========      =====

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth our positions in derivative instruments as of December 31:

                                                  DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                           ------------------------------- --------------------------------
                                                BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                                 SHEET        ------------      SHEET         -------------
(AMOUNTS IN MILLIONS)                        CLASSIFICATION    2013  2012   CLASSIFICATION     2013   2012
---------------------                      --------------     -----  ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                             Other invested                       Other
   Interest rate swaps....................       assets       $ 0.5  $ 6.5     liabilities    $   -- $   --
                                                              -----  -----                    ------ ------
   Total fair value hedges................                      0.5    6.5                        --     --
                                                              -----  -----                    ------ ------
   Total derivatives designated as
     hedges...............................                      0.5    6.5                        --     --
                                                              -----  -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS HEDGES
                                             Other invested                       Other
Interest rate swaps.......................       assets         0.1    2.1     liabilities        --    5.2
                                             Other invested                       Other
Credit default swaps......................       assets         0.1    0.2     liabilities        --     --
                                             Other invested                       Other
Equity index options......................       assets        10.9   18.2     liabilities        --     --
                                             Other invested                       Other
Financial futures.........................       assets          --     --     liabilities        --     --
                                             Other invested                       Other
Equity return swaps.......................       assets          --     --     liabilities       1.5    7.8
                                             Other invested                       Other
Limited guarantee.........................       assets          --    0.5     liabilities        --     --
                                                                                  Other
Reinsurance embedded derivatives.......... Other assets/(1)/   35.9   35.6     liabilities        --     --
                                                                              Policyholder
                                              Reinsurance                        account
GMWB embedded derivatives.................  recoverable/(2)/   (0.7)   8.4    balances/(3)/     82.8  307.2
                                                                              Policyholder
                                                                                 account
Fixed index annuity embedded derivatives.. Other assets/(4)/     --     --    balances/(4)/    136.8   21.7
                                                                              Policyholder
Indexed universal life insurance embedded                                        account
  derivatives............................. Other assets/(5)/     --     --    balances/(5)/      0.2     --
                                                              -----  -----                    ------ ------
   Total derivatives not designated as
     hedges...............................                     46.3   65.0                     221.3  341.9
                                                              -----  -----                    ------ ------
   Total derivatives......................                    $46.8  $71.5                    $221.3 $341.9
                                                              =====  =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.
/(5)/Represents the embedded derivatives associated with our indexed universal life insurance liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB, fixed index annuity and indexed universal life insurance embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2012 ADDITIONS TERMINATIONS DECEMBER 31, 2013
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  293.0      $     --   $  (286.7)      $    6.3
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    293.0            --      (286.7)           6.3
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    293.0            --      (286.7)           6.3
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          708.8         251.0      (959.8)            --
Credit default swaps....................  Notional           56.1          17.0       (63.1)          10.0
Equity index options....................  Notional          698.7       1,524.0    (1,489.5)         733.2
Financial futures.......................  Notional        1,475.8       4,362.7    (4,754.3)       1,084.2
Equity return swaps.....................  Notional          186.0         137.7      (213.6)         110.1
Limited guarantee.......................  Notional          250.0            --          --          250.0
Reinsurance embedded derivative.........  Notional          333.4         448.6       (28.2)         753.8
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  3,708.8       6,741.0    (7,508.5)       2,941.3
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,001.8      $6,741.0   $(7,795.2)      $2,947.6
                                                         ========      ========   =========       ========

                                                                                 MATURITIES/
(NUMBER OF POLICIES)                     MEASUREMENT DECEMBER 31, 2012 ADDITIONS TERMINATIONS DECEMBER 31, 2013
--------------------                     ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives...............  Policies         39,198            --      (2,644)        36,554
Fixed index annuity embedded
  derivatives...........................  Policies          1,600         5,766         (52)         7,314
Indexed universal life insurance
  embedded derivatives..................  Policies             --            29          --             29

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

currency cash flow exposure of foreign currency denominated investments;
(iv) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (v) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2013:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                      2013    2012  2011
---------------------                                                                     ------  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.................... $ 47.2  $51.8  $16.8
Current period increases (decreases) in fair value, net of deferred taxes of $14.9, $2.4 and $(19.1)............................................................................  (27.4)  (4.4)  34.8
Reclassification to net (income) loss, net of deferred taxes of $0.1, $-- and $(0.1).....   (0.3)  (0.2)   0.2
                                                                                          ------  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31.................. $ 19.5  $47.2  $51.8
                                                                                          ======  =====  =====

   Derivatives qualifying as effective accounting hedges contained $19.6 million, $47.2 million and $51.7 million, net of taxes, for the years ended December 31, 2013, 2012 and 2011, respectively, from our investment in GLICNY. The $19.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2013 is expected to be reclassified to future net income (loss) through our equity in net income (loss) of unconsolidated subsidiary and we do not expect any amounts to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments, in the next 12 months. No amounts were reclassified to net income (loss) during the years ended December 31, 2013, 2012 and 2011 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2013:

                                            DERIVATIVE INSTRUMENT                                 HEDGED ITEM
          -            ---------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER      RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO      NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)    (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ----------------- ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                  Net investment
  hedging assets......     $  --      gains (losses)        $(0.1)         income           $ --       gains (losses)
Interest rate swaps                   Net investment                                                   Net investment
  hedging liabilities.      (5.8)     gains (losses)          6.5     Interest credited      5.9       gains (losses)
                           -----                            -----                           ----
   Total..............     $(5.8)                           $ 6.4                           $5.9
                           =====                            =====                           ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                             DERIVATIVE INSTRUMENT                                   HEDGED ITEM
                       -----------------------------------------------------------------   -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                                        GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS   CLASSIFICATION     RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET     OF OTHER IMPACTS TO   NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)       (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- -------------------  ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                     Net investment
  hedging assets......    $  0.5      gains (losses)        $(2.2)         income              $(0.5)     gains (losses)
Interest rate swaps                   Net investment                                                      Net investment
  hedging liabilities.     (17.4)     gains (losses)         20.8     Interest credited         17.0      gains (losses)
                          ------                            -----                              -----
   Total..............    $(16.9)                           $18.6                              $16.5
                          ======                            =====                              =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                            DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                       ----------------------------------------------------------------  -------------------------------
                        GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                       RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                        NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)     (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                          ------                            -----                            -----
   Total..............    $(37.7)                           $40.9                            $37.7
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and (v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                       2013     2012     2011            IN NET INCOME (LOSS)
---------------------                     -------  -------  -------  ----------------------------------------
Interest rate swaps...................... $ (16.0) $  14.6  $   3.3       Net investment gains (losses)
Credit default swaps.....................     0.1      0.6      0.2       Net investment gains (losses)
Equity index options.....................   (36.6)   (42.4)     0.8       Net investment gains (losses)
Financial futures........................  (196.7)  (111.1)   150.3       Net investment gains (losses)
Equity return swaps......................   (33.4)   (34.4)     2.1       Net investment gains (losses)
Limited guarantee........................    (0.5)    (5.4)   (17.2)      Net investment gains (losses)
Reinsurance embedded derivative..........    25.7    (17.8)   (10.5)      Net investment gains (losses)
GMWB embedded derivatives................   246.2    150.5   (277.1)      Net investment gains (losses)
Fixed index annuity embedded derivatives.   (16.4)    (0.1)      --       Net investment gains (losses)
                                          -------  -------  -------
   Total derivatives not designated as
     hedges.............................. $ (27.6) $ (45.5) $(148.1)
                                          =======  =======  =======

   Derivative Counterparty Credit Risk

   Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds.

   The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of December 31:

                                                                       2013
                             -------------------------------------------------------------------------------------------
                                                                       GROSS AMOUNTS NOT OFFSET
                                                                        IN THE BALANCE SHEET
                                                                       -----------------------
                               GROSS    GROSS AMOUNTS   NET AMOUNTS                 COLLATERAL
                              AMOUNTS   OFFSET IN THE PRESENTED IN THE  FINANCIAL    PLEDGED/         OVER         NET
(AMOUNTS IN MILLIONS)        RECOGNIZED BALANCE SHEET  BALANCE SHEET   INSTRUMENTS   RECEIVED   COLLATERALIZATION AMOUNT
---------------------        ---------- ------------- ---------------- -----------  ----------  ----------------- ------
Derivative assets/(1)/......   $11.7         $--           $11.7          $(1.5)      $(1.6)          $0.2         $8.8
Derivative liabilities/(2)/.     1.5          --             1.5           (1.5)         --             --           --
                               -----         ---           -----          -----       -----           ----         ----
   Net derivatives..........   $10.2         $--           $10.2          $  --       $(1.6)          $0.2         $8.8
                               =====         ===           =====          =====       =====           ====         ====

--------
/(1)/Included $0.1 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives. /(2)/Did not include any amounts related to accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                       2012
                             -------------------------------------------------------------------------------------------
                                                                       GROSS AMOUNTS NOT OFFSET
                                                                        IN THE BALANCE SHEET
                                                                       -----------------------
                               GROSS    GROSS AMOUNTS   NET AMOUNTS                 COLLATERAL
                              AMOUNTS   OFFSET IN THE PRESENTED IN THE  FINANCIAL    PLEDGED/         OVER         NET
(AMOUNTS IN MILLIONS)        RECOGNIZED BALANCE SHEET  BALANCE SHEET   INSTRUMENTS   RECEIVED   COLLATERALIZATION AMOUNT
---------------------        ---------- ------------- ---------------- -----------  ----------  ----------------- ------
Derivative assets/(1)/......   $31.6         $--           $31.6         $(11.2)      $(7.0)          $  --       $13.4
Derivative liabilities/(2)/.    12.5          --            12.5          (11.2)       (1.9)            0.9         0.3
                               -----         ---           -----         ------       -----           -----       -----
   Net derivatives..........   $19.1         $--           $19.1         $   --       $(5.1)          $(0.9)      $13.1
                               =====         ===           =====         ======       =====           =====       =====

--------
/(1)/Included $4.6 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives. /(2)/Included $0.5 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives.

   Almost all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2013 and 2012, we could have been allowed to claim or required to disburse up to the net amounts shown in the last column of the charts above. The charts above exclude embedded derivatives as those derivatives are not subject to master netting arrangements.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2013                        2012
                                               --------------------------- ---------------------------
                                               NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                           VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                          -------- ------ ----------- -------- ------ -----------
Investment grade
   Matures in less than one year..............  $  --    $ --      $--      $46.1    $0.1      $--
   Matures after one year through five years..   10.0     0.1       --         --      --       --
   Matures after five years through ten years.     --      --       --       10.0     0.1       --
                                                -----    ----      ---      -----    ----      ---
   Total credit default swaps on single name
     reference entities.......................  $10.0    $0.1      $--      $56.1    $0.2      $--
                                                =====    ====      ===      =====    ====      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2013      2012      2011
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,767.9  $2,713.3  $2,518.7
   Costs deferred.................................................    180.6     347.9     295.7
   Amortization, net of interest accretion........................   (133.4)   (293.3)   (113.7)
   Reinsurance transactions/(1)/..................................      3.2        --      12.6
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  2,818.3   2,767.9   2,713.3
   Accumulated effect of net unrealized investment (gains) losses.    (65.5)   (143.4)   (109.2)
                                                                   --------  --------  --------
Balance as of December 31......................................... $2,752.8  $2,624.5  $2,604.1
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   We regularly review DAC to determine if it is recoverable from future income. As of December 31, 2013, we believe all of our businesses have sufficient future income and therefore the related DAC is recoverable. As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion. As of December 31, 2012, we believe all of our other businesses have sufficient future income and therefore the related DAC was recoverable.

   We recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty as part of a life block transaction in 2012.

(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                       2013                  2012
                                               --------------------  --------------------
                                                GROSS                 GROSS
                                               CARRYING ACCUMULATED  CARRYING ACCUMULATED
(AMOUNTS IN MILLIONS)                           AMOUNT  AMORTIZATION  AMOUNT  AMORTIZATION
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $621.9    $(469.5)    $547.5    $(434.4)
Capitalized software..........................   204.0     (164.6)     194.2     (147.0)
Deferred sales inducements to contractholders.    52.6      (27.1)      47.3      (24.8)
Other.........................................     2.5       (2.5)       2.5       (2.5)
                                                ------    -------     ------    -------
   Total......................................  $881.0    $(663.7)    $791.5    $(608.7)
                                                ======    =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2013, 2012 and 2011 was $52.7 million, $42.3 million and $70.1 million, respectively. Amortization expense related to deferred sales inducements of $2.3 million, $3.2 million and $4.7 million, respectively, for the years ended December 31, 2013, 2012 and 2011 was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                               2013     2012     2011
---------------------                                              ------  -------  -------
Unamortized balance as of January 1............................... $256.7  $ 282.7  $ 337.8
   Amortization...................................................  (48.6)   (41.2)   (72.6)
   Interest accreted at 5.64%, 5.64% and 5.64%....................   13.5     15.2     17.5
                                                                   ------  -------  -------
Unamortized balance as of December 31.............................  221.6    256.7    282.7
   Accumulated effect of net unrealized investment (gains) losses.  (69.2)  (143.6)  (119.7)
                                                                   ------  -------  -------
Balance as of December 31......................................... $152.4  $ 113.1  $ 163.0
                                                                   ======  =======  =======

   The percentage of the December 31, 2013 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                      2014..........................  7.1%
                      2015..........................  8.2%
                      2016.......................... 10.2%
                      2017..........................  9.5%
                      2018..........................  8.1%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance was $303.9 million as of December 31, 2013 and 2012.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we performed step two of the impairment analysis and determined the amount of implied goodwill. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2013 or 2011.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliate Brookfield Life and Annuity Insurance Company Ltd ("BLAIC").

   As of December 31, 2013, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2013 and 2012, we had $2,378.0 million and $2,304.4 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2013 and 2012, we had a reinsurance recoverable of $6,490.2 million and $6,669.1 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2013 and 2012, total life insurance in-force ceded to BLAIC was $51,300.7 million and $53,972.2 million, respectively. To secure the payment of BLAIC's obligations to us under these reinsurance agreements, trust accounts have been established and Genworth Holdings, Inc. provided a limited guarantee of up to $180.0 million to maintain an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

amount at least equal to the statutory reserves. The fair value of the trust accounts was $272.2 million and $269.2 million as of December 31, 2013 and 2012, respectively. The fair value of the limited guarantee was $108.2 million and $99.7 million as of December 31, 2013 and 2012, respectively.

   We have term and universal life insurance policies and single premium deferred annuities assumed from GLIC. In 2013, we assumed an in-force block of single premium deferred annuities from GLIC and paid a ceding commission of $3.2 million associated with this reinsurance treaty. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2013 and 2012, we had reserves of $1,249.1 million and $1,063.9 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2013 and 2012, we had a reinsurance recoverable of $355.8 million and $361.9 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million in 2012. A reinsurance recoverable of $238.2 million and $228.1 million was recorded associated with the third-party reinsurance agreement as of December 31, 2013 and 2012, respectively.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $15.3 million and $17.0 million was recorded as of December 31, 2013 and 2012, respectively, related to the reinsurance transaction.

   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $612.9 million and $36.7 million, respectively, as of December 31, 2013 and $941.6 million and $43.9 million, respectively, as of December 31, 2012 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

 (AMOUNTS IN MILLIONS)                      2013         2012         2011
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 544,856.8  $ 563,561.9  $ 563,508.8
 Amounts assumed from other companies..   138,813.8    140,612.6    129,722.9
 Amounts ceded to other companies/(1)/.  (383,656.8)  (375,720.3)  (285,945.5)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 300,013.8  $ 328,454.2  $ 407,286.2
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        46.3%        42.8%        31.9%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                     EARNED
                                     --------------------------  --------------------------
(AMOUNTS IN MILLIONS)                  2013     2012     2011      2013     2012     2011
---------------------                -------  -------  --------  -------  -------  --------
Direct.............................. $ 919.9  $ 971.8  $1,005.7  $ 921.1  $ 973.1  $1,009.0
Assumed.............................   148.6    148.5     156.1    148.6    148.5     156.1
Ceded...............................  (466.0)  (647.7)   (324.8)  (467.0)  (648.8)   (327.3)
                                     -------  -------  --------  -------  -------  --------
Net premiums........................ $ 602.5  $ 472.6  $  837.0  $ 602.7  $ 472.8  $  837.8
                                     =======  =======  ========  =======  =======  ========
Percentage of amount assumed to net.                                24.7%    31.4%     18.6%
                                                                 =======  =======  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,074.9 million, $1,419.0 million and $1,045.8 million during 2013, 2012 and 2011, respectively.

(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2013     2012
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,102.5 $5,193.9
Traditional life insurance contracts..............        /(2)/  3.0% - 7.5%   2,668.8  2,694.6
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,613.8  1,851.7
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      70.0     73.3
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      49.6     47.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,504.7 $9,860.6
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or Annuity Mortality Table.
/(2)/Principally modifications of the Society of Actuaries 1965-70 or 1975-80
     Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (AMOUNTS IN MILLIONS)                                 2013      2012
    ---------------------                               --------- ---------
    Annuity contracts.................................. $ 2,959.6 $ 2,512.1
    Structured settlements without life contingencies..   1,067.7   1,140.5
    FABNs, funding agreements and GICs.................      85.9     703.4
    Supplementary contracts without life contingencies.     432.3     399.6
    Variable universal life insurance contracts........      18.2      19.5
                                                        --------- ---------
       Total investment contracts......................   4,563.7   4,775.1
    Universal life insurance contracts.................   5,878.0   5,701.9
                                                        --------- ---------
       Total policyholder account balances............. $10,441.7 $10,477.0
                                                        ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $20.0 million and $35.1 million of common stock related to our membership as of December 31, 2013 and 2012, respectively, which was included in equity securities. We have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Due to scheduled maturities in December 2013, we did not have any outstanding funding agreements issued to the FHLB as of December 31, 2013. The amount of funding agreements issued to the FHLB was $202.9 million as of December 31, 2012, which was included in policyholder account balances. We had letters of credit related to the FHLB of $582.8 and $482.5 million as of December 31, 2013 and 2012, respectively, for the benefit of certain of our wholly-owned subsidiaries that have issued non-recourse funding obligations to collateralize the obligation to make future payments on their behalf under certain tax sharing agreements. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $619.2 million and $752.8 million as of December 31, 2013 and 2012, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2013     2012
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,896.8 $2,801.0
   Net amount at risk...................................................... $    5.7 $   15.8
   Average attained age of contractholders.................................       72       71
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,372.9 $3,410.1
   Net amount at risk...................................................... $  112.4 $  208.6
   Average attained age of contractholders.................................       72       71
Account values with living benefit guarantees:
   GMWBs................................................................... $3,525.4 $3,498.6
   Guaranteed annuitization benefits....................................... $1,463.1 $1,423.7

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2013 and 2012, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,867.4 million and $6,928.0 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $38.5 million and $33.9 million as of December 31, 2013 and 2012, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2013 and 2012, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $425.4 million and $794.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (AMOUNTS IN MILLIONS)    2013     2012
                    ---------------------  -------- --------
                     Balanced funds....... $3,939.2 $3,871.9
                     Equity funds.........  1,414.6  1,294.4
                     Bond funds...........    804.4    930.9
                     Money market funds...    158.1    154.0
                     Other................      7.3      6.3
                                           -------- --------
                        Total............. $6,323.6 $6,257.5
                                           ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2013     2012     2011
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 233.1  $ 312.7  $ 310.3
       Less reinsurance recoverables..........  (109.8)  (125.0)  (126.5)
                                               -------  -------  -------
          Net balance as of January 1.........   123.3    187.7    183.8
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   714.4    728.6    729.2
          Prior years.........................    13.9     24.1     11.4
                                               -------  -------  -------
              Total incurred..................   728.3    752.7    740.6
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (657.1)  (685.9)  (621.6)
          Prior years.........................   (72.6)  (131.2)  (115.1)
                                               -------  -------  -------
              Total paid......................  (729.7)  (817.1)  (736.7)
                                               -------  -------  -------
          Net balance as of December 31.......   121.9    123.3    187.7
       Add reinsurance recoverables...........   125.7    109.8    125.0
                                               -------  -------  -------
       Balance as of December 31.............. $ 247.6  $ 233.1  $ 312.7
                                               =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2013, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from modestly higher claim frequency and severity in 2013 compared to 2012.

   During 2013, we strengthened prior year reserves by $13.9 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $12.8 million from $164.7 million as of December 31, 2012 primarily due to modestly higher claim severity and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $1.1 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

   During 2012, we strengthened prior year reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $6.4 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

   During 2011, we strengthened prior year reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods. Of this amount, we increased prior year claim reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other businesses, the remaining unfavorable development of $0.2 million related to refinements on both reported and unreported insured events occurring in the prior year that were not significant.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (AMOUNTS IN MILLIONS)
                ---------------------
                ISSUANCE                        2013     2012
                --------                      -------- --------
                River Lake I, due 2033/(1)/.. $  600.0 $  600.0
                River Lake I, due 2033/(2)/..    461.3    489.2
                River Lake II, due 2035/(1)/.    300.0    300.0
                River Lake II, due 2035/(2)/.    550.0    550.0
                Rivermont I, due 2050/(1)/...    315.0    315.0
                                              -------- --------
                   Total..................... $2,226.3 $2,254.2
                                              ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2013 and 2012, River Lake I repaid $27.9 million and $10.8 million, respectively, of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million, of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations, of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse funding obligations, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2013 and 2012 were 1.5% and 1.6%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                           2013     2012     2011
    ---------------------                          ------  -------  -------
    Current federal income taxes.................. $(40.0) $(344.7) $(198.1)
    Deferred federal income taxes.................  102.0    287.6    202.8
                                                   ------  -------  -------
       Total federal income taxes.................   62.0    (57.1)     4.7
                                                   ------  -------  -------
    Current state income taxes....................    2.9      0.5     (0.5)
    Deferred state income taxes...................  (11.5)    (2.8)     0.4
                                                   ------  -------  -------
       Total state income taxes...................   (8.6)    (2.3)    (0.1)
                                                   ------  -------  -------
       Total provision (benefit) for income taxes. $ 53.4  $ (59.4) $   4.6
                                                   ======  =======  =======

   As of December 31, 2013 and 2012, the current federal income tax payable was $18.0 million and $29.2 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax payable was $0.5 million as of December 31, 2013 and was included in other liabilities in the consolidated balance sheet. The current state income tax receivable was $2.4 million as of December 31, 2012 and was included in other assets in the consolidated balance sheet.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2013, we identified further adjustments to liabilities related to tax contingency reserves that reduced our additional paid-in capital by $4.1 million. In 2013, we also recorded $0.4 million to additional paid-in capital related to the settlement of a 2009 Revenue Agent Report. In 2011, we recorded $5.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                            2013           2012            2011
---------------------                                        ------------  --------------  -------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $180.2        $(236.4)        $ 58.7
                                                             ======        =======         ======
Statutory U.S. federal income tax rate...................... $ 63.1  35.0% $ (82.7)  35.0% $ 20.5   35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......   (5.6) (3.1)    (1.5)   0.7    (0.2)  (0.3)
   Tax benefits related to separation from our former
     parent.................................................     --    --    (11.4)   4.8      --     --
   Benefit on tax favored investments.......................  (17.5) (9.7)   (12.6)   5.3   (15.8) (26.8)
   Interest on uncertain tax positions......................     --    --     (1.6)   0.7      --     --
   Non-deductible goodwill..................................     --    --     51.4  (21.8)     --     --
   Valuation allowance......................................   13.4   7.4       --     --      --     --
   Other, net...............................................     --    --     (1.0)   0.4     0.1   (0.1)
                                                             ------  ----  -------  -----  ------  -----
Effective rate.............................................. $ 53.4  29.6% $ (59.4)  25.1% $  4.6    7.8%
                                                             ======  ====  =======  =====  ======  =====

   For the year ended December 31, 2013, the increase in the effective tax rate was primarily attributable to non-deductible goodwill in 2012 that did not recur, a valuation allowance in 2013 on a specific federal separate tax return net operating loss that we no longer expect to realize. These increases were partially offset by lower taxes related to pre-tax results on tax favored investment benefits, state income taxes and tax benefits related to our separation from our former parent in 2012.

   The components of the net deferred income tax liability were as follows as of December 31:

     (AMOUNTS IN MILLIONS)                                2013      2012
     ---------------------                              --------  --------
     Assets:
        Accrued expenses............................... $   34.1  $   30.9
        Net operating loss carryforwards...............    230.6     226.1
        Foreign tax credit carryforwards...............     10.7      10.2
        State income taxes.............................      5.9        --
        Other..........................................     30.3      79.1
                                                        --------  --------
            Gross deferred income tax assets...........    311.6     346.3
            Valuation allowance........................    (13.4)     (0.1)
                                                        --------  --------
            Total deferred income tax assets...........    298.2     346.2
                                                        --------  --------
     Liabilities:
        Investments....................................     33.2      33.1
        Insurance reserves.............................    573.9     491.6
        Net unrealized gains on investment securities..     59.4     208.4
        Net unrealized gains on derivatives............      0.1        --
        PVFP...........................................     82.8      90.7
        DAC............................................    744.4     741.4
        State income taxes.............................       --      10.3
        Other..........................................     22.6      42.4
                                                        --------  --------
            Total deferred income tax liabilities......  1,516.4   1,617.9
                                                        --------  --------
            Net deferred income tax liability.......... $1,218.2  $1,271.7
                                                        ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The above valuation allowances of $13.4 million and $0.1 million, respectively, related to foreign tax credits and a specific federal separate tax return net operating loss deferred tax asset as of December 31, 2013 and 2012, respectively. Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the deferred tax assets for which we have not established valuation allowances.

   Net operating loss carryforwards amounted to $659.0 million as of December 31, 2013, and if unused, will expire beginning in 2021. Foreign tax credit carryforwards amounted to $10.7 million as of December 31, 2013, and, if unused will begin to expire in 2014.

   In 2012, we decreased our deferred tax liability by $8.7 million, with an offset to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's initial public offering ("IPO"). GLICNY also adjusted its additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million. In 2013, we identified further adjustments to our deferred tax liability that arose prior to Genworth's IPO and increased it by an additional $5.8 million, with an offset to additional paid-in capital. GLICNY also identified further adjustments to its deferred tax liability that arose prior to Genworth's IPO which decreased our investment in GLICNY and additional paid-in capital by $0.8 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

      (AMOUNTS IN MILLIONS)                          2013   2012    2011
      ---------------------                         -----  ------  ------
      Balance as of January 1...................... $10.0  $112.5  $106.5
      Tax positions related to the current period:
         Gross additions...........................   1.2     0.3     9.0
      Tax positions related to the prior years:
         Gross additions...........................   0.7      --     4.6
         Gross reductions..........................  (2.1)  (49.0)   (7.6)
      Settlements..................................    --   (53.8)     --
                                                    -----  ------  ------
      Balance as of December 31.................... $ 9.8  $ 10.0  $112.5
                                                    =====  ======  ======

   The total amount of unrecognized tax benefits was $9.8 million as of December 31, 2013, of which $3.2 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2013 and 2011, we did not recognize any interest and penalties. During the year ended December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. We had no interest and penalties accrued as of December 31, 2013 and 2012.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

   We believe it is reasonably possible that in 2014, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $24.1 million, $405.3 million and $82.5 million for the years ended December 31, 2013, 2012 and 2011, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $88.7 million, $96.4 million and $94.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   For a discussion of capital contributions received from our parent and capital contributions paid to our unconsolidated subsidiary, see notes 10 and 11.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2013   2012  2011
---------------------                                                  -----  -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(1.6) $(0.4) $5.1
                                                                       -----  -----  ----
   Total non-cash transactions........................................ $(1.6) $(0.4) $5.1
                                                                       =====  =====  ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly. See note 7 for additional information related to reinsurance transactions with related parties.

   Under this agreement, amounts incurred for these items aggregated $157.8 million, $157.7 million and $186.4 million for the years ended December 31, 2013, 2012 and 2011, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.3 million, $43.5 million and $53.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $16.7 million, $15.3 million and $17.7 million to Genworth in 2013, 2012 and 2011, respectively, for investment-related services. We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2013, 2012 and 2011, we incurred no interest expense under this agreement. For the years ended December 31, 2013, 2012 and 2011, we paid interest at the cost of funds to GNA, which was 0.3% for each year. In addition, as of December 31, 2013, 2012 and 2011, there were no borrowings under this agreement. Genworth owed us $0.4 million as of December 31, 2013 and 2012, which was included in other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

assets in the consolidated balance sheet. GNA also owed us $0.6 million as of December 31, 2012, which was also included in other assets in the consolidated balance sheet.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2013 and 2012, we recorded $1.2 million and $7.3 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. During 2013 and 2012, Newco leased buildings to affiliates and we recognized $4.1 million and $1.5 million, respectively, in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Limited partnerships are valued based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the underlying instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entity. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                      2013
                     -                       ------------------------------------------------------
                                                                             FAIR VALUE
                                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                          AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                        --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans................  $    /(1)/ $1,543.7 $1,604.3   $--    $  --  $1,604.3
   Other invested assets....................       /(1)/     34.1     34.2    --     16.5      17.7
Liabilities:
   Non-recourse funding obligations/(2)/....       /(1)/  2,226.3  1,594.6    --       --   1,594.6
   Investment contracts.....................       /(1)/  4,563.7  4,939.2    --     85.5   4,853.7
Other firm commitments:
   Commitments to fund limited partnerships.   14.7            --       --    --       --        --

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                              2012
                                                     ------------------------------------------------------
                                                                                     FAIR VALUE
                                                      NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                  AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(3)/........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(2)/............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(3)/.       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts.............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships.........   21.3            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10 for additional information related to borrowings. /(3)/See note 15 for additional information related to our consolidated securitization entity.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information. For all exchange-traded equity securities, the valuations are classified as Level 1.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes to be of high quality, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote for public or private fixed maturity securities. In certain instances, we utilize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

price caps for broker quoted securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. Additionally, on a monthly basis we review a sample of securities, examining the pricing service's assumptions to determine if we agree with the service's derived price. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. When a security does not have an external rating, we assign the security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized, liquidity premiums applied, and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During 2012, we began classifying private securities without an external rating and public bond spread as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have single name credit default swaps. We utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2013 and 2012, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $40.0 million and $77.8 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

   Indexed universal life insurance embedded derivatives

   We offer indexed universal life insurance products where interest is credited to the policyholder's account balance based on equity index changes. The equity index crediting feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate non-performance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                                   2013
                                                                  --------------------------------------
(AMOUNTS IN MILLIONS)                                               TOTAL    LEVEL 1   LEVEL 2   LEVEL 3
---------------------                                             ---------  -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises................................ $   978.6  $     -- $   978.6 $     --
          Tax-exempt.............................................      46.0        --      46.0       --
          Government--non-U.S....................................     193.5        --     182.6     10.9
          U.S. corporate.........................................   6,200.7        --   5,469.6    731.1
          Corporate--non-U.S.....................................   2,316.6        --   1,800.7    515.9
          Residential mortgage-backed............................   1,565.4        --   1,560.5      4.9
          Commercial mortgage-backed.............................     925.6        --     923.3      2.3
          Other asset-backed.....................................   1,376.1        --     985.9    390.2
                                                                  ---------  -------- --------- --------
          Total fixed maturity securities........................  13,602.5        --  11,947.2  1,655.3
                                                                  ---------  -------- --------- --------
       Equity securities.........................................      45.4      21.6       3.1     20.7
                                                                  ---------  -------- --------- --------
       Other invested assets:
          Trading securities.....................................     182.1        --     182.1       --
          Derivative assets:
              Interest rate swaps................................       0.6        --       0.6       --
              Credit default swaps...............................       0.1        --       0.1       --
              Equity index options...............................      10.9        --        --     10.9
                                                                  ---------  -------- --------- --------
              Total derivative assets............................      11.6        --       0.7     10.9
                                                                  ---------  -------- --------- --------
          Securities lending collateral..........................      58.0        --      58.0       --
                                                                  ---------  -------- --------- --------
          Total other invested assets............................     251.7        --     240.8     10.9
                                                                  ---------  -------- --------- --------
   Other assets/(1)/.............................................      35.9        --      35.9       --
   Reinsurance recoverable/(2)/..................................      (0.7)       --        --     (0.7)
   Separate account assets.......................................   9,264.5   9,264.5        --       --
                                                                  ---------  -------- --------- --------
              Total assets....................................... $23,199.3  $9,286.1 $12,227.0 $1,686.2
                                                                  =========  ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/............................ $    82.8  $     -- $      -- $   82.8
       Fixed index annuity embedded derivatives..................     136.8        --        --    136.8
       Indexed universal life insurance embedded derivatives.....       0.2        --        --      0.2
                                                                  ---------  -------- --------- --------
       Total policyholder account balances.......................     219.8        --        --    219.8
                                                                  ---------  -------- --------- --------
   Derivative liabilities:
       Equity return swaps.......................................       1.5        --       1.5       --
                                                                  ---------  -------- --------- --------
       Total derivative liabilities..............................       1.5        --       1.5       --
                                                                  ---------  -------- --------- --------
          Total liabilities...................................... $   221.3  $     -- $     1.5 $  219.8
                                                                  =========  ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)               2013      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   Government--non-U.S..........  $     --    $   --     $ 0.4    $   --   $    --    $ --      $    --    $ 10.5   $   --
   U.S. corporate/(1)/..........     855.5       2.3      (1.4)     49.9     (33.7)     --       (168.9)     81.0    (53.6)
   Corporate--non-U.S...........     567.7      (0.9)     (1.8)     31.1     (19.0)     --        (76.2)     15.0       --
   Residential mortgage-
    backed......................       7.3      (4.6)      9.7        --      (5.2)     --         (2.3)       --       --
   Commercial mortgage-
    backed......................      12.0      (1.6)      1.0        --      (0.1)     --        (12.5)      5.2     (1.7)
   Other asset-backed/(1)/......     225.1      (0.1)      7.7      65.8     (18.7)     --        (13.0)    123.4       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total fixed maturity
    securities..................   1,667.6      (4.9)     15.6     146.8     (76.7)     --       (272.9)    235.1    (55.3)
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Equity securities...............      38.6       2.1      (0.5)       --     (19.5)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Other invested assets:
   Trading securities...........      13.4       3.6        --        --     (16.5)     --         (0.5)       --       --
   Derivative assets:
      Interest rate swaps.......       1.6      (0.2)       --        --      (1.4)     --           --        --       --
      Equity index options......      18.2     (34.9)       --      36.8      (9.2)     --           --        --       --
      Limited guarantee.........       0.5      (0.5)       --        --        --      --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
      Total derivative
       assets...................      20.3     (35.6)       --      36.8     (10.6)     --           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
   Total other invested assets..      33.7     (32.0)       --      36.8     (27.1)     --         (0.5)       --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Reinsurance recoverable/(2)/....       8.4     (11.4)       --        --        --     2.3           --        --       --
                                  --------    ------     -----    ------   -------    ----      -------    ------   ------
Total Level 3 assets............  $1,748.3    $(46.2)    $15.1    $183.6   $(123.3)   $2.3      $(273.4)   $235.1   $(55.3)
                                  ========    ======     =====    ======   =======    ====      =======    ======   ======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2013      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   Government--non-U.S..........   $   10.9      $   --
   U.S. corporate/(1)/..........      731.1         0.9
   Corporate--non-U.S...........      515.9        (0.9)
   Residential mortgage-
    backed......................        4.9          --
   Commercial mortgage-
    backed......................        2.3        (1.0)
   Other asset-backed/(1)/......      390.2         1.1
                                   --------      ------
   Total fixed maturity
    securities..................    1,655.3         0.1
                                   --------      ------
Equity securities...............       20.7          --
                                   --------      ------
Other invested assets:
   Trading securities...........         --          --
   Derivative assets:
      Interest rate swaps.......         --          --
      Equity index options......       10.9       (29.9)
      Limited guarantee.........         --          --
                                   --------      ------
      Total derivative
       assets...................       10.9       (29.9)
                                   --------      ------
   Total other invested assets..       10.9       (29.9)
                                   --------      ------
Reinsurance recoverable/(2)/....       (0.7)      (11.4)
                                   --------      ------
Total Level 3 assets............   $1,686.2      $(41.2)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 for fixed maturity securities were related to changes in the primary pricing source and changes in the observability of external information used in determining the fair value, such as external ratings or credits spreads.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   --------------------
                                   AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/..........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/.....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed......................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed......................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed...........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities..................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities...............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities...........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps.......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options......      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee.........       5.9      (5.4)       --        --       --      --           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets...................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested assets..      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/....      13.9      (7.9)       --        --       --     2.4           --        --       --
                                  --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets............  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                  ========    ======     =====    ======   ======    ====      =======    ======  =======

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2012      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $     --      $   --
   U.S. corporate/(1)/..........      855.5        (0.3)
   Corporate--non-U.S./(1)/.....      567.7         0.1
   Residential mortgage-
    backed......................        7.3        (6.3)
   Commercial mortgage-
    backed......................       12.0        (1.3)
   Other asset-backed...........      225.1         0.4
                                   --------      ------
   Total fixed maturity
    securities..................    1,667.6        (7.4)
                                   --------      ------
Equity securities...............       38.6          --
                                   --------      ------
Other invested assets:
   Trading securities...........       13.4         2.2
   Derivative assets:
      Interest rate swaps.......        1.6         0.7
      Equity index options......       18.2       (39.4)
      Limited guarantee.........        0.5        (5.4)
                                   --------      ------
      Total derivative
       assets...................       20.3       (44.1)
                                   --------      ------
   Total other invested assets..       33.7       (41.9)
                                   --------      ------
Reinsurance recoverable/(2)/....        8.4        (7.9)
                                   --------      ------
Total Level 3 assets............   $1,748.3      $(57.2)
                                   ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                              UNREALIZED GAINS
                                 BEGINNING        (LOSSES)
                                  BALANCE   -------------------
                                   AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                 JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)               2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/..........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/.....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed......................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed......................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed...........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities..................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities...............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities...........     40.5        0.4        --        --        --      --         (8.5)       --      --
   Derivative assets:
      Interest rate swaps.......      4.6         --        --       0.7        --      --           --        --      --
      Equity index options......     30.9        1.3        --      26.3        --      --        (35.9)       --      --
      Limited guarantee.........     23.0      (17.1)       --        --        --      --           --        --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
      Total derivative
       assets...................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested assets..     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance recoverable/(2)/....     (4.1)      15.6        --        --        --     2.4           --        --      --
                                   ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets............   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                   ======     ======     =====    ======   =======    ====      =======    ======   =====

                                              TOTAL GAINS
                                                (LOSSES)
                                              INCLUDED IN
                                    ENDING     NET INCOME
                                   BALANCE       (LOSS)
                                    AS OF     ATTRIBUTABLE
                                 DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                2011      STILL HELD
---------------------            ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-sponsored
    enterprises.................   $    1.1      $   --
   U.S. corporate/(1)/..........      831.4        (8.6)
   Corporate--non-U.S./(1)/.....      359.5         0.8
   Residential mortgage-
    backed......................       11.3          --
   Commercial mortgage-
    backed......................       15.6        (2.4)
   Other asset-backed...........      118.5          --
                                   --------      ------
   Total fixed maturity
    securities..................    1,337.4       (10.2)
                                   --------      ------
Equity securities...............       39.8          --
                                   --------      ------
Other invested assets:
   Trading securities...........       32.4         0.4
   Derivative assets:
      Interest rate swaps.......        5.3          --
      Equity index options......       22.6         1.3
      Limited guarantee.........        5.9       (17.1)
                                   --------      ------
      Total derivative
       assets...................       33.8       (15.8)
                                   --------      ------
   Total other invested assets..       66.2       (15.4)
                                   --------      ------
Reinsurance recoverable/(2)/....       13.9        15.6
                                   --------      ------
Total Level 3 assets............   $1,457.3      $(10.0)
                                   ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2013    2012    2011
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  3.2  $  5.4  $  1.0
   Net investment gains (losses)......................................................  (49.4)  (61.0)  (22.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(46.2) $(55.6) $(21.2)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  2.1  $  1.1  $  1.5
   Net investment gains (losses)......................................................  (43.3)  (58.3)  (11.5)
                                                                                       ------  ------  ------
       Total.......................................................................... $(41.2) $(57.2) $(10.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2013        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $307.2     $(257.6)     $--       $--     $--   $ 33.2      $  --      $--      $--
   Fixed index annuity
    embedded derivatives........     21.7        16.4       --        --      --     98.9       (0.2)      --       --
   Indexed universal life
    insurance embedded
    derivatives.................       --          --       --        --      --      0.2         --       --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
   Total policyholder account
    balances....................    328.9      (241.2)      --        --      --    132.3       (0.2)      --       --
                                   ------     -------      ---       ---     ---   ------      -----      ---      ---
Total Level 3 liabilities.......   $328.9     $(241.2)     $--       $--     $--   $132.3      $(0.2)     $--      $--
                                   ======     =======      ===       ===     ===   ======      =====      ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2013       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $ 82.8       $(255.7)
   Fixed index annuity
    embedded derivatives........     136.8          16.4
   Indexed universal life
    insurance embedded
    derivatives.................       0.2            --
                                    ------       -------
   Total policyholder account
    balances....................     219.8        (239.3)
                                    ------       -------
Total Level 3 liabilities.......    $219.8       $(239.3)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.


                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                  BEGINNING         LOSSES
                                   BALANCE   ---------------------
                                    AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                  JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)                2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS  LEVEL3  LEVEL 3
---------------------             ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account
 balances/(1)/...................   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--
Derivative liabilities:
   Equity index options..........      2.6          --       --        --      --       --       (2.6)      --       --
                                    ------      ------      ---       ---     ---    -----      -----      ---      ---
   Total derivative liabilities..      2.6          --       --        --      --       --       (2.6)      --       --
                                    ------      ------      ---       ---     ---    -----      -----      ---      ---
Total Level 3 liabilities........   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--
                                    ======      ======      ===       ===     ===    =====      =====      ===      ===

                                               TOTAL (GAINS)
                                                   LOSSES
                                                INCLUDED IN
                                     ENDING     NET (INCOME)
                                    BALANCE         LOSS
                                     AS OF      ATTRIBUTABLE
                                  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                 2011       STILL HELD
---------------------             ------------ --------------
Policyholder account
 balances/(1)/...................    $433.6        $297.2
Derivative liabilities:
   Equity index options..........        --            --
                                     ------        ------
   Total derivative liabilities..        --            --
                                     ------        ------
Total Level 3 liabilities........    $433.6        $297.2
                                     ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2013     2012    2011
---------------------                                                                       -------  -------  ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $    --  $   --
   Net investment (gains) losses...........................................................  (241.2)  (158.3)  292.7
                                                                                            -------  -------  ------
       Total............................................................................... $(241.2) $(158.3) $292.7
                                                                                            =======  =======  ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $    --  $   --
   Net investment (gains) losses...........................................................  (239.3)  (154.9)  297.2
                                                                                            -------  -------  ------
       Total............................................................................... $(239.3) $(154.9) $297.2
                                                                                            =======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2013:

                                       VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                  TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------               ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate.............. Internal models    $703.3      Credit spreads      60bps - 337bps (183bps)
       Corporate--non-U.S.......... Internal models     472.8      Credit spreads      89bps - 376bps (181bps)
   Derivative assets:
                                      Discounted                    Equity index
       Equity index options........   cash flows         10.9        volatility            13% - 24%(21%)
Liabilities
   Policyholder account balances:
                                                                     Withdrawal
                                                                  utilization rate            --% - 98%
                                                                     Lapse rate               --% - 15%
                                                                   Non-performance
                                                                risk (credit spreads)   50bps - 90bps (77bps)
       GMWB embedded                Stochastic cash                 Equity index
         derivatives /(1)/.........   flow model         82.8        volatility            15% - 24%(21%)
       Fixed index annuity           Option budget                 Expected future
         embedded derivatives......     method          136.8     interest credited          1% - 4%(2%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE.

   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                2013   2012
---------------------                                                ----- ------
Receivables secured by:
   Other assets..................................................... $51.8 $ 55.6
                                                                     ----- ------
       Total securitized assets not required to be consolidated.....  51.8   55.6
                                                                     ----- ------
       Total securitized assets required to be consolidated.........    --   64.5
                                                                     ----- ------
       Total securitized assets..................................... $51.8 $120.1
                                                                     ===== ======

   Genworth previously provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated. As a result of a clean up call being exercised on this securitization entity during 2013, we effectively no longer have any limited recourse outstanding as of December 31, 2013.

   There has been no new asset securitization activity in 2013 or 2012.

   (b) Securitization Entity Required To Be Consolidated

   In 2012, we consolidated one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was consolidated was backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represented the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which was held by a third party. We owned the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. During 2013, we exercised a clean up call to repurchase the loans and repay the outstanding debt. These loans are now included in commercial mortgage loans and are no longer restricted. We

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

also acted as the servicer for the underlying mortgage loans and had the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31, 2012:

             (AMOUNTS IN MILLIONS)
             ---------------------
             Assets
                Investments:
                    Restricted commercial mortgage loans..... $64.5
                                                              -----
                       Total investments.....................  64.5
                Cash and cash equivalents....................   0.1
                Accrued investment income....................   0.4
                                                              -----
                    Total assets............................. $65.0
                                                              =====
             Liabilities
                Other liabilities............................ $ 0.3
                Deferred tax liability.......................   2.7
                Borrowings related to securitization entity..  64.6
                                                              -----
                    Total liabilities........................ $67.6
                                                              =====

   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

             (AMOUNTS IN MILLIONS)               2013  2012  2011
             ---------------------               ---- -----  -----
             Revenues:
             Net investment income.............. $6.0 $ 7.3  $10.4
             Net investment gains (losses)......  0.1  (1.1)   0.2
             Other income.......................   --   1.5     --
                                                 ---- -----  -----
                Total revenues..................  6.1   7.7   10.6
                                                 ---- -----  -----
             Expenses:
             Interest expense...................  3.3   4.7    6.2
             Acquisition and operating expenses.  0.6   0.6    0.6
                                                 ---- -----  -----
                Total expenses..................  3.9   5.3    6.8
                                                 ---- -----  -----
             Income before income taxes.........  2.2   2.4    3.8
             Provision for income taxes.........  0.8   0.9    1.3
                                                 ---- -----  -----
             Net income......................... $1.4 $ 1.5  $ 2.5
                                                 ==== =====  =====

   The assets and other instruments held by the securitization entity were restricted and could only be used to fulfill the obligations of the securitization entity.

   (c) Borrowings Related To Consolidated Securitization Entity

   As a result of a clean up call being exercised on our consolidated securitization entity during 2013, we no longer have any outstanding borrowings related to this securitization entity. Our consolidated securitization entity

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

had a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million as of December 31, 2012. This borrowing was required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing followed the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2013, we are able to distribute $606.6 million in dividends in 2014 without obtaining regulatory approval. Based on statutory results as of December 31, 2013, we estimate our insurance subsidiaries could pay dividends of $78.3 million to us in 2014 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2014 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $177.7 million, $98.6 million and $11.8 million during 2013, 2012 and 2011, respectively (none of which were deemed "extraordinary"). The dividend in 2013 included $143.1 million in cash and $34.6 million of securities.

   In 2013 and 2012, we declared and paid cash dividends of $200.0 million and $100.0 million, respectively, to GLIC. There was no common stock dividend declared in 2011.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income
(loss) and stockholder's equity.

   Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII, River Lake IX (the "SPFCs") and River Lake X. The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX and River Lake X were granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with BLAIC and Hannover Life Reassurance Company Of America, respectively, as an admitted asset.

  . River Lake VII and River Lake VIII were granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves. Effective November 1, 2013, this permitted accounting practice was discontinued and River Lake VI was granted a permitted accounting practice from the State of Delaware to carry its excess of loss reinsurance agreement with The Canada Life Assurance Company as an admitted asset.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $439.5 million and $589.5 million as of December 31, 2013 and 2012, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2013     2012     2011
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 346.1  $ 357.0  $ (86.4)
Captive life insurance subsidiaries...............................  (101.7)  (478.1)  (145.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 244.4  $(121.1) $(232.3)
                                                                   =======  =======  =======

                                                                          AS OF DECEMBER 31,
                                                                          -----------------
(AMOUNTS IN MILLIONS)                                                       2013      2012
---------------------                                                     --------  --------
Combined statutory capital and surplus, excluding captive life insurance subsidiaries........................................................... $2,268.0  $2,289.3

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,100.8 million and $1,203.7 million as of December 31, 2013 and 2012, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII, River Lake IX and River Lake X, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2013 and 2012, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 720% and 613% of the company action level as of December 31, 2013 and 2012, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The NAIC adopted revised statutory reserving requirements for new and in-force secondary guarantee universal life business subject to Actuarial Guideline 38 (more commonly known as "AG 38") provisions, effective
December 31, 2012. These requirements reflected an agreement reached and developed by a NAIC Joint Working Group which included regulators from several states. The financial impact related to the revised statutory reserving requirements on our in-force reserves subject to the new guidance was not significant as of December 31, 2013 and 2012.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2013 and 2012, local statutory capital and surplus was $19.6 million and $101.3 million, respectively. Local statutory net income was $10.8 million and $490.5 million for the years ended December 31, 2013 and 2012, respectively. Local statutory net loss was $42.0 million for the year ended December 31, 2011. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $19.1 million and $99.7 million as of December 31, 2013 and 2012, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our Runoff segment primarily includes variable annuities, variable life insurance, group variable annuities and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2013:

                                                            U.S. LIFE            CORPORATE
(AMOUNTS IN MILLIONS)                                       INSURANCE   RUNOFF   AND OTHER CONSOLIDATED
---------------------                                       --------- ---------  --------- ------------
Premiums................................................... $   598.2 $     4.5  $     --   $   602.7
Net investment income......................................     652.0      34.7       5.1       691.8
Net investment gains (losses)..............................      33.7    (111.8)       --       (78.1)
Policy fees and other income...............................     678.4     169.0       4.0       851.4
                                                            --------- ---------  --------   ---------
   Total revenues..........................................   1,962.3      96.4       9.1     2,067.8
                                                            --------- ---------  --------   ---------
Benefits and other changes in policy reserves..............     999.7      26.6        --     1,026.3
Interest credited..........................................     292.3      10.6        --       302.9
Acquisition and operating expenses, net of deferrals.......     210.3      54.0       4.4       268.7
Amortization of deferred acquisition costs and intangibles.     164.5      21.6        --       186.1
Interest expense...........................................     100.4        --       3.2       103.6
                                                            --------- ---------  --------   ---------
   Total benefits and expenses.............................   1,767.2     112.8       7.6     1,887.6
                                                            --------- ---------  --------   ---------
Income (loss) before income taxes and equity in net
  loss of unconsolidated subsidiary........................     195.1     (16.4)      1.5       180.2
Provision (benefit) for income taxes.......................      78.2     (20.4)     (4.4)       53.4
                                                            --------- ---------  --------   ---------
Income (loss) before equity in net income of
  unconsolidated subsidiary................................     116.9       4.0       5.9       126.8
Equity in net income of unconsolidated subsidiary..........        --        --      35.6        35.6
                                                            --------- ---------  --------   ---------
Net income................................................. $   116.9 $     4.0  $   41.5   $   162.4
                                                            ========= =========  ========   =========
Total assets............................................... $25,792.1 $10,792.9  $1,158.9   $37,743.9
                                                            ========= =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                               U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                          ---------  ---------  --------- ------------
Premiums...................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.........................................     649.1       35.9       8.9       693.9
Net investment gains (losses).................................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income..................................     679.5      171.1       2.9       853.5
                                                               ---------  ---------  --------   ---------
   Total revenues.............................................   1,759.1      179.0      (4.8)    1,933.3
                                                               ---------  ---------  --------   ---------
Benefits and other changes in policy reserves.................     995.2       32.8        --     1,028.0
Interest credited.............................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals..........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles....     276.8       58.8        --       335.6
Goodwill impairment...........................................     147.0         --        --       147.0
Interest expense..............................................      90.1         --      (3.0)       87.1
                                                               ---------  ---------  --------   ---------
   Total benefits and expenses................................   2,008.8      158.1       2.8     2,169.7
                                                               ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes..........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                               ---------  ---------  --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................    (205.1)      26.3       1.8      (177.0)
Equity in net income of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                               ---------  ---------  --------   ---------
Net income (loss)............................................. $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                               =========  =========  ========   =========
Total assets.................................................. $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                               =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2011:

                                                               U.S. LIFE          CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE  RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- -------  --------- ------------
Premiums...................................................... $  782.2  $  55.6   $   --     $  837.8
Net investment income.........................................    680.1     35.5     10.0        725.6
Net investment gains (losses).................................    (66.9)  (113.1)    (2.0)      (182.0)
Policy fess and other income..................................    572.1    192.8       --        764.9
                                                               --------  -------   ------     --------
   Total revenues.............................................  1,967.5    170.8      8.0      2,146.3
                                                               --------  -------   ------     --------
Benefits and other changes in policy reserves.................  1,119.7     76.9       --      1,196.6
Interest credited.............................................    276.7     23.0       --        299.7
Acquisition and operating expenses, net of deferrals..........    205.2     88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles....    133.6     46.0      4.2        183.8
Interest expense..............................................    105.5       --      6.2        111.7
                                                               --------  -------   ------     --------
   Total benefits and expenses................................  1,840.7    234.3     12.6      2,087.6
                                                               --------  -------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    126.8    (63.5)    (4.6)        58.7
Benefit for income taxes......................................     44.6    (38.4)    (1.6)         4.6
                                                               --------  -------   ------     --------
Income (loss) before equity in net loss of
  unconsolidated subsidiary...................................     82.2    (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary...............       --       --     (7.5)        (7.5)
                                                               --------  -------   ------     --------
Net income (loss)............................................. $   82.2  $ (25.1)  $(10.5)    $   46.6
                                                               ========  =======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation and Regulatory Matters

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   In June 2013, we reached a settlement agreement with 39 state comptroller's or treasurer's offices and the third-party auditor, Verus Financial, LLC, whom they had retained to examine our unclaimed property and escheatment practices. The NAIC also established a multi-state task force conducting market conduct exams on behalf of state insurance departments. A number of our life insurance companies are subject to this exam, which is ongoing. On December 11, 2013, GLAIC, GLICNY and GLIC, agreed to a resolution of the multi-state exam and agreed to pay the departments $1.9 million payment for their examination, compliance and monitoring costs. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which we are a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia Treasurer's office is appealing that decision. There have been other inquiries on this topic from state regulators. In particular, we are currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine us. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.

   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2013, we were committed to fund $14.7 million in limited partnership investments.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $263.0 million as of December 31, 2013.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2013 and 2012, the carrying value of our investment in GLICNY was $495.0 million and $560.4 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY:

                                         YEARS ENDED DECEMBER 31,
                                         -----------------------
                  (AMOUNTS IN MILLIONS)   2013    2012    2011
                  ---------------------  ------  ------  ------
                  Net investment income. $333.5  $338.5  $329.4
                  Total revenues........ $626.7  $666.3  $491.2
                  Net income (loss)..... $103.3  $131.9  $(21.6)

                                            AS OF DECEMBER 31,
                                            -------------------
                (AMOUNTS IN MILLIONS)         2013      2012
                ---------------------       --------- ---------
                Total assets............... $11,066.0 $11,285.5
                Total liabilities.......... $ 9,631.2 $ 9,661.1
                Total stockholders' equity. $ 1,434.8 $ 1,624.4

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


(21) CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   The following tables show the changes in accumulated OCI, net of taxes, by component as of and for the periods indicated:

                                           NET
                                        UNREALIZED
                                        INVESTMENT    DERIVATIVES
                                          GAINS      QUALIFYING AS
     (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
     ---------------------             ------------  ------------- -------
     Balances as of January 1, 2013...   $ 498.6        $ 47.2     $ 545.8
        OCI before reclassifications..    (353.2)        (27.4)     (380.6)
        Amounts reclassified from OCI.       9.0          (0.3)        8.7
                                         -------        ------     -------
        Current period OCI............    (344.2)        (27.7)     (371.9)
                                         -------        ------     -------
     Balances as of December 31, 2013.   $ 154.4        $ 19.5     $ 173.9
                                         =======        ======     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                            NET
                                         UNREALIZED
                                         INVESTMENT    DERIVATIVES
                                           GAINS      QUALIFYING AS
      (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/  TOTAL
      ---------------------             ------------  ------------- ------
      Balances as of January 1, 2012...    $190.2         $51.8     $242.0
         OCI before reclassifications..     279.8          (4.4)     275.4
         Amounts reclassified from OCI.      28.6          (0.2)      28.4
                                           ------         -----     ------
         Current period OCI............     308.4          (4.6)     303.8
                                           ------         -----     ------
      Balances as of December 31, 2012.    $498.6         $47.2     $545.8
                                           ======         =====     ======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

                                           NET
                                        UNREALIZED
                                        INVESTMENT    DERIVATIVES
                                          GAINS      QUALIFYING AS
     (AMOUNTS IN MILLIONS)             (LOSSES)/(1)/  HEDGES/(2)/   TOTAL
     ---------------------             ------------  ------------- -------
     Balances as of January 1, 2011...   $(137.9)        $16.8     $(121.1)
        OCI before reclassifications..     285.5          34.8       320.3
        Amounts reclassified from OCI.      42.6           0.2        42.8
                                         -------         -----     -------
        Current period OCI............     328.1          35.0       363.1
                                         -------         -----     -------
     Balances as of December 31, 2011.   $ 190.2         $51.8     $ 242.0
                                         =======         =====     =======

--------
/(1)/Net of adjustments to DAC, PVFP, sales inducements and benefit reserves.
     See note 3 for additional information.
/(2)/See note 4 for additional information.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


   The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

                                           AMOUNT RECLASSIFIED FROM ACCUMULATED
                                           OTHER COMPREHENSIVE INCOME
                                           ------------------------------------
                                           YEARS ENDED DECEMBER 31,               AFFECTED LINE ITEM IN THE
                                           ------------------------------------   CONSOLIDATED STATEMENTS
(AMOUNTS IN MILLIONS)                       2013        2012         2011                OF INCOME
---------------------                        -----       ------       ------    ------------------------------
Net unrealized investment (gains) losses:
   Unrealized (gains) losses on
     investments/(1)/..................... $13.8       $ 44.1       $ 65.6      Net investment gains (losses)
   Provision for income taxes.............  (4.8)       (15.5)       (23.0)      Provision for income taxes
                                             -----       ------       ------
   Total.................................. $ 9.0       $ 28.6       $ 42.6
                                             =====       ======       ======
Derivatives qualifying as hedges:
   Interest rate swaps hedging assets..... $(0.1)      $ (0.1)      $ (0.2)         Net investment income
   Investment in unconsolidated                                                  Equity in net income (loss)
     subsidiary...........................  (0.3)        (0.1)         0.5      of unconsolidated subsidiary
   Provision for income taxes.............   0.1           --         (0.1)      Provision for income taxes
                                             -----       ------       ------
   Total.................................. $(0.3)      $ (0.2)      $  0.2
                                             =====       ======       ======

--------
/(1)/Amounts exclude adjustments to DAC, PVFP, sales inducements and benefit reserves.

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

(1)(a) Resolution of the Board of Directors of GE Life and Annuity Assurance
       Company authorizing the GE Life & Annuity Separate Account 7.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(1)(b) Resolution of Board of Directors of GE Life and Annuity Assurance
       Company authorizing the change in name of GE Life & Annuity Separate
       Account 7 to Genworth Life & Annuity VA Separate Account 2.
       Previously filed on April 20, 2006 with the initial Registration
       Statement on Form N-4 to Genworth Life & Annuity VA Separate Account
       2, File No. 333-133425, and incorporated herein.

(2)    Not applicable.

(3)(a) Underwriting Agreement between Genworth Life and Annuity Insurance
       Company and Capital Brokerage Corporation. Previously filed on July
       28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth
       Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(3)(b) Form of Dealer Sales Agreement. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(a) Form of contract. Previously filed on April 20, 2006 with the initial
       Registration Statement on Form N-4 to Genworth Life & Annuity VA
       Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(b) Form of Commutation of Monthly Income Endorsement. Previously Filed on April 25, 2008 with Post-Effective Amendment No. 2 on Form N-4 to
       Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(5)    Form of Application. Previously filed on July 28, 2006 with
       Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity
       VA Separate Account 2, File No. 333-133425, and incorporated herein.

(6)(a) Amended and Restated Articles of Incorporation of Genworth Life and
       Annuity Insurance Company. Previously filed on January 3, 2006 with
       Post-Effective Amendment No. 23 on Form N-4 to Genworth Life &
       Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form
       N-4 to Genworth Life & Annuity VA Separate Account 1, File No.
       333-63531, and incorporated herein.

(7)    Not applicable.

(8)    Participation Agreement among Genworth Life and Annuity Insurance
       Company, GE Investments Funds, Inc. and GE Investments Distributors,
       Inc. Previously filed on April 23, 2007 with Post-Effective Amendment
       No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2,
       File No. 333-133425, and incorporated herein.

(8)(a)  Amendment to Fund Participation Agreement between GE Investments
        Funds, Inc. and Genworth Life and Annuity Insurance Company.
        Previously filed on April 27, 2011 with Post-Effective Amendment No.
        6 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File
        No. 333-133425, and incorporated herein.

(9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(13)(a) Power of Attorney. Previously filed on April 27, 2011 with
        Post-Effective Amendment No. 6 on Form N-4 to Genworth Life & Annuity
        Separate Account 2, File No. 333-133425, and incorporated herein.

    (b) Power of Attorney. Previously filed on April 25, 2013 with
        Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 2, Registration No. 333-133425.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME                      POSITIONS AND OFFICES WITH DEPOSITOR
----                      ------------------------------------
Elena K. Edwards          Director, Chairperson of the Board, President and Chief
                          Executive Officer

Paul A. Haley             Director and Senior Vice President

Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer

Gregory S. Karawan        Director

John G. Apostle, II(1)    Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

Leon E. Roday(1)          Senior Vice President

Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer

Martin P. Klein(1)        Senior Vice President

John O. Nigh              Senior Vice President and Chief Actuary

Jac J. Amerell            Vice President and Controller

Jeffrey S. Wright(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were four Qualified Contracts and one Non-Qualified Contract issued as of February 19, 2014.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b) Management


        NAME                 ADDRESS          POSITIONS AND OFFICES WITH UNDERWRITER
        ----                 -------          --------------------------------------
Paul A. Haley......... 6610 W. Broad St.    President and Chief Executive Officer
                       Richmond, VA 23230
John G. Apostle, II... 6620 W. Broad St.    Director
                       Richmond, VA 23230
Scott R. Reeks........ 6610 W. Broad St.    Director and Senior Vice President
                       Richmond, VA 23230
Thomas E. Duffy....... 6610 W. Broad St.    Director and Vice President
                       Richmond, VA 23230
Martin P. Klein....... 6620 W. Broad St.    Senior Vice President
                       Richmond, VA 23230
Scott E. Wolfe........ 6620 West Broad St.  Senior Vice President and Chief Compliance
                       Richmond, VA 23230   Officer
Vidal J. Torres, Jr... 6620 W. Broad St.    Vice President and Secretary
                       Richmond, VA 23230
Daniel P. Healey...... 6610 W. Broad St.    Vice President and Treasurer
                       Richmond, VA 23230
Linda C. Bagnell...... 6610 West Broad St.  Financial & Operations Principal
                       Richmond, VA 23230

                                (2)
          (1)             NET UNDERWRITING      (3)           (4)
   NAME OF PRINCIPAL       DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
      UNDERWRITER           COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
   -----------------      ---------------- -------------  ----------- ------------
Capital Brokerage
  Corporation............  Not Applicable  Not Applicable     0.0%         $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April 2014.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                                    (Registrant)

                                   By:            /S/  PAUL A. HALEY
                                        ---------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                                     (Depositor)

                                   By:            /S/  PAUL A. HALEY
                                        ---------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           NAME                              TITLE                       DATE
            ----                             -----                       ----

  /s/  ELENA K. EDWARDS*     Director, Chairperson of the Board,    April 25, 2014
----------------------------   President and Chief Executive
     ELENA K. EDWARDS          Officer

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    April 25, 2014
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /s/  PAUL A. HALEY       Director and Senior Vice President     April 25, 2014
----------------------------
       PAUL A. HALEY

 /s/  GREGORY S. KARAWAN*    Director                               April 25, 2014
----------------------------
    GREGORY S. KARAWAN

    /s/  AMY R. CORBIN*      Director, Senior Vice President and    April 25, 2014
----------------------------   Chief Financial Officer
       AMY R. CORBIN

   /s/  JAC J. AMERELL*      Vice President and Controller          April 25, 2014
----------------------------
      JAC J. AMERELL



*By:  /s/  PAUL A. HALEY  , pursuant to Power of                 April 25, 2014
      -------------------   Attorney executed on April 1, 2011,
        PAUL A. HALEY       October 11, 2011, May 25, 2012 and
                            April 1, 2013.